UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

Item 1. Reports to Stockholders.

YieldMax™ AI & Tech Portfolio Option Income ETF Tailored Shareholder Report

semi-annual shareholder report January 31, 2026 YieldMax™ AI & Tech Portfolio Option Income ETF Ticker: GPTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ AI & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gpty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the Fund at YieldMax™ AI & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI & Tech Portfolio Option Income ETF	$51	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$72,922
Number of Holdings	72
Total Advisory Fee	$344,315
Portfolio Turnover	20%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Represents less than (0.05)%.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.3
Alphabet, Inc. - Class A	6.8
Intel Corp.	5.3
Advanced Micro Devices, Inc.	5.3
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5.2
Palantir Technologies, Inc. - Class A	5.2
Meta Platforms, Inc. - Class A	4.8
Tesla, Inc.	4.7
Apple, Inc.	4.6
International Business Machines Corp.	4.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/gpty/.

YieldMax™ CRCL Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ CRCL Option Income Strategy ETF Ticker: CRCO (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ CRCL Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/crco/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ CRCL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ CRCL Option Income Strategy ETF	$26*	0.99%**
*	The Fund commenced operations on September 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$23,437
Number of Holdings	14
Total Advisory Fee	$76,321
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	125.3
Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.01	-7.1
Circle Internet Group, Inc. - Expiration: 02/20/2026; Exercise: $65.00	5.7
First American Government Obligations Fund - Class X, 3.61%	4.9
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $69.00	-0.6
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $67.00	-0.5
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $71.00	0.3
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $70.00	-0.2
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $66.00	-0.2
Circle Internet Group, Inc. - Expiration: 02/06/2026; Exercise: $74.00	0.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/crco/.

YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF Ticker: LFGY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/lfgy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Crypto Industry & Tech Portfolio Option Income ETF	$47	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$125,498
Number of Holdings	88
Total Advisory Fee	$907,585
Portfolio Turnover	33%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

*	Represents less than 0.05%.
**	Represents less than (0.05)%.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
iShares Bitcoin Trust ETF - Expiration: 02/20/2026; Exercise: $10.01	5.5
NVIDIA Corp.	5.5
Strategy, Inc. - Class A	4.8
Block, Inc. - Class A	4.8
Bitdeer Technologies Group - Class A	4.7
Core Scientific, Inc.	4.7
MercadoLibre, Inc.	4.6
Hut 8 Corp.	4.6
NU Holdings Ltd. - Class A	4.4
Opera, Ltd. - ADR	4.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/lfgy/.

YieldMax™ Dorsey Wright Featured 5 Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Dorsey Wright Featured 5 Income ETF Ticker: FEAT (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Featured 5 Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/feat/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Featured 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Featured 5 Income ETF	$13	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$13,289
Number of Holdings	6
Total Advisory Fee	$27,445
Portfolio Turnover	119%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
YieldMax GOOGL Option Income Strategy ETF	22.0
YieldMax AMD Option Income Strategy ETF	20.2
YieldMax PLTR Option Income Strategy ETF	19.1
YieldMax MRNA Option Income Strategy ETF	18.8
YieldMax RDDT Option Income Strategy ETF	18.4
First American Government Obligations Fund - Class X, 3.61%	1.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/feat/.

YieldMax™ Dorsey Wright Hybrid 5 Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Dorsey Wright Hybrid 5 Income ETF Ticker: FIVY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Dorsey Wright Hybrid 5 Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/fivy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Dorsey Wright Hybrid 5 Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Dorsey Wright Hybrid 5 Income ETF	$13	0.29%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$6,922
Number of Holdings	11
Total Advisory Fee	$13,889
Portfolio Turnover	114%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
YieldMax GOOGL Option Income Strategy ETF	13.2
YieldMax AMD Option Income Strategy ETF	12.1
YieldMax PLTR Option Income Strategy ETF	11.4
YieldMax MRNA Option Income Strategy ETF	11.3
YieldMax RDDT Option Income Strategy ETF	11.0
Alphabet, Inc. - Class A	8.9
Advanced Micro Devices, Inc.	8.2
Palantir Technologies, Inc. - Class A	7.7
Moderna, Inc.	7.7
Reddit, Inc. - Class A	7.5

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/fivy/.

YieldMax™ GME Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ GME Option Income Strategy ETF Ticker: GMEY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ GME Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/gmey/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ GME Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GME Option Income Strategy ETF	$38*	0.99%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$18,616
Number of Holdings	11
Total Advisory Fee	$63,287
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	86.9
GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.00	12.8
GameStop Corp. - Expiration: 02/06/2026; Exercise: $24.00	-2.1
First American Government Obligations Fund - Class X, 3.61%	2.1
GameStop Corp. - Expiration: 02/06/2026; Exercise: $23.50	-1.0
GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.50	0.9
GameStop Corp. - Expiration: 02/20/2026; Exercise: $21.01	-0.7
GameStop Corp. - Expiration: 02/06/2026; Exercise: $25.00	0.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/gmey/.

YieldMax™ HIMS Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ HIMS Option Income Strategy ETF Ticker: HIYY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ HIMS Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/hiyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ HIMS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ HIMS Option Income Strategy ETF	$27*	0.99%**
*	The Fund commenced operations on September 24, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$16,673
Number of Holdings	12
Total Advisory Fee	$62,545
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	104.3
Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.01	-10.7
Hims & Hers Health, Inc. - Expiration: 02/20/2026; Exercise: $29.00	4.1
First American Government Obligations Fund - Class X, 3.61%	0.7
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.00	-0.5
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $28.50	-0.5
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $29.00	-0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $32.00	0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $30.50	0.2
Hims & Hers Health, Inc. - Expiration: 02/06/2026; Exercise: $31.50	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/hiyy/.

YieldMax™ MSTR Performance & Distribution Target 25 ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ MSTR Performance & Distribution Target 25 ETF Ticker: MSST (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSTR Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/msst/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Performance & Distribution Target 25 ETF	$19*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$2,966
Number of Holdings	11
Total Advisory Fee	$4,168
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	81.2
First American Government Obligations Fund - Class X, 3.61%	20.7
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.01	-15.6
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $170.00	2.5
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $185.00	-0.8
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $190.00	-0.3
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $210.00	0.3
Strategy, Inc. - Expiration: 02/20/2026; Exercise: $220.00	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/msst/.

YieldMax™ MSTR Short Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ MSTR Short Option Income Strategy ETF Ticker: WNTR (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ MSTR Short Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/wntr/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ MSTR Short Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Short Option Income Strategy ETF	$71	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$81,913
Number of Holdings	16
Total Advisory Fee	$257,497
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	55.1
First American Government Obligations Fund - Class X, 3.61%	13.4
Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.02	10.3
Strategy, Inc. - Expiration: 03/20/2026; Exercise: $145.00	8.8
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $136.00	-0.7
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $140.00	-0.5
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $300.00	0.4
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $128.00	0.4
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $132.00	0.3
Strategy, Inc. - Expiration: 02/06/2026; Exercise: $134.00	-0.2

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/wntr/.

YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF Ticker: QDTY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/qdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Nasdaq 100 0DTE Covered Call Strategy ETF	$53	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$21,546
Number of Holdings	4
Total Advisory Fee	$77,161
Portfolio Turnover	5%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
Nasdaq-100 Index - Expiration: 12/18/2026; Exercise: $1,001.26	91.2
Nasdaq-100 Micro Index - Expiration: 12/18/2026; Exercise: $10.02	5.8
First American Government Obligations Fund - Class X, 3.61%	0.8
U.S. Treasury Bills	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/qdty/.

YieldMax™ NVDA Performance & Distribution Target 25 ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ NVDA Performance & Distribution Target 25 ETF Ticker: NVIT (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ NVDA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/nvit/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ NVDA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Performance & Distribution Target 25 ETF	$21*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$3,742
Number of Holdings	9
Total Advisory Fee	$4,651
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	66.2
NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.00	8.7
NVIDIA Corp. - Expiration: 03/20/2026; Exercise: $185.01	-4.9
First American Government Obligations Fund - Class X, 3.61%	3.1
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $195.00	-2.9
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $210.00	0.4
NVIDIA Corp. - Expiration: 02/20/2026; Exercise: $220.00	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/nvit/.

YieldMax™ R2000 0DTE Covered Call Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ R2000 0DTE Covered Call Strategy ETF Ticker: RDTY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ R2000 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ R2000 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ R2000 0DTE Covered Call Strategy ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$10,015
Number of Holdings	3
Total Advisory Fee	$48,172
Portfolio Turnover	3%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
Russell 2000 Index - Expiration: 12/18/2026; Exercise: $310.26	89.2
First American Government Obligations Fund - Class X, 3.61%	5.8
U.S. Treasury Bills	0.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rdty/.

YieldMax™ RDDT Option Income Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ RDDT Option Income Strategy ETF Ticker: RDYY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ RDDT Option Income Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rdyy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ RDDT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ RDDT Option Income Strategy ETF	$35*	0.99%**
*	The Fund commenced operations on September 8, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$29,771
Number of Holdings	16
Total Advisory Fee	$104,592
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
U.S. Treasury Bills	104.7
Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.01	-13.7
Reddit, Inc. - Expiration: 03/20/2026; Exercise: $190.00	8.9
First American Government Obligations Fund - Class X, 3.61%	3.1
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $187.50	-1.5
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $197.50	1.0
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $195.00	-0.7
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $192.50	-0.7
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $205.00	-0.6
Reddit, Inc. - Expiration: 02/06/2026; Exercise: $202.50	0.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rdyy/.

YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ S&P 500 0DTE Covered Call Strategy ETF Ticker: SDTY (Listed on The Nasdaq Stock Market, LLC)

This semi-annual shareholder report contains important information about the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/sdty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ S&P 500 0DTE Covered Call Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ S&P 500 0DTE Covered Call Strategy ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$21,157
Number of Holdings	5
Total Advisory Fee	$82,020
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
S&P 500 Index - Expiration: 12/18/2026; Exercise: $1,200.26	84.1
First American Government Obligations Fund - Class X, 3.61%	4.0
U.S. Treasury Bills	3.4

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/sdty/.

YieldMax™ Semiconductor Portfolio Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Semiconductor Portfolio Option Income ETF Ticker: CHPY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Semiconductor Portfolio Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/chpy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Semiconductor Portfolio Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Semiconductor Portfolio Option Income ETF	$59	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$298,657
Number of Holdings	97
Total Advisory Fee	$554,564
Portfolio Turnover	46%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	7.9
Broadcom, Inc.	7.0
Lam Research Corp.	6.0
ASML Holding NV	5.3
Micron Technology, Inc.	4.4
ACM Research, Inc. - Class A	4.4
Texas Instruments, Inc.	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.0
Advanced Micro Devices, Inc.	3.8
Intel Corp.	3.8

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/chpy/.

YieldMax™ Target 12 Big 50 Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Target 12 Big 50 Option Income ETF Ticker: BIGY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Big 50 Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/bigy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Big 50 Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Big 50 Option Income ETF	$52	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$24,883
Number of Holdings	173
Total Advisory Fee	$67,724
Portfolio Turnover	52%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

*	Represents less than (0.05)%

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	6.1
Apple, Inc.	6.0
Alphabet, Inc. - Class A	5.0
Amazon.com, Inc.	5.0
Meta Platforms, Inc. - Class A	4.3
Microsoft Corp.	3.6
Walmart, Inc.	3.0
JPMorgan Chase & Co.	3.0
Broadcom, Inc.	3.0
Tesla, Inc.	3.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/bigy/.

YieldMax™ Target 12 Real Estate Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Target 12 Real Estate Option Income ETF Ticker: RNTY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Real Estate Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/rnty/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Real Estate Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Real Estate Option Income ETF	$51	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$3,748
Number of Holdings	72
Total Advisory Fee	$14,386
Portfolio Turnover	13%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Prologis, Inc.	6.3
Welltower, Inc.	6.2
Digital Realty Trust, Inc.	5.4
Simon Property Group, Inc.	4.9
St Joe Co.	4.5
CBRE Group, Inc. - Class A	4.2
Realty Income Corp.	4.1
Texas Pacific Land Corp.	4.1
American Tower Corp.	3.9
Equinix, Inc.	3.9

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/rnty/.

YieldMax™ Target 12 Semiconductor Option Income ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ Target 12 Semiconductor Option Income ETF Ticker: SOXY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ Target 12 Semiconductor Option Income ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/soxy/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ Target 12 Semiconductor Option Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Target 12 Semiconductor Option Income ETF	$58	0.99%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$23,161
Number of Holdings	119
Total Advisory Fee	$61,546
Portfolio Turnover	70%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and liabilities in excess of other assets.

What did the Fund invest in?

(as of January 31, 2026)

Top Ten Holdings	(% of Total Net Assets)
Broadcom, Inc.	6.1
ASML Holding NV	5.8
Lam Research Corp.	5.2
Micron Technology, Inc.	4.6
First American Government Obligations Fund - Class X, 3.61%	4.5
Intel Corp.	4.3
Texas Instruments, Inc.	4.3
QUALCOMM, Inc.	4.0
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	4.0
Applied Materials, Inc.	4.0

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/soxy/.

YieldMax™ TSLA Performance & Distribution Target 25 ETF Tailored Shareholder Report

semi-annual Shareholder Report January 31, 2026 YieldMax™ TSLA Performance & Distribution Target 25 ETF Ticker: TEST (Listed on Cboe BZX Exchange, Inc.)

This semi-annual shareholder report contains important information about the YieldMax™ TSLA Performance & Distribution Target 25 ETF (the "Fund") for the period August 1, 2025 to January 31, 2026. You can find additional information about the Fund at www.yieldmaxetfs.com/our-etfs/test/. You can also request this information by contacting us at (844) 737-3001 or by writing to the YieldMax™ TSLA Performance & Distribution Target 25 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Performance & Distribution Target 25 ETF	$21*	0.99%**
*	The Fund commenced operations on November 17, 2025. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Key Fund Statistics

(as of January 31, 2026)

Fund Size (Thousands)	$2,529
Number of Holdings	11
Total Advisory Fee	$5,142
Portfolio Turnover	0%

Security Type - Investments

(% of Total Net Assets)

Security Type - Other Financial Instruments

(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments, and other assets in excess of liabilities.

What did the Fund invest in?

(as of January 31, 2026)

Top Holdings	(% of Total Net Assets)
U.S. Treasury Bills	73.9
First American Government Obligations Fund - Class X, 3.61%	15.6
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $440.01	-5.1
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $440.01	3.1
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $460.00	-0.8
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $475.00	-0.5
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $500.00	0.2
Tesla, Inc. - Expiration: 02/20/2026; Exercise: $515.00	0.1

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.yieldmaxetfs.com/our-etfs/test/.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
January 31, 2026 (Unaudited)

Tidal Trust II

•YieldMax AI & Tech Portfolio Option Income ETF	| GPTY	| NYSE Arca, Inc.
•YieldMax CRCL Option Income Strategy ETF	| CRCO	| NYSE Arca, Inc.
•YieldMax Crypto Industry & Tech Portfolio Option Income ETF	| LFGY	| NYSE Arca, Inc.
•YieldMax Dorsey Wright Featured 5 Income ETF	| FEAT	| The Nasdaq Stock Market, LLC
•YieldMax Dorsey Wright Hybrid 5 Income ETF	| FIVY	| The Nasdaq Stock Market, LLC
•YieldMax GME Option Income Strategy ETF	| GMEY	| NYSE Arca, Inc.
•YieldMax HIMS Option Income Strategy ETF	| HIYY	| NYSE Arca, Inc.
•YieldMax MSTR Performance & Distribution Target 25 ETF	| MSST	| Cboe BZX Exchange, Inc.
•YieldMax MSTR Short Option Income Strategy ETF	| WNTR	| NYSE Arca, Inc.
•YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF	| QDTY	| The Nasdaq Stock Market, LLC
•YieldMax NVDA Performance & Distribution Target 25 ETF	| NVIT	| Cboe BZX Exchange, Inc.
•YieldMax R2000 0DTE Covered Call Strategy ETF	| RDTY	| The Nasdaq Stock Market, LLC
•YieldMax RDDT Option Income Strategy ETF	| RDYY	| NYSE Arca, Inc.
•YieldMax S&P 500 0DTE Covered Call Strategy ETF	| SDTY	| The Nasdaq Stock Market, LLC
•YieldMax Semiconductor Portfolio Option Income ETF	| CHPY	| NYSE Arca, Inc.
•YieldMax Target 12 Big 50 Option Income ETF	| BIGY	| NYSE Arca, Inc.
•YieldMax Target 12 Real Estate Option Income ETF	| RNTY	| NYSE Arca, Inc.
•YieldMax Target 12 Semiconductor Option Income ETF	| SOXY	| NYSE Arca, Inc.
•YieldMax TSLA Performance & Distribution Target 25 ETF	| TEST	| Cboe BZX Exchange, Inc.

YieldMax ETFs

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax AI & Tech Portfolio Option Income ETF
Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Auto Manufacturers - 4.7%
Tesla, Inc. (a)(b)(c)	8,035	$3,458,344

Computers - 9.1%
Apple, Inc. (b)(c)	13,052	3,386,733
International Business Machines Corp. (b)(c)	10,531	3,229,858
		6,616,591
Internet - 15.5%
Alphabet, Inc. - Class A (b)(c)	14,618	4,940,884
Amazon.com, Inc. (a)(b)(c)	12,013	2,874,711
Meta Platforms, Inc. - Class A (b)(c)	4,855	3,478,608
		11,294,203
Investment Companies - 6.3%
Cipher Mining, Inc. (a)(b)	129,177	2,061,665
Hut 8 Corp. (a)(b)	45,117	2,518,882
		4,580,547
Semiconductors - 34.0% (d)
Advanced Micro Devices, Inc. (a)(b)(c)	16,194	3,833,606
Broadcom, Inc. (b)(c)	9,531	3,157,620
Intel Corp. (a)(b)(c)	82,796	3,847,530
Marvell Technology, Inc. (b)(c)	27,978	2,208,024
NVIDIA Corp. (b)(c)	27,858	5,324,500
QUALCOMM, Inc. (b)(c)	17,226	2,611,289
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)(c)	11,529	3,811,026
		24,793,595
Software - 26.4% (d)
C3.ai, Inc. - Class A (a)(b)(c)	214,558	2,362,284
CoreWeave, Inc. - Class A (a)(b)	24,871	2,317,728
Microsoft Corp. (b)(c)	6,799	2,925,542
Oracle Corp. (b)(c)	15,257	2,510,997
Palantir Technologies, Inc. - Class A (a)(b)(c)	25,927	3,800,639
Salesforce, Inc. (b)(c)	7,757	1,646,733
ServiceNow, Inc. (a)(b)(c)	10,583	1,238,317
Snowflake, Inc. - Class A (a)(b)(c)	12,790	2,464,633
		19,266,873
Telecommunications - 3.5%
Arista Networks, Inc. (a)(b)(c)	18,119	2,568,187
TOTAL COMMON STOCKS (Cost $68,143,504)		72,578,340

The accompanying notes are an integral part of these financial statements.	1

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 0.5% (a)	Notional Amount	Contracts
Call Options - 0.5% (b)(e)(f)
Advanced Micro Devices, Inc., Expiration: 02/06/2026; Exercise Price: $285.00	$3,811,353	161	11,270
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $372.50	4,934,800	146	20,805
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $260.00	2,871,600	120	27,780
Apple, Inc., Expiration: 02/06/2026; Exercise Price: $267.50	3,373,240	130	13,975
Arista Networks, Inc., Expiration: 02/06/2026; Exercise Price: $157.50	2,565,494	181	6,425
Broadcom, Inc., Expiration: 02/06/2026; Exercise Price: $355.00	3,147,350	95	17,100
C3.ai, Inc., Expiration: 02/06/2026; Exercise Price: $13.00	2,361,645	2,145	17,160
Cipher Mining, Inc., Expiration: 02/06/2026; Exercise Price: $19.00	2,060,436	1,291	24,529
CoreWeave, Inc., Expiration: 02/06/2026; Exercise Price: $122.00	2,311,112	248	2,852
Hut 8 Corp., Expiration: 02/06/2026; Exercise Price: $63.00	2,517,933	451	48,031
Intel Corp., Expiration: 02/06/2026; Exercise Price: $52.00	3,843,069	827	22,742
International Business Machines Corp., Expiration: 02/06/2026; Exercise Price: $320.00	3,220,350	105	10,290
Marvell Technology, Inc., Expiration: 02/06/2026; Exercise Price: $85.00	2,201,868	279	17,996
Meta Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $755.00	3,439,200	48	8,136
Microsoft Corp., Expiration: 02/06/2026; Exercise Price: $460.00	2,882,943	67	4,355
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $207.50	5,313,414	278	5,421
Oracle Corp., Expiration: 02/06/2026; Exercise Price: $185.00	2,501,616	152	7,676
Palantir Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $172.50	3,796,681	259	27,713
QUALCOMM, Inc., Expiration: 02/06/2026; Exercise Price: $170.00	2,607,348	172	10,234
Salesforce, Inc., Expiration: 02/06/2026; Exercise Price: $232.50	1,634,633	77	2,618
ServiceNow, Inc., Expiration: 02/06/2026; Exercise Price: $127.00	1,228,605	105	4,463
Snowflake, Inc., Expiration: 02/06/2026; Exercise Price: $227.50	2,447,290	127	1,334
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/06/2026; Exercise Price: $347.50	3,801,440	115	16,502
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $457.50	3,443,280	80	18,240
TOTAL PURCHASED OPTIONS (Cost $571,258)			347,647

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.4%	Shares
First American Government Obligations Fund - Class X, 3.61% (g)	302,210	302,210
TOTAL MONEY MARKET FUNDS (Cost $302,210)		302,210

TOTAL INVESTMENTS - 100.4% (Cost $69,016,972)		73,228,197
Liabilities in Excess of Other Assets - (0.4)%		(306,587)
TOTAL NET ASSETS - 100.0%		$72,921,610

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $8,810,158.

(d)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	2

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax AI & Tech Portfolio Option Income ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.2)%	Notional Amount	Contracts	Value
Call Options - (1.2)% (a)(b)
Advanced Micro Devices, Inc., Expiration: 02/06/2026; Exercise Price: $270.00	$(3,811,353)	(161)	$(27,451)
Alphabet, Inc., Expiration: 02/06/2026; Exercise Price: $357.50	(4,934,800)	(146)	(52,925)
Amazon.com, Inc., Expiration: 02/06/2026; Exercise Price: $250.00	(2,871,600)	(120)	(56,700)
Apple, Inc., Expiration: 02/06/2026; Exercise Price: $260.00	(3,373,240)	(130)	(44,850)
Arista Networks, Inc., Expiration: 02/06/2026; Exercise Price: $149.00	(2,565,494)	(181)	(23,802)
Broadcom, Inc., Expiration: 02/06/2026; Exercise Price: $342.50	(3,147,350)	(95)	(43,700)
C3.ai, Inc., Expiration: 02/06/2026; Exercise Price: $12.50	(2,361,645)	(2,145)	(11,797)
Cipher Mining, Inc., Expiration: 02/06/2026; Exercise Price: $18.00	(2,060,436)	(1,291)	(43,248)
CoreWeave, Inc., Expiration: 02/06/2026; Exercise Price: $118.00	(2,311,112)	(248)	(6,076)
Hut 8 Corp., Expiration: 02/06/2026; Exercise Price: $60.00	(2,517,933)	(451)	(74,190)
Intel Corp., Expiration: 02/06/2026; Exercise Price: $50.00	(3,843,069)	(827)	(41,763)
International Business Machines Corp., Expiration: 02/06/2026; Exercise Price: $310.00	(3,220,350)	(105)	(36,225)
Marvell Technology, Inc., Expiration: 02/06/2026; Exercise Price: $82.00	(2,201,868)	(279)	(39,060)
Meta Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $732.50	(3,439,200)	(48)	(28,560)
Microsoft Corp., Expiration: 02/06/2026; Exercise Price: $445.00	(2,882,943)	(67)	(11,893)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $197.50	(5,313,414)	(278)	(45,870)
Oracle Corp., Expiration: 02/06/2026; Exercise Price: $175.00	(2,501,616)	(152)	(25,460)
Palantir Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $160.00	(3,796,681)	(259)	(75,369)
QUALCOMM, Inc., Expiration: 02/06/2026; Exercise Price: $160.00	(2,607,348)	(172)	(36,120)
Salesforce, Inc., Expiration: 02/06/2026; Exercise Price: $220.00	(1,634,633)	(77)	(12,859)
ServiceNow, Inc., Expiration: 02/06/2026; Exercise Price: $120.00	(1,228,605)	(105)	(18,637)
Snowflake, Inc., Expiration: 02/06/2026; Exercise Price: $212.50	(2,447,290)	(127)	(8,128)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 02/06/2026; Exercise Price: $337.50	(3,801,440)	(115)	(43,988)
Tesla, Inc., Expiration: 02/06/2026; Exercise Price: $440.00	(3,443,280)	(80)	(50,600)
TOTAL WRITTEN OPTIONS (Premiums received $1,236,402)			$(859,271)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax CRCL Option Income Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 6.3% (a)	Notional Amount	Contracts	Value
Call Options - 6.3% (b)(c)(d)
Circle Internet Group, Inc.
Expiration: 02/06/2026; Exercise Price: $71.00	$8,362,044	1,308	$71,940
Expiration: 02/06/2026; Exercise Price: $74.00	9,589,500	1,500	45,750
Expiration: 02/06/2026; Exercise Price: $75.00	5,325,369	833	21,658
Expiration: 02/20/2026; Exercise Price: $65.00	23,276,913	3,641	1,338,067
TOTAL PURCHASED OPTIONS (Cost $1,556,500)			1,477,415

The accompanying notes are an integral part of these financial statements.	3

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 125.3%	Principal
3.74%, 04/09/2026 (e)	$9,899,000	9,833,980
3.59%, 06/11/2026 (e)	4,583,000	4,525,111
3.58%, 07/09/2026 (e)	7,079,000	6,970,072
3.58%, 08/06/2026 (e)	8,179,000	8,031,681
TOTAL U.S. TREASURY BILLS (Cost $29,357,590)		29,360,844

MONEY MARKET FUNDS - 4.9%	Shares
First American Government Obligations Fund - Class X, 3.61% (f)	1,145,423	1,145,423
TOTAL MONEY MARKET FUNDS (Cost $1,145,423)		1,145,423

TOTAL INVESTMENTS - 136.5% (Cost $32,059,513)		31,983,682
Liabilities in Excess of Other Assets - (36.5)%		(8,546,831)
TOTAL NET ASSETS - 100.0%		$23,436,851

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of January 31, 2026.

(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax CRCL Option Income Strategy ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.6)%	Notional Amount	Contracts	Value
Call Options - (1.5)% (a)(b)
Circle Internet Group, Inc.
Expiration: 02/06/2026; Exercise Price: $66.00	$(2,058,546)	(322)	$(50,876)
Expiration: 02/06/2026; Exercise Price: $67.00	(6,303,498)	(986)	(123,743)
Expiration: 02/06/2026; Exercise Price: $69.00	(9,589,500)	(1,500)	(130,500)
Expiration: 02/06/2026; Exercise Price: $70.00	(5,325,369)	(833)	(55,811)
Total Call Options			(360,930)

Put Options - (7.1)% (a)(b)
Circle Internet Group, Inc., Expiration: 02/20/2026; Exercise Price: $65.01	(23,276,913)	(3,641)	(1,663,937)
TOTAL WRITTEN OPTIONS (Premiums received $2,098,102)			$(2,024,867)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	4

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Crypto Industry & Tech Portfolio Option Income ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 88.8%	Shares	Value
Banks - 4.4%
NU Holdings Ltd. - Class A (a)(b)(c)	311,221	$5,524,173
Commercial Services - 8.5%
Block, Inc. - Class A (a)(b)(c)	98,855	5,973,808
PayPal Holdings, Inc. (b)(c)	88,042	4,638,933
		10,612,741
Diversified Financial Services - 12.6%
BitMine Immersion Technologies, Inc. (b)	97,174	2,439,067
Circle Internet Group, Inc. (a)(b)	61,956	3,960,847
Coinbase Global, Inc. - Class A (a)(b)(c)	22,101	4,303,949
Galaxy Digital, Inc. - Class A (a)(b)	181,030	5,115,908
		15,819,771
Internet - 11.8%
MercadoLibre, Inc. (a)(b)(c)	2,713	5,826,954
Opera Ltd. - ADR (b)(c)	424,311	5,269,943
Robinhood Markets, Inc. - Class A (a)(b)(c)	38,010	3,781,235
		14,878,132
Investment Companies - 32.4% (d)
Bitdeer Technologies Group - Class A (a)(b)(c)	455,486	5,939,537
Cipher Mining, Inc. (a)(b)	325,797	5,199,720
Cleanspark, Inc. (a)(b)(c)	341,462	4,042,910
Core Scientific, Inc. (a)(b)(c)	329,902	5,934,937
Hut 8 Corp. (a)(b)(c)	104,150	5,814,695
IREN Ltd. (a)(b)	85,762	4,608,850
MARA Holdings, Inc. (a)(b)(c)	442,756	4,206,182
Riot Platforms, Inc. (a)(b)(c)	314,526	4,865,717
		40,612,548
Retail - 4.1%
GameStop Corp. - Class A (a)(b)(c)	214,955	5,133,125

Semiconductors - 5.4%
NVIDIA Corp. (b)(c)	35,825	6,847,232

Software - 9.6%
Bullish (a)(b)	92,454	2,792,111
Sharplink Gaming, Inc. (a)(b)	364,930	3,240,578
Strategy, Inc. - Class A (a)(b)(c)	39,951	5,981,064
		12,013,753
TOTAL COMMON STOCKS (Cost $122,191,295)		111,441,475

The accompanying notes are an integral part of these financial statements.	5

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 10.1% (a)	Notional Amount	Contracts
Call Options - 8.6% (b)(e)(f)
Bitdeer Technologies Group, Expiration: 02/06/2026; Exercise Price: $15.50	$5,938,416	4,554	56,925
BitMine Immersion Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $30.00	2,437,210	971	18,934
Block, Inc., Expiration: 02/06/2026; Exercise Price: $68.00	5,970,484	988	12,844
Bullish, Expiration: 02/06/2026; Exercise Price: $37.00	2,790,480	924	30,492
Cipher Mining, Inc., Expiration: 02/06/2026; Exercise Price: $19.50	5,198,172	3,257	45,598
Circle Internet Group, Inc., Expiration: 02/06/2026; Exercise Price: $73.00	3,957,267	619	21,046
Cleanspark, Inc., Expiration: 02/06/2026; Exercise Price: $14.50	4,042,176	3,414	29,019
Coinbase Global, Inc., Expiration: 02/06/2026; Exercise Price: $220.00	4,303,754	221	17,128
Core Scientific, Inc., Expiration: 02/06/2026; Exercise Price: $21.00	5,934,901	3,299	46,186
Galaxy Digital, Inc., Expiration: 02/06/2026; Exercise Price: $32.50	5,115,060	1,810	1,149,350
GameStop Corp., Expiration: 02/06/2026; Exercise Price: $26.00	5,131,812	2,149	52,650
Hut 8 Corp., Expiration: 02/06/2026; Exercise Price: $65.00	5,811,903	1,041	69,747
IREN Ltd., Expiration: 02/06/2026; Exercise Price: $64.00	4,605,518	857	135,406
iShares Bitcoin Trust ETF
Expiration: 02/06/2026; Exercise Price: $52.00	8,738,160	1,840	20,240
Expiration: 02/20/2026; Exercise Price: $10.01	8,738,160	1,840	6,904,120
iShares Ethereum Trust ETF, Expiration: 02/06/2026; Exercise Price: $22.50	5,236,132	2,596	23,364
MercadoLibre, Inc., Expiration: 02/06/2026; Exercise Price: $2,390.00	5,799,033	27	13,568
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $202.50	6,842,454	358	21,301
Opera Ltd., Expiration: 02/20/2026; Exercise Price: $15.00	5,269,806	4,243	106,075
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $61.00	4,636,720	880	29,480
Riot Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $18.00	4,865,315	3,145	40,885
Robinhood Markets, Inc.
Expiration: 02/06/2026; Exercise Price: $110.00	7,361,520	740	26,640
Expiration: 03/20/2026; Exercise Price: $50.00	3,581,280	360	1,786,500
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $165.00	5,973,429	399	79,002
Total Call Options			10,736,500

Put Options - 1.5% (b)(e)(f)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 03/31/2026; Exercise Price: $180.00	42,436,680	2,145	1,394,250
MARA Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $8.50	4,205,650	4,427	50,911
NU Holdings Ltd., Expiration: 02/06/2026; Exercise Price: $17.50	5,522,025	3,111	79,331
Opera Ltd., Expiration: 02/20/2026; Exercise Price: $12.00	5,269,806	4,243	275,795
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $50.00	4,636,720	880	94,600
Sharplink Gaming, Inc., Expiration: 02/06/2026; Exercise Price: $8.00	3,240,312	3,649	41,963
Total Put Options			1,936,850
TOTAL PURCHASED OPTIONS (Cost $13,133,334)			12,673,350

EXCHANGE TRADED FUNDS - 4.2%		Shares
iShares Ethereum Trust ETF (a)(b)		259,694	5,238,028
TOTAL EXCHANGE TRADED FUNDS (Cost $7,512,038)			5,238,028

WARRANTS – 0.0% (a)(g)		Warrants
GameStop Corp., Expiration: 10/30/2026; Strike Price: $32.00		1	3
TOTAL WARRANTS (Cost $-)			3

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.2%		Shares
First American Government Obligations Fund - Class X, 3.61% (h)		240,097	240,097
TOTAL MONEY MARKET FUNDS (Cost $240,097)			240,097

TOTAL INVESTMENTS - 103.3% (Cost $143,076,764)			129,592,950

Liabilities in Excess of Other Assets - (3.3)%	(4,094,747)
TOTAL NET ASSETS - 100.0%	$125,498,203

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $35,036,680.

(d)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	Represents less than 0.05% of net assets.

(h)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	6

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Crypto Industry & Tech Portfolio Option Income ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.0)%	Notional Amount	Contracts	Value
Call Options - (3.0)% (a)(b)
Bitdeer Technologies Group, Expiration: 02/06/2026; Exercise Price: $14.00	$(5,938,416)	(4,554)	$(170,775)
BitMine Immersion Technologies, Inc., Expiration: 02/06/2026; Exercise Price: $27.50	(2,437,210)	(971)	(44,180)
Block, Inc., Expiration: 02/06/2026; Exercise Price: $65.00	(5,970,484)	(988)	(28,652)
Bullish, Expiration: 02/06/2026; Exercise Price: $34.50	(2,790,480)	(924)	(66,990)
Cipher Mining, Inc., Expiration: 02/06/2026; Exercise Price: $17.50	(5,198,172)	(3,257)	(135,166)
Circle Internet Group, Inc., Expiration: 02/06/2026; Exercise Price: $69.00	(3,957,267)	(619)	(53,853)
Cleanspark, Inc., Expiration: 02/06/2026; Exercise Price: $13.00	(4,042,176)	(3,414)	(105,834)
Coinbase Global, Inc., Expiration: 02/06/2026; Exercise Price: $207.50	(4,303,754)	(221)	(49,946)
Core Scientific, Inc., Expiration: 02/06/2026; Exercise Price: $19.00	(5,934,901)	(3,299)	(163,300)
Galaxy Digital, Inc., Expiration: 02/06/2026; Exercise Price: $29.50	(5,115,060)	(1,810)	(1,647,100)
GameStop Corp., Expiration: 02/06/2026; Exercise Price: $24.50	(5,131,812)	(2,149)	(108,525)
Hut 8 Corp., Expiration: 02/06/2026; Exercise Price: $60.00	(5,811,903)	(1,041)	(171,244)
IREN Ltd., Expiration: 02/06/2026; Exercise Price: $58.00	(4,605,518)	(857)	(249,387)
iShares Bitcoin Trust ETF, Expiration: 02/06/2026; Exercise Price: $50.00	(8,738,160)	(1,840)	(57,040)
iShares Ethereum Trust ETF, Expiration: 02/06/2026; Exercise Price: $21.50	(5,236,132)	(2,596)	(62,304)
MARA Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $11.50	(4,205,650)	(4,427)	(28,775)
MercadoLibre, Inc., Expiration: 02/06/2026; Exercise Price: $2,330.00	(5,799,033)	(27)	(26,663)
NU Holdings Ltd., Expiration: 02/06/2026; Exercise Price: $20.00	(5,522,025)	(3,111)	(1,556)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $197.50	(6,842,454)	(358)	(59,070)
Opera Ltd., Expiration: 02/20/2026; Exercise Price: $14.00	(5,269,806)	(4,243)	(84,860)
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $60.00	(4,636,720)	(880)	(36,080)
Riot Platforms, Inc., Expiration: 02/06/2026; Exercise Price: $16.50	(4,865,315)	(3,145)	(113,220)
Robinhood Markets, Inc., Expiration: 02/06/2026; Exercise Price: $104.00	(7,361,520)	(740)	(98,420)
Sharplink Gaming, Inc., Expiration: 02/06/2026; Exercise Price: $10.50	(3,240,312)	(3,649)	(23,719)
Strategy, Inc., Expiration: 02/06/2026; Exercise Price: $155.00	(5,973,429)	(399)	(177,555)
Total Call Options			(3,764,214)

Put Options - (1.0)% (a)(b)
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 03/31/2026; Exercise Price: $140.00	(42,436,680)	(2,145)	(278,850)
MARA Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $9.00	(4,205,650)	(4,427)	(95,180)
NU Holdings Ltd., Expiration: 02/06/2026; Exercise Price: $18.00	(5,522,025)	(3,111)	(150,884)
Opera Ltd., Expiration: 02/20/2026; Exercise Price: $13.00	(5,269,806)	(4,243)	(487,945)
PayPal Holdings, Inc., Expiration: 02/06/2026; Exercise Price: $52.00	(4,636,720)	(880)	(165,440)
Sharplink Gaming, Inc., Expiration: 02/06/2026; Exercise Price: $8.50	(3,240,312)	(3,649)	(89,400)
Total Put Options			(1,267,699)
TOTAL WRITTEN OPTIONS (Premiums received $4,300,996)			$(5,031,913)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	7

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Crypto Industry & Tech Portfolio Option Income ETF
Schedule of Securities Sold Short

January 31, 2026 (Unaudited)

COMMON STOCKS - (0.0)%(a)	Shares	Value
Banks - (0.0)% (a)
NU Holdings Ltd. - Class A	(100)	$(1,775)
TOTAL COMMON STOCKS (Proceeds $1,519)		(1,775)

TOTAL SECURITIES SOLD SHORT - (Proceeds $1,519)		$(1,775)

Percentages are stated as a percent of net assets.

(a)	Represents less than (0.05)% of net assets.

YieldMax Dorsey Wright Featured 5 Income ETF
Schedule of Investments

January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 98.5%	Shares	Value
YieldMax AMD Option Income Strategy ETF (a)	71,640	$2,679,336
YieldMax GOOGL Option Income Strategy ETF (a)	193,764	2,925,836
YieldMax MRNA Option Income Strategy ETF (a)	132,374	2,501,869
YieldMax PLTR Option Income Strategy ETF (a)	61,271	2,535,394
YieldMax RDDT Option Income Strategy ETF (a)	87,092	2,450,769
TOTAL EXCHANGE TRADED FUNDS (Cost $16,248,186)		13,093,204

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.5%
First American Government Obligations Fund - Class X, 3.61% (b)	199,756	199,756
TOTAL MONEY MARKET FUNDS (Cost $199,756)		199,756

TOTAL INVESTMENTS - 100.0% (Cost $16,447,942)		13,292,960
Liabilities in Excess of Other Assets - (0.0)% (c)		(3,584)
TOTAL NET ASSETS - 100.0%		$13,289,376

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

(c)	Represents less than (0.05)% of net assets.

The accompanying notes are an integral part of these financial statements.	8

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Dorsey Wright Hybrid 5 Income ETF
Schedule of Investments

January 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 59.0%	Shares	Value
YieldMax AMD Option Income Strategy ETF (a)	22,373	$836,750
YieldMax GOOGL Option Income Strategy ETF (a)	60,511	913,716
YieldMax MRNA Option Income Strategy ETF (a)	41,340	781,326
YieldMax PLTR Option Income Strategy ETF (a)	19,114	790,938
YieldMax RDDT Option Income Strategy ETF (a)	27,198	765,352
TOTAL EXCHANGE TRADED FUNDS (Cost $5,188,444)		4,088,082

COMMON STOCKS - 40.0%
Biotechnology - 7.7%
Moderna, Inc. (b)	12,063	531,617

Internet - 16.4%
Alphabet, Inc. - Class A	1,830	618,540
Reddit, Inc. - Class A (b)	2,862	515,933
		1,134,473
Semiconductors - 8.2%
Advanced Micro Devices, Inc. (b)	2,406	569,572
Software - 7.7%
Palantir Technologies, Inc. - Class A (b)	3,636	533,001
TOTAL COMMON STOCKS (Cost $3,122,721)		2,768,663

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.0%
First American Government Obligations Fund - Class X, 3.61% (c)	66,769	66,769
TOTAL MONEY MARKET FUNDS (Cost $66,769)		66,769

TOTAL INVESTMENTS - 100.0% (Cost $8,377,934)		6,923,514
Liabilities in Excess of Other Assets - (0.0)% (d)		(1,753)
TOTAL NET ASSETS - 100.0%		$6,921,761

Percentages are stated as a percent of net assets.

(a)	Affiliated security as defined by the Investment Company Act of 1940.

(b)	Non-income producing security.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

(d)	Represents less than (0.05)% of net assets.

The accompanying notes are an integral part of these financial statements.	9

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax GME Option Income Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 14.1% (a)	Notional Amount	Contracts	Value
Call Options - 14.1% (b)(c)(d)
GameStop Corp.
Expiration: 02/06/2026; Exercise Price: $25.00	$4,776,000	2,000	$79,000
Expiration: 02/06/2026; Exercise Price: $25.50	14,034,276	5,877	176,310
Expiration: 02/20/2026; Exercise Price: $21.00	18,810,276	7,877	2,374,915
TOTAL PURCHASED OPTIONS (Cost $1,146,576)			2,630,225

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 86.9%	Principal
3.74%, 02/19/2026 (e)(f)	$374,000	373,365
3.74%, 04/09/2026 (e)	2,191,000	2,176,609
3.55%, 07/09/2026 (e)(f)	4,932,000	4,856,109
3.54%, 08/06/2026 (e)(f)	8,928,000	8,767,191
TOTAL U.S. TREASURY BILLS (Cost $16,175,581)		16,173,274

MONEY MARKET FUNDS - 2.1%	Shares
First American Government Obligations Fund - Class X, 3.61% (g)	388,890	388,890
TOTAL MONEY MARKET FUNDS (Cost $388,890)		388,890

TOTAL INVESTMENTS - 103.1% (Cost $17,711,047)		19,192,389
Liabilities in Excess of Other Assets - (3.1)%		(576,085)
TOTAL NET ASSETS - 100.0%		$18,616,304

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of January 31, 2026.

(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $11,482,422.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax GME Option Income Strategy ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.8)%	Notional Amount	Contracts	Value
Call Options - (3.1)% (a)(b)
GameStop Corp.
Expiration: 02/06/2026; Exercise Price: $23.50	$(4,776,000)	(2,000)	$(185,000)
Expiration: 02/06/2026; Exercise Price: $24.00	(14,034,276)	(5,877)	(399,636)
Total Call Options			(584,636)

Put Options - (0.7)% (a)(b)
GameStop Corp., Expiration: 02/20/2026; Exercise Price: $21.01	(18,810,276)	(7,877)	(123,595)
TOTAL WRITTEN OPTIONS (Premiums received $1,514,465)			$(708,231)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	10

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax HIMS Option Income Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 4.5% (a)	Notional Amount	Contracts	Value
Call Options - 4.5% (b)(c)(d)
Hims & Hers Health, Inc.
Expiration: 02/06/2026; Exercise Price: $30.50	$4,063,500	1,500	$26,250
Expiration: 02/06/2026; Exercise Price: $31.50	2,752,344	1,016	13,716
Expiration: 02/06/2026; Exercise Price: $32.00	9,654,876	3,564	32,076
Expiration: 02/20/2026; Exercise Price: $29.00	16,470,720	6,080	680,960
TOTAL PURCHASED OPTIONS (Cost $1,665,123)			753,002

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 104.3%		Principal
3.73%, 02/19/2026 (e)(f)		$158,000	157,731
3.60%, 07/09/2026 (e)(f)		6,014,000	5,921,460
3.59%, 08/06/2026 (e)(f)		11,516,000	11,308,576
TOTAL U.S. TREASURY BILLS (Cost $17,387,618)			17,387,767

MONEY MARKET FUNDS - 0.7%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		109,731	109,731
TOTAL MONEY MARKET FUNDS (Cost $109,731)			109,731

TOTAL INVESTMENTS - 109.5% (Cost $19,162,472)			18,250,500
Liabilities in Excess of Other Assets - (9.5)%			(1,577,651)
TOTAL NET ASSETS - 100.0%			$16,672,849

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of January 31, 2026.

(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $17,387,082.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax HIMS Option Income Strategy ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (11.9)%	Notional Amount	Contracts	Value
Call Options - (1.2)% (a)(b)
Hims & Hers Health, Inc.
Expiration: 02/06/2026; Exercise Price: $28.50	$(4,063,500)	(1,500)	$(75,750)
Expiration: 02/06/2026; Exercise Price: $29.00	(2,752,344)	(1,016)	(39,116)
Expiration: 02/06/2026; Exercise Price: $30.00	(9,654,876)	(3,564)	(76,626)
Total Call Options			(191,492)

Put Options - (10.7)% (a)(b)
Hims & Hers Health, Inc., Expiration: 02/20/2026; Exercise Price: $29.01	(16,470,720)	(6,080)	(1,787,867)
TOTAL WRITTEN OPTIONS (Premiums received $1,797,503)			$(1,979,359)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	11

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax MSTR Performance & Distribution Target 25 ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 3.0% (a)	Notional Amount	Contracts	Value
Call Options - 3.0% (b)(c)(d)
Strategy, Inc.
Expiration: 02/20/2026; Exercise Price: $170.00	$2,919,345	195	$75,075
Expiration: 02/20/2026; Exercise Price: $210.00	1,946,230	130	9,555
Expiration: 02/20/2026; Exercise Price: $220.00	973,115	65	3,607
TOTAL PURCHASED OPTIONS (Cost $353,672)			88,237

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 81.2%	Principal
3.61%, 05/12/2026 (e)	$600,000		594,110
3.58%, 06/11/2026 (e)(f)	391,000		386,061
3.56%, 07/09/2026 (e)(f)	725,000		713,844
3.59%, 08/06/2026 (e)(f)	726,000		712,923
TOTAL U.S. TREASURY BILLS (Cost $2,406,862)			2,406,938

MONEY MARKET FUNDS - 20.7%	Shares
First American Government Obligations Fund - Class X, 3.61% (g)	614,598		614,598
TOTAL MONEY MARKET FUNDS (Cost $614,598)			614,598

TOTAL INVESTMENTS - 104.9% (Cost $3,375,132)			3,109,773
Liabilities in Excess of Other Assets - (4.9)%			(144,166)
TOTAL NET ASSETS - 100.0%			$2,965,607

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of January 31, 2026.

(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $1,508,533.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	12

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax MSTR Performance & Distribution Target 25 ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (16.8)%	Notional Amount	Contracts	Value
Call Options - (1.2)% (a)(b)
Strategy, Inc.
Expiration: 02/20/2026; Exercise Price: $185.00	$(1,946,230)	(130)	$(24,765)
Expiration: 02/20/2026; Exercise Price: $190.00	(973,115)	(65)	(9,978)
Total Call Options			(34,743)

Put Options - (15.6)% (a)(b)
Strategy, Inc., Expiration: 02/20/2026; Exercise Price: $170.01	(2,919,345)	(195)	(463,977)
TOTAL WRITTEN OPTIONS (Premiums received $492,706)			$(498,720)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax MSTR Short Option Income Strategy ETF

Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 9.9% (a)	Notional Amount	Contracts	Value
Call Options - 0.4% (b)(c)(d)
Strategy, Inc., Expiration: 03/20/2026; Exercise Price: $300.00	$83,388,470	5,570	$348,125

Put Options - 9.5% (b)(c)(d)
Strategy, Inc.
Expiration: 02/06/2026; Exercise Price: $127.00	11,228,250	750	69,750
Expiration: 02/06/2026; Exercise Price: $128.00	47,907,200	3,200	316,800
Expiration: 02/06/2026; Exercise Price: $132.00	24,253,020	1,620	225,990
Expiration: 03/20/2026; Exercise Price: $145.00	83,388,470	5,570	7,185,300
Total Put Options			7,797,840
TOTAL PURCHASED OPTIONS (Cost $10,205,713)			8,145,965

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 55.1%		Principal
4.02%, 02/19/2026 (e)(f)		$3,607,000	3,600,878
3.61%, 04/09/2026 (e)(f)		7,414,000	7,365,302
3.59%, 05/12/2026 (e)(f)		7,486,000	7,412,506
3.64%, 06/11/2026 (e)(f)		6,736,000	6,650,916
3.64%, 07/09/2026 (e)(f)		13,027,000	12,826,548
3.68%, 08/06/2026 (e)(f)		7,395,000	7,261,803
TOTAL U.S. TREASURY BILLS (Cost $45,109,554)			45,117,953

MONEY MARKET FUNDS - 13.4%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		10,955,506	10,955,506
TOTAL MONEY MARKET FUNDS (Cost $10,955,506)			10,955,506

TOTAL INVESTMENTS - 78.4% (Cost $66,270,773)			64,219,424
Other Assets in Excess of Liabilities - 21.6%			17,693,525
TOTAL NET ASSETS - 100.0%			$81,912,949

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown is the annualized yield as of January 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $13,375,091.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	13

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax MSTR Short Option Income Strategy ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (11.7)%	Notional Amount	Contracts	Value
Call Options - (10.2)% (a)(b)
Strategy, Inc., Expiration: 03/20/2026; Exercise Price: $145.02	$(83,388,470)	(5,570)	$(8,396,775)

Put Options - (1.5)% (a)(b)
Strategy, Inc.
Expiration: 02/06/2026; Exercise Price: $134.00	(18,713,750)	(1,250)	(203,125)
Expiration: 02/06/2026; Exercise Price: $136.00	(40,421,700)	(2,700)	(549,450)
Expiration: 02/06/2026; Exercise Price: $140.00	(24,253,020)	(1,620)	(450,360)
Total Put Options			(1,202,935)
TOTAL WRITTEN OPTIONS (Premiums received $11,047,071)			$(9,599,710)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 97.0% (a)	Notional Amount	Contracts	Value
Call Options - 97.0% (b)(c)
Nasdaq-100 Micro Index, Expiration: 12/18/2026; Exercise Price: $10.02	$1,303,167	51	$1,253,328
Nasdaq-100 Index, Expiration: 12/18/2026; Exercise Price: $1,001.26	20,441,909	8	19,639,891
TOTAL PURCHASED OPTIONS (Cost $20,517,408)			20,893,219

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.8%		Shares
First American Government Obligations Fund - Class X, 3.61% (d)		174,435	174,435
TOTAL MONEY MARKET FUNDS (Cost $174,435)			174,435

U.S. TREASURY BILLS - 0.1%		Principal
3.59%, 05/12/2026 (e)		$20,000	19,804
TOTAL U.S. TREASURY BILLS (Cost $19,803)			19,804

TOTAL INVESTMENTS - 97.9% (Cost $20,711,646)			21,087,458
Other Assets in Excess of Liabilities - 2.1%			458,533
TOTAL NET ASSETS - 100.0%			$21,545,991

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	100 shares per contract.

(c)	Exchange-traded.

(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

(e)	The rate shown is the annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	14

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax NVDA Performance & Distribution Target 25 ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 9.2% (a)	Notional Amount	Contracts	Value
Call Options - 9.2% (b)(c)(d)
NVIDIA Corp.
Expiration: 02/20/2026; Exercise Price: $210.00	$2,637,594	138	$15,870
Expiration: 02/20/2026; Exercise Price: $220.00	1,146,780	60	2,100
Expiration: 03/20/2026; Exercise Price: $185.00	3,784,374	198	326,205
TOTAL PURCHASED OPTIONS (Cost $364,014)			344,175

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 66.2%		Principal
3.51%, 06/11/2026 (e)		$474,000	468,013
3.49%, 07/09/2026 (e)		821,000	808,367
3.53%, 08/06/2026 (e)(f)		1,223,000	1,200,971
TOTAL U.S. TREASURY BILLS (Cost $2,477,921)			2,477,351

MONEY MARKET FUNDS - 3.1%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		115,930	115,930
TOTAL MONEY MARKET FUNDS (Cost $115,930)			115,930

TOTAL INVESTMENTS - 78.5% (Cost $2,957,865)			2,937,456
Other Assets in Excess of Liabilities - 21.5%			804,808
TOTAL NET ASSETS - 100.0%			$3,742,264

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(e)	The rate shown is the annualized yield as of January 31, 2026.

(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $1,129,220.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	15

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax NVDA Performance & Distribution Target 25 ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (7.8)%	Notional Amount	Contracts	Value
Call Options - (2.9)% (a)(b)
NVIDIA Corp., Expiration: 02/20/2026; Exercise Price: $195.00	$(3,784,374)	(198)	$(107,910)

Put Options - (4.9)% (a)(b)
NVIDIA Corp., Expiration: 03/20/2026; Exercise Price: $185.01	(3,784,374)	(198)	(185,150)
TOTAL WRITTEN OPTIONS (Premiums received $363,442)			$(293,060)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.

(b)	100 shares per contract.

YieldMax R2000 0DTE Covered Call Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 89.2% (a)	Notional Amount	Contracts	Value
Call Options - 89.2% (b)(c)
Russell 2000 Index, Expiration: 12/18/2026; Exercise Price: $310.26	$10,193,598	39	$8,940,382
TOTAL PURCHASED OPTIONS (Cost $8,580,295)			8,940,382

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 5.8%		Shares
First American Government Obligations Fund - Class X, 3.61% (d)		578,879	578,879
TOTAL MONEY MARKET FUNDS (Cost $578,879)			578,879

U.S. TREASURY BILLS - 0.4%		Principal
3.59%, 05/12/2026 (e)		$40,000	39,607
TOTAL U.S. TREASURY BILLS (Cost $39,605)			39,607

TOTAL INVESTMENTS - 95.4% (Cost $9,198,779)			9,558,868
Other Assets in Excess of Liabilities - 4.6%			455,858
TOTAL NET ASSETS - 100.0%			$10,014,726

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)	The rate shown is the annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	16

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax RDDT Option Income Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 11.0% (a)	Notional Amount	Contracts	Value
Call Options - 11.0% (b)(c)(d)
Reddit, Inc.
Expiration: 02/06/2026; Exercise Price: $197.50	$9,013,500	500	$287,500
Expiration: 02/06/2026; Exercise Price: $202.50	5,209,803	289	122,825
Expiration: 02/06/2026; Exercise Price: $207.50	6,309,450	350	120,750
Expiration: 02/06/2026; Exercise Price: $217.50	9,013,500	500	94,250
Expiration: 03/20/2026; Exercise Price: $190.00	29,546,253	1,639	2,659,278
TOTAL PURCHASED OPTIONS (Cost $4,908,795)			3,284,603

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 104.7%		Principal
3.78%, 02/19/2026 (e)(f)		$696,000	694,819
3.74%, 04/09/2026 (e)(f)		3,731,000	3,706,493
3.57%, 06/11/2026 (e)		4,405,000	4,349,359
3.56%, 07/09/2026 (e)(f)		11,387,000	11,211,783
3.56%, 08/06/2026 (e)(f)		11,419,000	11,213,323
TOTAL U.S. TREASURY BILLS (Cost $31,177,789)			31,175,777

MONEY MARKET FUNDS - 3.1%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		910,371	910,371
TOTAL MONEY MARKET FUNDS (Cost $910,371)			910,371

TOTAL INVESTMENTS - 118.8% (Cost $36,996,955)			35,370,751
Liabilities in Excess of Other Assets - (18.8)%			(5,599,705)
TOTAL NET ASSETS - 100.0%			$29,771,046

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of January 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $24,112,660.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	17

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax RDDT Option Income Strategy ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (17.3)%	Notional Amount	Contracts	Value
Call Options - (3.6)% (a)(b)
Reddit, Inc.
Expiration: 02/06/2026; Exercise Price: $187.50	$(9,013,500)	(500)	$(443,750)
Expiration: 02/06/2026; Exercise Price: $192.50	(5,209,803)	(289)	(220,362)
Expiration: 02/06/2026; Exercise Price: $195.00	(6,309,450)	(350)	(221,375)
Expiration: 02/06/2026; Exercise Price: $205.00	(9,013,500)	(500)	(185,000)
Total Call Options			(1,070,487)

Put Options - (13.7)% (a)(b)
Reddit, Inc., Expiration: 03/20/2026; Exercise Price: $190.01	(29,546,253)	(1,639)	(4,092,924)
TOTAL WRITTEN OPTIONS (Premiums received $5,029,420)			$(5,163,411)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

YieldMax S&P 500 0DTE Covered Call Strategy ETF
Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 84.1% (a)	Notional Amount	Contracts	Value
Call Options - 84.1% (b)(c)
S&P 500 Index, Expiration: 12/18/2026; Exercise Price: $1,200.26	$21,510,993	31	$17,786,667
TOTAL PURCHASED OPTIONS (Cost $17,640,933)			17,786,667

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.0%		Shares
First American Government Obligations Fund - Class X, 3.61% (d)		851,821	851,821
TOTAL MONEY MARKET FUNDS (Cost $851,821)			851,821

U.S. TREASURY BILLS - 3.4%		Principal
3.77%, 04/09/2026 (e)		$27,000	26,822
3.59%, 05/12/2026 (e)		670,000	663,422
4.06%, 07/09/2026 (e)		28,000	27,569
TOTAL U.S. TREASURY BILLS (Cost $717,722)			717,813

TOTAL INVESTMENTS - 91.5% (Cost $19,210,476)			19,356,301
Other Assets in Excess of Liabilities - 8.5%			1,801,006
TOTAL NET ASSETS - 100.0%			$21,157,307

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(e)	The rate shown is the annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	18

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Semiconductors - 97.1% (a)
ACM Research, Inc. - Class A (b)(c)(d)	225,112	$13,083,510
Advanced Micro Devices, Inc. (b)(c)(d)	48,465	11,473,120
Analog Devices, Inc. (c)(d)	35,575	11,059,556
Applied Materials, Inc. (c)(d)	32,072	10,337,447
ARM Holdings PLC - ADR (b)(c)	87,831	9,253,874
ASE Technology Holding Co. Ltd. - ADR (c)	463,061	8,788,898
ASML Holding NV (c)(d)	11,168	15,892,064
Broadcom, Inc. (c)(d)	63,293	20,968,971
Intel Corp. (b)(c)(d)	246,656	11,462,104
KLA Corp. (c)(d)	7,580	10,823,785
Lam Research Corp. (c)(d)	76,620	17,887,705
Lattice Semiconductor Corp. (b)(c)(d)	126,091	10,152,847
Marvell Technology, Inc. (c)(d)	132,194	10,432,751
Microchip Technology, Inc. (c)(d)	142,557	10,822,927
Micron Technology, Inc. (c)(d)	31,647	13,129,707
Monolithic Power Systems, Inc. (c)(d)	9,457	10,631,087
NVIDIA Corp. (c)(d)	123,839	23,669,348
NXP Semiconductors NV (c)(d)	45,299	10,243,916
ON Semiconductor Corp. (b)(c)(d)	173,581	10,395,766
QUALCOMM, Inc. (c)(d)	67,874	10,289,020
STMicroelectronics NV (c)	262,881	7,331,751
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)	35,715	11,805,950
Texas Instruments, Inc. (c)(d)	54,855	11,823,995
United Microelectronics Corp. - ADR (c)	817,515	8,322,303
		290,082,402
Software - 2.9%
Synopsys, Inc. (b)(c)	18,266	8,495,790
TOTAL COMMON STOCKS (Cost $275,853,806)		298,578,192

The accompanying notes are an integral part of these financial statements.	19

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 1.2% (b)	Notional Amount	Contracts
Call Options - 1.2% (c)(e)(f)
ACM Research, Inc., Expiration: 02/20/2026; Exercise Price: $60.00	$13,082,812	2,251	742,830
Advanced Micro Devices, Inc., Expiration: 02/06/2026; Exercise Price: $260.00	11,457,732	484	150,040
Analog Devices, Inc., Expiration: 02/06/2026; Exercise Price: $327.50	11,036,240	355	41,712
Applied Materials, Inc.
Expiration: 02/06/2026; Exercise Price: $340.00	676,872	21	5,786
Expiration: 02/06/2026; Exercise Price: $355.00	9,637,368	299	24,817
ARM Holdings PLC, Expiration: 02/06/2026; Exercise Price: $115.00	9,250,608	878	159,357
ASE Technology Holding Co. Ltd., Expiration: 02/20/2026; Exercise Price: $22.50	8,787,740	4,630	92,600
ASML Holding NV, Expiration: 02/06/2026; Exercise Price: $1,490.00	15,795,300	111	117,105
Broadcom, Inc., Expiration: 02/06/2026; Exercise Price: $345.00	20,938,160	632	244,900
Intel Corp., Expiration: 02/06/2026; Exercise Price: $52.00	11,459,502	2,466	67,815
KLA Corp.
Expiration: 02/20/2026; Exercise Price: $1,660.00	9,852,786	69	54,510
Expiration: 02/20/2026; Exercise Price: $1,800.00	856,764	6	1,095
Lam Research Corp.
Expiration: 02/06/2026; Exercise Price: $252.50	1,143,954	49	9,457
Expiration: 02/06/2026; Exercise Price: $255.00	16,739,082	717	116,871
Lattice Semiconductor Corp., Expiration: 02/20/2026; Exercise Price: $95.00	10,145,520	1,260	148,050
Marvell Technology, Inc.
Expiration: 02/06/2026; Exercise Price: $83.00	10,275,384	1,302	136,710
Expiration: 02/06/2026; Exercise Price: $84.00	149,948	19	1,596
Microchip Technology, Inc., Expiration: 02/06/2026; Exercise Price: $85.00	10,818,600	1,425	64,125
Micron Technology, Inc.
Expiration: 02/06/2026; Exercise Price: $447.50	580,832	14	7,665
Expiration: 02/06/2026; Exercise Price: $455.00	12,529,376	302	126,840
Monolithic Power Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $1,200.00	10,229,765	91	323,960
Expiration: 02/20/2026; Exercise Price: $1,280.00	337,245	3	5,100
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $200.00	23,661,894	1,238	125,038
NXP Semiconductors NV, Expiration: 02/20/2026; Exercise Price: $240.00	10,221,528	452	192,100
ON Semiconductor Corp., Expiration: 02/06/2026; Exercise Price: $64.00	10,390,915	1,735	68,532
QUALCOMM, Inc., Expiration: 02/06/2026; Exercise Price: $162.50	10,277,802	678	96,276
STMicroelectronics NV
Expiration: 02/20/2026; Exercise Price: $31.00	108,771	39	975
Expiration: 02/20/2026; Exercise Price: $35.00	7,220,721	2,589	12,945
Synopsys, Inc., Expiration: 02/06/2026; Exercise Price: $530.00	8,465,093	182	80,535
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/06/2026; Exercise Price: $342.50	6,115,360	185	43,845
Expiration: 02/06/2026; Exercise Price: $347.50	5,685,632	172	24,682
Texas Instruments, Inc.
Expiration: 02/06/2026; Exercise Price: $220.00	2,371,050	110	21,560
Expiration: 02/06/2026; Exercise Price: $230.00	9,441,090	438	16,644
United Microelectronics Corp.
Expiration: 02/20/2026; Exercise Price: $13.00	125,214	123	615
Expiration: 02/20/2026; Exercise Price: $14.00	8,196,936	8,052	80,520
TOTAL PURCHASED OPTIONS (Cost $4,920,279)			3,407,208

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.1%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		3,408,042	3,408,042
TOTAL MONEY MARKET FUNDS (Cost $3,408,042)			3,408,042

TOTAL INVESTMENTS - 102.3% (Cost $284,182,127)			305,393,442

Liabilities in Excess of Other Assets - (2.3)%	(6,736,802)
TOTAL NET ASSETS - 100.0%	$298,656,640

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $68,854,710.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	20

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Semiconductor Portfolio Option Income ETF
Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.3)%	Notional Amount	Contracts	Value
Call Options - (2.3)% (a)(b)
ACM Research, Inc., Expiration: 02/20/2026; Exercise Price: $55.00	$(13,082,812)	(2,251)	$(1,305,580)
Advanced Micro Devices, Inc., Expiration: 02/06/2026; Exercise Price: $252.50	(11,457,732)	(484)	(229,900)
Analog Devices, Inc., Expiration: 02/06/2026; Exercise Price: $320.00	(11,036,240)	(355)	(91,413)
Applied Materials, Inc.
Expiration: 02/06/2026; Exercise Price: $332.50	(676,872)	(21)	(9,870)
Expiration: 02/06/2026; Exercise Price: $345.00	(9,637,368)	(299)	(52,325)
ARM Holdings PLC, Expiration: 02/06/2026; Exercise Price: $112.00	(9,250,608)	(878)	(220,378)
ASE Technology Holding Co. Ltd., Expiration: 02/20/2026; Exercise Price: $20.00	(8,787,740)	(4,630)	(277,800)
ASML Holding NV, Expiration: 02/06/2026; Exercise Price: $1,450.00	(15,795,300)	(111)	(255,855)
Broadcom, Inc., Expiration: 02/06/2026; Exercise Price: $337.50	(20,938,160)	(632)	(410,800)
Intel Corp., Expiration: 02/06/2026; Exercise Price: $50.00	(11,459,502)	(2,466)	(124,533)
KLA Corp.
Expiration: 02/20/2026; Exercise Price: $1,460.00	(9,852,786)	(69)	(340,860)
Expiration: 02/20/2026; Exercise Price: $1,640.00	(856,764)	(6)	(5,460)
Lam Research Corp.
Expiration: 02/06/2026; Exercise Price: $245.00	(1,143,954)	(49)	(16,783)
Expiration: 02/06/2026; Exercise Price: $247.50	(16,739,082)	(717)	(198,609)
Lattice Semiconductor Corp., Expiration: 02/20/2026; Exercise Price: $85.00	(10,145,520)	(1,260)	(422,100)
Marvell Technology, Inc.
Expiration: 02/06/2026; Exercise Price: $81.00	(10,275,384)	(1,302)	(240,219)
Expiration: 02/06/2026; Exercise Price: $82.00	(149,948)	(19)	(2,660)
Microchip Technology, Inc., Expiration: 02/06/2026; Exercise Price: $83.00	(10,818,600)	(1,425)	(81,937)
Micron Technology, Inc.
Expiration: 02/06/2026; Exercise Price: $437.50	(580,832)	(14)	(11,200)
Expiration: 02/06/2026; Exercise Price: $445.00	(12,529,376)	(302)	(181,200)
Monolithic Power Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $1,050.00	(1,686,225)	(15)	(165,225)
Expiration: 02/20/2026; Exercise Price: $1,070.00	(8,543,540)	(76)	(734,920)
Expiration: 02/20/2026; Exercise Price: $1,180.00	(337,245)	(3)	(12,720)
NVIDIA Corp., Expiration: 02/06/2026; Exercise Price: $195.00	(23,661,894)	(1,238)	(315,690)
NXP Semiconductors NV, Expiration: 02/20/2026; Exercise Price: $230.00	(10,221,528)	(452)	(352,560)
ON Semiconductor Corp., Expiration: 02/06/2026; Exercise Price: $62.00	(10,390,915)	(1,735)	(146,607)
QUALCOMM, Inc., Expiration: 02/06/2026; Exercise Price: $157.50	(10,277,802)	(678)	(198,654)
STMicroelectronics NV
Expiration: 02/20/2026; Exercise Price: $29.00	(108,771)	(39)	(2,730)
Expiration: 02/20/2026; Exercise Price: $31.00	(7,220,721)	(2,589)	(64,725)
Synopsys, Inc., Expiration: 02/06/2026; Exercise Price: $515.00	(8,465,093)	(182)	(8,645)
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/06/2026; Exercise Price: $335.00	(6,115,360)	(185)	(88,338)
Expiration: 02/06/2026; Exercise Price: $340.00	(5,685,632)	(172)	(52,116)
Texas Instruments, Inc.
Expiration: 02/06/2026; Exercise Price: $215.00	(2,371,050)	(110)	(45,650)
Expiration: 02/06/2026; Exercise Price: $222.50	(9,441,090)	(438)	(57,159)
United Microelectronics Corp.
Expiration: 02/20/2026; Exercise Price: $11.00	(125,214)	(123)	(3,382)
Expiration: 02/20/2026; Exercise Price: $12.00	(8,196,936)	(8,052)	(120,780)
TOTAL WRITTEN OPTIONS (Premiums received $9,479,886)			$(6,849,383)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	21

Schedules of Investments, Securities Sold Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Target 12 Big 50 Option Income ETF Schedule of Investments January 31, 2026 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Aerospace/Defense - 2.1%
GE Aerospace (a)(b)	1,684	$516,634
Agriculture - 2.0%
Philip Morris International, Inc. (a)(b)	2,824	506,738
Auto Manufacturers - 3.0%
Tesla, Inc. (a)(b)(c)	1,724	742,027
Banks - 7.1%
Bank of America Corp. (a)(b)	9,550	508,060
JPMorgan Chase & Co. (a)(b)	2,477	757,690
Morgan Stanley (a)(b)	1,358	248,242
Wells Fargo & Co. (a)(b)	2,819	255,091
		1,769,083
Beverages - 2.1%
Coca-Cola Co. (a)(b)	3,421	255,925
PepsiCo, Inc. (a)(b)	1,701	261,325
		517,250
Biotechnology - 1.0%
Amgen, Inc. (a)(b)	708	242,051
Computers - 8.0%
Apple, Inc. (a)	5,725	1,485,523
International Business Machines Corp. (a)(b)	1,678	514,643
		2,000,166

The accompanying notes are an integral part of these financial statements.	22

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Cosmetics/Personal Care - 2.0%
Procter & Gamble Co. (a)(b)	3,332	505,698
Diversified Financial Services - 5.0%
American Express Co. (a)(b)	693	244,054
Mastercard, Inc. - Class A (a)(b)	947	510,234
Visa, Inc. - Class A (a)(b)	1,517	488,216
		1,242,504
Healthcare-Products - 3.8%
Abbott Laboratories (a)(b)	2,285	249,751
Danaher Corp. (a)(b)	1,053	230,491
Intuitive Surgical, Inc. (a)(b)(c)	468	235,975
Thermo Fisher Scientific, Inc. (a)(b)	397	229,708
		945,925
Healthcare-Services - 1.0%
UnitedHealth Group, Inc. (a)(b)	872	250,203
Internet - 16.3%
Alphabet, Inc. - Class A (a)	3,693	1,248,234
Amazon.com, Inc. (a)(b)(c)	5,209	1,246,514
Meta Platforms, Inc. - Class A (a)	1,487	1,065,435
Netflix, Inc. (a)(b)(c)	5,915	493,843
		4,054,026
Machinery-Construction & Mining - 2.1%
Caterpillar, Inc. (a)(b)	777	510,769
Oil & Gas - 4.2%
Chevron Corp. (a)(b)	2,956	522,916
Exxon Mobil Corp. (a)(b)	3,657	517,100
		1,040,016
Pharmaceuticals - 6.0%
AbbVie, Inc. (a)(b)	1,114	248,433
Eli Lilly & Co. (a)	465	482,275
Johnson & Johnson (a)(b)	2,218	504,040
Merck & Co., Inc. (a)(b)	2,310	254,724
		1,489,472
Private Equity - 0.9%
Blackstone, Inc. (a)(b)	1,657	235,990
Retail - 7.9%
Costco Wholesale Corp. (a)(b)	514	483,289
Home Depot, Inc. (a)(b)	1,299	486,592
McDonald's Corp. (a)(b)	794	250,110
Walmart, Inc. (a)(b)	6,369	758,803
		1,978,794
Semiconductors - 14.3%
Advanced Micro Devices, Inc. (a)(b)(c)	1,999	473,223
Broadcom, Inc. (a)(b)	2,267	751,057

The accompanying notes are an integral part of these financial statements.	23

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

NVIDIA Corp. (a)(b)	8,003	1,529,614
QUALCOMM, Inc. (a)(b)	1,604	243,150
Texas Instruments, Inc. (a)(b)	2,551	549,868
		3,546,912
Software - 8.2%
Adobe, Inc. (a)(b)(c)	836	245,157
Intuit, Inc. (a)(b)	454	226,510
Microsoft Corp. (a)	2,081	895,433
Oracle Corp. (a)(b)	1,407	231,564
Salesforce, Inc. (a)(b)	1,070	227,150
ServiceNow, Inc. (a)(c)	1,873	219,160
		2,044,974
Telecommunications - 2.1%
Cisco Systems, Inc. (a)(b)	3,213	251,642
Verizon Communications, Inc. (a)(b)	6,286	279,853
		531,495
TOTAL COMMON STOCKS (Cost $23,224,349)		24,670,727

The accompanying notes are an integral part of these financial statements.	24

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 0.9% (c)	Notional Amount	Contracts
Call Options - 0.9% (a)(d)(e)
Abbott Laboratories, Expiration: 02/20/2026; Exercise Price: $116.00	$240,460	22	594
AbbVie, Inc., Expiration: 02/20/2026; Exercise Price: $230.00	245,311	11	4,125
Adobe, Inc., Expiration: 02/20/2026; Exercise Price: $320.00	234,600	8	1,436
Advanced Micro Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $230.00	213,057	9	16,245
Expiration: 02/20/2026; Exercise Price: $280.00	236,730	10	2,810
Alphabet, Inc., Expiration: 02/20/2026; Exercise Price: $375.00	1,216,800	36	9,270
Amazon.com, Inc.
Expiration: 02/20/2026; Exercise Price: $250.00	71,790	3	1,972
Expiration: 02/20/2026; Exercise Price: $270.00	1,172,570	49	9,114
American Express Co., Expiration: 02/20/2026; Exercise Price: $400.00	211,302	6	192
Amgen, Inc.
Expiration: 02/20/2026; Exercise Price: $345.00	205,128	6	4,665
Expiration: 02/20/2026; Exercise Price: $365.00	34,188	1	186
Apple, Inc., Expiration: 02/20/2026; Exercise Price: $280.00	1,479,036	57	3,619
Bank of America Corp., Expiration: 02/20/2026; Exercise Price: $60.00	505,400	95	333
Blackstone, Inc., Expiration: 02/20/2026; Exercise Price: $157.50	227,872	16	576
Broadcom, Inc., Expiration: 02/20/2026; Exercise Price: $370.00	728,860	22	6,743
Caterpillar, Inc., Expiration: 02/20/2026; Exercise Price: $690.00	460,152	7	5,845
Chevron Corp.
Expiration: 02/20/2026; Exercise Price: $165.00	194,590	11	13,640
Expiration: 02/20/2026; Exercise Price: $175.00	318,420	18	8,370
Cisco Systems, Inc., Expiration: 02/20/2026; Exercise Price: $80.00	250,624	32	6,752
Coca-Cola Co., Expiration: 02/20/2026; Exercise Price: $75.00	254,354	34	4,896
Costco Wholesale Corp.
Expiration: 02/20/2026; Exercise Price: $1,000.00	188,050	2	537
Expiration: 02/20/2026; Exercise Price: $1,025.00	282,075	3	320
Danaher Corp., Expiration: 02/20/2026; Exercise Price: $237.50	218,890	10	500
Eli Lilly & Co., Expiration: 02/20/2026; Exercise Price: $1,200.00	414,860	4	1,930
Exxon Mobil Corp.
Expiration: 02/20/2026; Exercise Price: $141.00	28,280	2	660
Expiration: 02/20/2026; Exercise Price: $148.00	480,760	34	3,349
GE Aerospace, Expiration: 02/20/2026; Exercise Price: $325.00	490,864	16	3,600
Home Depot, Inc., Expiration: 02/20/2026; Exercise Price: $400.00	449,508	12	1,302
International Business Machines Corp., Expiration: 02/20/2026; Exercise Price: $335.00	490,720	16	1,440
Intuit, Inc., Expiration: 02/20/2026; Exercise Price: $610.00	199,568	4	110
Intuitive Surgical, Inc., Expiration: 02/20/2026; Exercise Price: $570.00	201,688	4	350
Johnson & Johnson
Expiration: 02/20/2026; Exercise Price: $230.00	363,600	16	4,552
Expiration: 02/20/2026; Exercise Price: $235.00	136,350	6	702
JPMorgan Chase & Co., Expiration: 02/20/2026; Exercise Price: $335.00	734,136	24	708
Mastercard, Inc., Expiration: 02/20/2026; Exercise Price: $575.00	484,911	9	1,188
McDonald's Corp., Expiration: 02/20/2026; Exercise Price: $330.00	220,500	7	1,256
Merck & Co., Inc., Expiration: 02/20/2026; Exercise Price: $120.00	253,621	23	1,115
Meta Platforms, Inc., Expiration: 02/20/2026; Exercise Price: $705.00	1,003,100	14	38,010
Microsoft Corp., Expiration: 02/20/2026; Exercise Price: $457.50	860,580	20	4,570
Morgan Stanley, Expiration: 02/20/2026; Exercise Price: $192.50	237,640	13	1,501
Netflix, Inc., Expiration: 02/20/2026; Exercise Price: $92.00	492,591	59	1,711
NVIDIA Corp., Expiration: 02/20/2026; Exercise Price: $210.00	1,529,040	80	9,200
Oracle Corp.
Expiration: 02/20/2026; Exercise Price: $197.50	32,916	2	178
Expiration: 02/20/2026; Exercise Price: $210.00	197,496	12	522
PepsiCo, Inc., Expiration: 02/20/2026; Exercise Price: $155.00	261,171	17	5,440
Philip Morris International, Inc., Expiration: 02/20/2026; Exercise Price: $190.00	502,432	28	7,000

The accompanying notes are an integral part of these financial statements.	25

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Procter & Gamble Co.
Expiration: 02/20/2026; Exercise Price: $150.00	258,009	17	6,417
Expiration: 02/20/2026; Exercise Price: $152.50	242,832	16	3,728
QUALCOMM, Inc.
Expiration: 02/20/2026; Exercise Price: $172.50	136,431	9	977
Expiration: 02/20/2026; Exercise Price: $190.00	106,113	7	182
Salesforce, Inc., Expiration: 02/20/2026; Exercise Price: $245.00	212,290	10	535
ServiceNow, Inc.
Expiration: 02/20/2026; Exercise Price: $126.00	187,216	16	2,600
Expiration: 02/20/2026; Exercise Price: $136.00	23,402	2	100
Tesla, Inc., Expiration: 02/20/2026; Exercise Price: $495.00	731,697	17	3,910
Texas Instruments, Inc., Expiration: 02/20/2026; Exercise Price: $235.00	538,875	25	2,163
Thermo Fisher Scientific, Inc., Expiration: 02/20/2026; Exercise Price: $660.00	173,583	3	225
UnitedHealth Group, Inc., Expiration: 02/20/2026; Exercise Price: $317.50	229,544	8	900
Verizon Communications, Inc., Expiration: 02/20/2026; Exercise Price: $43.00	276,024	62	11,997
Visa, Inc., Expiration: 02/20/2026; Exercise Price: $365.00	482,745	15	390
Walmart, Inc., Expiration: 02/20/2026; Exercise Price: $135.00	750,582	63	851
Wells Fargo & Co., Expiration: 02/20/2026; Exercise Price: $92.50	253,372	28	3,164
TOTAL PURCHASED OPTIONS (Cost $246,685)			231,273

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.8%		Shares
First American Government Obligations Fund - Class X, 3.61% (f)		439,201	439,201
TOTAL MONEY MARKET FUNDS (Cost $439,201)			439,201

TOTAL INVESTMENTS - 101.8% (Cost $23,910,235)			25,341,201
Liabilities in Excess of Other Assets - (1.8)%			(458,604)
TOTAL NET ASSETS - 100.0%			$24,882,597

Percentages are stated as a percent of net assets.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(b)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $3,283,906.

(c)	Non-income producing security.

(d)	100 shares per contract.

(e)	Exchange-traded.

(f)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax Target 12 Big 50 Option Income ETF

Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.0)%	Notional Amount	Contracts	Value
Call Options - (2.0)% (a)(b)
Abbott Laboratories, Expiration: 02/20/2026; Exercise Price: $113.00	$(240,460)	(22)	$(1,958)
AbbVie, Inc., Expiration: 02/20/2026; Exercise Price: $220.00	(245,311)	(11)	(9,350)
Adobe, Inc., Expiration: 02/20/2026; Exercise Price: $310.00	(234,600)	(8)	(2,800)
Advanced Micro Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $220.00	(213,057)	(9)	(21,938)
Expiration: 02/20/2026; Exercise Price: $270.00	(236,730)	(10)	(4,200)
Alphabet, Inc., Expiration: 02/20/2026; Exercise Price: $360.00	(1,216,800)	(36)	(19,890)
Amazon.com, Inc.
Expiration: 02/20/2026; Exercise Price: $240.00	(71,790)	(3)	(3,225)

The accompanying notes are an integral part of these financial statements.	26

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Expiration: 02/20/2026; Exercise Price: $260.00	(1,172,570)	(49)	(18,253)
American Express Co., Expiration: 02/20/2026; Exercise Price: $380.00	(211,302)	(6)	(834)
Amgen, Inc.
Expiration: 02/20/2026; Exercise Price: $330.00	(205,128)	(6)	(10,065)
Expiration: 02/20/2026; Exercise Price: $355.00	(34,188)	(1)	(415)
Apple, Inc., Expiration: 02/20/2026; Exercise Price: $270.00	(1,479,036)	(57)	(12,055)
Bank of America Corp., Expiration: 02/20/2026; Exercise Price: $55.00	(505,400)	(95)	(4,417)
Blackstone, Inc., Expiration: 02/20/2026; Exercise Price: $150.00	(227,872)	(16)	(1,760)
Broadcom, Inc., Expiration: 02/20/2026; Exercise Price: $360.00	(728,860)	(22)	(10,560)
Caterpillar, Inc., Expiration: 02/20/2026; Exercise Price: $670.00	(460,152)	(7)	(10,833)
Chevron Corp.
Expiration: 02/20/2026; Exercise Price: $160.00	(194,590)	(11)	(19,030)
Expiration: 02/20/2026; Exercise Price: $170.00	(318,420)	(18)	(14,625)
Cisco Systems, Inc., Expiration: 02/20/2026; Exercise Price: $77.50	(250,624)	(32)	(11,040)
Coca-Cola Co., Expiration: 02/20/2026; Exercise Price: $72.50	(254,354)	(34)	(10,795)
Costco Wholesale Corp.
Expiration: 02/20/2026; Exercise Price: $960.00	(188,050)	(2)	(2,180)
Expiration: 02/20/2026; Exercise Price: $990.00	(282,075)	(3)	(1,163)
Danaher Corp., Expiration: 02/20/2026; Exercise Price: $230.00	(218,890)	(10)	(1,250)
Eli Lilly & Co., Expiration: 02/20/2026; Exercise Price: $1,160.00	(414,860)	(4)	(3,480)
Exxon Mobil Corp.
Expiration: 02/20/2026; Exercise Price: $136.00	(28,280)	(2)	(1,310)
Expiration: 02/20/2026; Exercise Price: $142.00	(480,760)	(34)	(9,418)
GE Aerospace, Expiration: 02/20/2026; Exercise Price: $312.50	(490,864)	(16)	(9,080)
Home Depot, Inc., Expiration: 02/20/2026; Exercise Price: $385.00	(449,508)	(12)	(4,890)
International Business Machines Corp., Expiration: 02/20/2026; Exercise Price: $320.00	(490,720)	(16)	(4,344)
Intuit, Inc., Expiration: 02/20/2026; Exercise Price: $590.00	(199,568)	(4)	(960)
Intuitive Surgical, Inc., Expiration: 02/20/2026; Exercise Price: $550.00	(201,688)	(4)	(710)
Johnson & Johnson
Expiration: 02/20/2026; Exercise Price: $220.00	(363,600)	(16)	(14,960)
Expiration: 02/20/2026; Exercise Price: $227.50	(136,350)	(6)	(2,385)
JPMorgan Chase & Co., Expiration: 02/20/2026; Exercise Price: $320.00	(734,136)	(24)	(4,032)
Mastercard, Inc., Expiration: 02/20/2026; Exercise Price: $555.00	(484,911)	(9)	(4,500)
McDonald's Corp., Expiration: 02/20/2026; Exercise Price: $315.00	(220,500)	(7)	(5,128)
Merck & Co., Inc., Expiration: 02/20/2026; Exercise Price: $115.00	(253,621)	(23)	(3,369)
Meta Platforms, Inc., Expiration: 02/20/2026; Exercise Price: $680.00	(1,003,100)	(14)	(62,685)
Microsoft Corp., Expiration: 02/20/2026; Exercise Price: $445.00	(860,580)	(20)	(9,400)
Morgan Stanley, Expiration: 02/20/2026; Exercise Price: $187.50	(237,640)	(13)	(3,074)
Netflix, Inc., Expiration: 02/20/2026; Exercise Price: $88.00	(492,591)	(59)	(4,691)
NVIDIA Corp., Expiration: 02/20/2026; Exercise Price: $195.00	(1,529,040)	(80)	(43,600)
Oracle Corp.
Expiration: 02/20/2026; Exercise Price: $187.50	(32,916)	(2)	(370)
Expiration: 02/20/2026; Exercise Price: $200.00	(197,496)	(12)	(894)
PepsiCo, Inc., Expiration: 02/20/2026; Exercise Price: $145.00	(261,171)	(17)	(16,702)
Philip Morris International, Inc., Expiration: 02/20/2026; Exercise Price: $180.00	(502,432)	(28)	(17,920)
Procter & Gamble Co.
Expiration: 02/20/2026; Exercise Price: $145.00	(258,009)	(17)	(13,090)
Expiration: 02/20/2026; Exercise Price: $149.00	(242,832)	(16)	(7,400)
QUALCOMM, Inc.
Expiration: 02/20/2026; Exercise Price: $165.00	(136,431)	(9)	(1,854)
Expiration: 02/20/2026; Exercise Price: $180.00	(106,113)	(7)	(451)
Salesforce, Inc., Expiration: 02/20/2026; Exercise Price: $237.50	(212,290)	(10)	(1,085)
ServiceNow, Inc.
Expiration: 02/20/2026; Exercise Price: $123.00	(187,216)	(16)	(3,760)

The accompanying notes are an integral part of these financial statements.	27

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Expiration: 02/20/2026; Exercise Price: $132.00	(23,402)	(2)	(160)
Tesla, Inc., Expiration: 02/20/2026; Exercise Price: $475.00	(731,697)	(17)	(7,650)
Texas Instruments, Inc., Expiration: 02/20/2026; Exercise Price: $225.00	(538,875)	(25)	(6,000)
Thermo Fisher Scientific, Inc., Expiration: 02/20/2026; Exercise Price: $640.00	(173,583)	(3)	(188)
UnitedHealth Group, Inc., Expiration: 02/20/2026; Exercise Price: $310.00	(229,544)	(8)	(1,412)
Verizon Communications, Inc., Expiration: 02/20/2026; Exercise Price: $41.00	(276,024)	(62)	(23,095)
Visa, Inc., Expiration: 02/20/2026; Exercise Price: $350.00	(482,745)	(15)	(735)
Walmart, Inc., Expiration: 02/20/2026; Exercise Price: $125.00	(750,582)	(63)	(8,473)
Wells Fargo & Co., Expiration: 02/20/2026; Exercise Price: $90.00	(253,372)	(28)	(6,286)
TOTAL WRITTEN OPTIONS (Premiums received $486,807)			$(502,177)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Investments

January 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 82.6% (a)	Shares	Value
American Tower Corp. (b)(c)	808	$144,858
AvalonBay Communities, Inc. (b)(c)	726	128,988
Camden Property Trust (b)(c)	1,313	143,183
Crown Castle, Inc. (b)(c)	1,407	122,142
Digital Realty Trust, Inc. (b)(c)	1,219	202,293
Equinix, Inc. (b)(c)	176	144,484
Equity LifeStyle Properties, Inc. (c)	1,662	104,988
Equity Residential (b)(c)	2,147	133,801
Essex Property Trust, Inc. (b)(c)	515	129,713
Extra Space Storage, Inc. (b)(c)	1,046	144,317
Independence Realty Trust, Inc. (c)	5,761	96,209
Invitation Homes, Inc. (b)(c)	4,392	117,398
Iron Mountain, Inc. (b)(c)	1,317	121,335
Mid-America Apartment Communities, Inc. (b)(c)	929	124,765
Prologis, Inc. (b)(c)	1,800	235,008
Public Storage (b)(c)	487	134,504
Realty Income Corp. (b)(c)	2,530	154,735
SBA Communications Corp. (b)(c)	471	86,716
Simon Property Group, Inc. (b)(c)	958	183,275
Sun Communities, Inc. (b)(c)	895	114,050
UDR, Inc. (c)	2,662	98,893
Welltower, Inc. (b)(c)	1,229	231,494
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,065,133)		3,097,149

COMMON STOCKS - 16.5%
Oil & Gas - 4.1%
Texas Pacific Land Corp. (b)(c)	439	152,930
Real Estate - 12.4%
CBRE Group, Inc. - Class A (b)(c)(d)	926	157,726
Howard Hughes Holdings, Inc. (b)(c)(d)	1,659	135,474
St Joe Co. (c)	2,569	170,042
		463,242
TOTAL COMMON STOCKS (Cost $529,250)		616,172

The accompanying notes are an integral part of these financial statements.	28

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 1.0% (d)	Notional Amount	Contracts
Call Options - 1.0% (b)(e)(f)
American Tower Corp., Expiration: 02/20/2026; Exercise Price: $180.00	$143,424	8	3,280
AvalonBay Communities, Inc., Expiration: 02/20/2026; Exercise Price: $185.00	124,369	7	893
Camden Property Trust, Expiration: 02/20/2026; Exercise Price: $115.00	141,765	13	1,105
CBRE Group, Inc., Expiration: 02/20/2026; Exercise Price: $175.00	153,297	9	3,240
Crown Castle, Inc., Expiration: 02/20/2026; Exercise Price: $92.50	121,534	14	805
Digital Realty Trust, Inc., Expiration: 02/20/2026; Exercise Price: $170.00	199,140	12	4,620
Equinix, Inc., Expiration: 02/20/2026; Exercise Price: $850.00	82,093	1	1,490
Equity Residential, Expiration: 02/20/2026; Exercise Price: $62.50	130,872	21	2,782
Essex Property Trust, Inc., Expiration: 02/20/2026; Exercise Price: $270.00	125,935	5	638
Extra Space Storage, Inc., Expiration: 02/20/2026; Exercise Price: $145.00	137,970	10	1,375
Howard Hughes Holdings, Inc., Expiration: 02/20/2026; Exercise Price: $95.00	130,656	16	16
Invitation Homes, Inc., Expiration: 02/20/2026; Exercise Price: $30.00	114,939	43	322
Iron Mountain, Inc., Expiration: 02/20/2026; Exercise Price: $100.00	119,769	13	1,300
Mid-America Apartment Communities, Inc., Expiration: 02/20/2026; Exercise Price: $145.00	120,870	9	450
Prologis, Inc., Expiration: 02/20/2026; Exercise Price: $140.00	235,008	18	315
Public Storage, Expiration: 02/20/2026; Exercise Price: $290.00	110,476	4	740
SBA Communications Corp., Expiration: 02/20/2026; Exercise Price: $195.00	73,644	4	670
Simon Property Group, Inc., Expiration: 02/20/2026; Exercise Price: $190.00	172,179	9	4,950
State Street Real Estate Select Sector SPDR ETF, Expiration: 02/20/2026; Exercise Price: $43.00	476,445	115	575
Sun Communities, Inc., Expiration: 02/20/2026; Exercise Price: $135.00	101,944	8	900
Texas Pacific Land Corp., Expiration: 02/20/2026; Exercise Price: $350.00	139,344	4	6,000
Welltower, Inc., Expiration: 02/20/2026; Exercise Price: $195.00	226,032	12	2,190
TOTAL PURCHASED OPTIONS (Cost $37,609)			38,656

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 1.9%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		72,784	72,784
TOTAL MONEY MARKET FUNDS (Cost $72,784)			72,784

TOTAL INVESTMENTS - 102.0% (Cost $3,704,776)			3,824,761
Liabilities in Excess of Other Assets - (2.0)%			(76,403)
TOTAL NET ASSETS - 100.0%			$3,748,358

Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(c)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $1,486,243.

(d)	Non-income producing security.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	29

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%	Notional Amount	Contracts	Value
Call Options - (2.2)% (a)(b)
American Tower Corp., Expiration: 02/20/2026; Exercise Price: $175.00	$(143,424)	(8)	$(5,680)
AvalonBay Communities, Inc., Expiration: 02/20/2026; Exercise Price: $180.00	(124,369)	(7)	(1,750)
Camden Property Trust, Expiration: 02/20/2026; Exercise Price: $110.00	(141,765)	(13)	(3,250)
CBRE Group, Inc., Expiration: 02/20/2026; Exercise Price: $170.00	(153,297)	(9)	(5,220)
Crown Castle, Inc., Expiration: 02/20/2026; Exercise Price: $87.50	(121,534)	(14)	(2,905)
Digital Realty Trust, Inc., Expiration: 02/20/2026; Exercise Price: $165.00	(199,140)	(12)	(7,500)
Equinix, Inc., Expiration: 02/20/2026; Exercise Price: $820.00	(82,093)	(1)	(2,755)
Equity Residential, Expiration: 02/20/2026; Exercise Price: $60.00	(130,872)	(21)	(6,510)
Essex Property Trust, Inc., Expiration: 02/20/2026; Exercise Price: $260.00	(125,935)	(5)	(1,263)
Extra Space Storage, Inc., Expiration: 02/20/2026; Exercise Price: $140.00	(137,970)	(10)	(2,900)
Howard Hughes Holdings, Inc., Expiration: 02/20/2026; Exercise Price: $90.00	(130,656)	(16)	(640)
Invitation Homes, Inc., Expiration: 02/20/2026; Exercise Price: $27.50	(114,939)	(43)	(2,042)
Iron Mountain, Inc., Expiration: 02/20/2026; Exercise Price: $95.00	(119,769)	(13)	(3,088)
Mid-America Apartment Communities, Inc., Expiration: 02/20/2026; Exercise Price: $140.00	(120,870)	(9)	(742)
Prologis, Inc., Expiration: 02/20/2026; Exercise Price: $135.00	(235,008)	(18)	(1,710)
Public Storage, Expiration: 02/20/2026; Exercise Price: $280.00	(110,476)	(4)	(1,960)
Realty Income Corp., Expiration: 02/20/2026; Exercise Price: $62.50	(152,900)	(25)	(813)
SBA Communications Corp., Expiration: 02/20/2026; Exercise Price: $190.00	(73,644)	(4)	(1,030)
Simon Property Group, Inc., Expiration: 02/20/2026; Exercise Price: $185.00	(172,179)	(9)	(8,100)
State Street Real Estate Select Sector SPDR ETF, Expiration: 02/20/2026; Exercise Price: $41.00	(476,445)	(115)	(9,200)
Sun Communities, Inc., Expiration: 02/20/2026; Exercise Price: $130.00	(101,944)	(8)	(1,180)
Texas Pacific Land Corp., Expiration: 02/20/2026; Exercise Price: $340.00	(139,344)	(4)	(8,180)
Welltower, Inc., Expiration: 02/20/2026; Exercise Price: $190.00	(226,032)	(12)	(4,620)
TOTAL WRITTEN OPTIONS (Premiums received $75,523)			$(83,038)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

(b)	Exchange-traded.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Investments

January 31, 2026 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Semiconductors - 86.5% (a)
ACM Research, Inc. - Class A (b)(c)	15,178	$882,145
Advanced Micro Devices, Inc. (b)(c)(d)	3,734	883,950
Analog Devices, Inc. (c)(d)	2,945	915,542
Applied Materials, Inc. (c)(d)	2,854	919,901
ARM Holdings PLC - ADR (b)(c)(d)	7,562	796,732
ASE Technology Holding Co. Ltd. - ADR (c)(d)	25,172	477,765
ASML Holding NV (c)	950	1,351,850
Broadcom, Inc. (c)	4,263	1,412,332
Intel Corp. (b)(c)(d)	21,597	1,003,613
KLA Corp. (c)(d)	616	879,611
Lam Research Corp. (c)(d)	5,161	1,204,887
Lattice Semiconductor Corp. (b)(c)	7,194	579,261
Marvell Technology, Inc. (c)(d)	10,140	800,249
Microchip Technology, Inc. (c)(d)	9,323	707,802

The accompanying notes are an integral part of these financial statements.	30

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Micron Technology, Inc. (c)(d)	2,550	1,057,944
Monolithic Power Systems, Inc. (c)(d)	753	846,485
NVIDIA Corp. (c)(d)	749	143,156
NXP Semiconductors NV (c)(d)	3,554	803,702
ON Semiconductor Corp. (b)(c)(d)	3,987	238,781
QUALCOMM, Inc. (c)(d)	6,083	922,122
STMicroelectronics NV (c)(d)	8,871	247,412
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (c)(d)	2,788	921,601
Teradyne, Inc. (c)(d)	2,522	607,928
Texas Instruments, Inc. (c)(d)	4,586	988,512
United Microelectronics Corp. - ADR (c)(d)	43,627	444,123
		20,037,406
Software - 6.2%
Cadence Design Systems, Inc. (b)(c)(d)	2,635	780,909
Synopsys, Inc. (b)(c)(d)	1,390	646,510
		1,427,419
TOTAL COMMON STOCKS (Cost $19,897,346)		21,464,825

The accompanying notes are an integral part of these financial statements.	31

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 5.7% (b)	Notional Amount	Contracts
Call Options - 5.7% (c)(e)(f)
ACM Research, Inc., Expiration: 02/20/2026; Exercise Price: $60.00	$877,612	151	49,830
Advanced Micro Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $240.00	804,882	34	44,115
Expiration: 02/20/2026; Exercise Price: $275.00	71,019	3	1,028
Analog Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $320.00	683,936	22	18,040
Expiration: 02/20/2026; Exercise Price: $325.00	217,616	7	4,760
Applied Materials, Inc.
Expiration: 02/20/2026; Exercise Price: $320.00	838,032	26	47,385
Expiration: 02/20/2026; Exercise Price: $360.00	64,464	2	1,090
ARM Holdings PLC, Expiration: 02/20/2026; Exercise Price: $120.00	790,200	75	15,712
ASE Technology Holding Co. Ltd., Expiration: 02/20/2026; Exercise Price: $22.50	476,398	251	5,020
ASML Holding NV
Expiration: 02/20/2026; Exercise Price: $1,340.00	1,138,400	8	87,520
Expiration: 02/20/2026; Exercise Price: $1,520.00	1,280,700	9	19,665
Broadcom, Inc., Expiration: 02/20/2026; Exercise Price: $360.00	1,391,460	42	20,160
Cadence Design Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $345.00	444,540	15	3,750
Expiration: 02/20/2026; Exercise Price: $350.00	325,996	11	1,843
Intel Corp., Expiration: 02/20/2026; Exercise Price: $52.50	999,105	215	17,523
KLA Corp.
Expiration: 02/20/2026; Exercise Price: $1,500.00	428,382	3	10,425
Expiration: 02/20/2026; Exercise Price: $1,620.00	142,794	1	1,075
Expiration: 02/20/2026; Exercise Price: $1,760.00	285,588	2	835
Lam Research Corp.
Expiration: 02/20/2026; Exercise Price: $250.00	1,050,570	45	30,600
Expiration: 02/20/2026; Exercise Price: $265.00	140,076	6	2,085
Lattice Semiconductor Corp., Expiration: 02/20/2026; Exercise Price: $95.00	571,692	71	8,342
Marvell Technology, Inc., Expiration: 02/20/2026; Exercise Price: $95.00	797,092	101	5,505
Microchip Technology, Inc.
Expiration: 02/20/2026; Exercise Price: $80.00	189,800	25	4,813
Expiration: 02/20/2026; Exercise Price: $85.00	394,784	52	4,030
Micron Technology, Inc.
Expiration: 02/20/2026; Exercise Price: $420.00	954,224	23	58,247
Expiration: 02/20/2026; Exercise Price: $480.00	82,976	2	1,560
Monolithic Power Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $1,100.00	224,830	2	15,920
Expiration: 02/20/2026; Exercise Price: $1,240.00	562,075	5	12,825
NVIDIA Corp.
Expiration: 02/06/2026; Exercise Price: $110.00	1,739,283	91	752,343
Expiration: 02/20/2026; Exercise Price: $210.00	1,873,074	98	11,270
NXP Semiconductors NV, Expiration: 02/20/2026; Exercise Price: $260.00	791,490	35	4,112
ON Semiconductor Corp.
Expiration: 02/20/2026; Exercise Price: $70.00	149,725	25	2,100
Expiration: 02/20/2026; Exercise Price: $71.00	83,846	14	1,050
QUALCOMM, Inc.
Expiration: 02/20/2026; Exercise Price: $165.00	257,703	17	3,502
Expiration: 02/20/2026; Exercise Price: $180.00	651,837	43	2,773
STMicroelectronics NV
Expiration: 02/20/2026; Exercise Price: $31.00	133,872	48	1,200
Expiration: 02/20/2026; Exercise Price: $34.00	111,560	40	200
Synopsys, Inc.
Expiration: 02/20/2026; Exercise Price: $515.00	46,512	1	340
Expiration: 02/20/2026; Exercise Price: $560.00	558,138	12	1,080
Taiwan Semiconductor Manufacturing Co. Ltd.

The accompanying notes are an integral part of these financial statements.	32

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Expiration: 02/20/2026; Exercise Price: $340.00	826,400	25	18,312
Expiration: 02/20/2026; Exercise Price: $355.00	66,112	2	640
Teradyne, Inc.
Expiration: 02/20/2026; Exercise Price: $260.00	241,050	10	10,100
Expiration: 02/20/2026; Exercise Price: $280.00	361,575	15	8,325
Texas Instruments, Inc., Expiration: 02/20/2026; Exercise Price: $230.00	969,975	45	6,390
United Microelectronics Corp.
Expiration: 02/20/2026; Exercise Price: $13.00	412,290	405	2,025
Expiration: 02/20/2026; Exercise Price: $14.00	31,558	31	310
TOTAL PURCHASED OPTIONS (Cost $1,317,027)			1,319,775

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 4.5%		Shares
First American Government Obligations Fund - Class X, 3.61% (g)		1,042,942	1,042,942
TOTAL MONEY MARKET FUNDS (Cost $1,042,942)			1,042,942

TOTAL INVESTMENTS - 102.9% (Cost $22,257,315)			23,827,542
Liabilities in Excess of Other Assets - (2.9)%			(666,587)
TOTAL NET ASSETS - 100.0%			$23,160,955

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.

(c)	Held in connection with written option contracts. See Schedule of Written Options for further information.

(d)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $3,515,224.

(e)	100 shares per contract.

(f)	Exchange-traded.

(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (3.7)%	Notional Amount	Contracts	Value
Call Options - (3.7)% (a)(b)
ACM Research, Inc., Expiration: 02/20/2026; Exercise Price: $57.50	$(877,612)	(151)	$(67,195)
Advanced Micro Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $230.00	(804,882)	(34)	(61,370)
Expiration: 02/20/2026; Exercise Price: $265.00	(71,019)	(3)	(1,530)
Analog Devices, Inc.
Expiration: 02/20/2026; Exercise Price: $310.00	(683,936)	(22)	(27,940)
Expiration: 02/20/2026; Exercise Price: $315.00	(217,616)	(7)	(7,350)
Applied Materials, Inc.
Expiration: 02/20/2026; Exercise Price: $310.00	(838,032)	(26)	(62,985)
Expiration: 02/20/2026; Exercise Price: $350.00	(64,464)	(2)	(1,500)
ARM Holdings PLC, Expiration: 02/20/2026; Exercise Price: $115.00	(790,200)	(75)	(23,813)
ASE Technology Holding Co. Ltd., Expiration: 02/20/2026; Exercise Price: $20.00	(476,398)	(251)	(15,060)
ASML Holding NV
Expiration: 02/20/2026; Exercise Price: $1,300.00	(1,138,400)	(8)	(111,600)

The accompanying notes are an integral part of these financial statements.	33

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

Expiration: 02/20/2026; Exercise Price: $1,480.00	(1,280,700)	(9)	(27,540)
Broadcom, Inc., Expiration: 02/20/2026; Exercise Price: $350.00	(1,391,460)	(42)	(31,185)
Cadence Design Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $330.00	(444,540)	(15)	(4,913)
Expiration: 02/20/2026; Exercise Price: $335.00	(325,996)	(11)	(2,640)
Intel Corp., Expiration: 02/20/2026; Exercise Price: $50.00	(999,105)	(215)	(28,165)
KLA Corp.
Expiration: 02/20/2026; Exercise Price: $1,460.00	(428,382)	(3)	(14,820)
Expiration: 02/20/2026; Exercise Price: $1,580.00	(142,794)	(1)	(1,605)
Expiration: 02/20/2026; Exercise Price: $1,700.00	(285,588)	(2)	(980)
Lam Research Corp.
Expiration: 02/20/2026; Exercise Price: $240.00	(1,050,570)	(45)	(47,250)
Expiration: 02/20/2026; Exercise Price: $255.00	(140,076)	(6)	(3,195)
Lattice Semiconductor Corp., Expiration: 02/20/2026; Exercise Price: $90.00	(571,692)	(71)	(14,200)
Marvell Technology, Inc., Expiration: 02/20/2026; Exercise Price: $90.00	(797,092)	(101)	(9,696)
Microchip Technology, Inc.
Expiration: 02/20/2026; Exercise Price: $77.50	(189,800)	(25)	(7,375)
Expiration: 02/20/2026; Exercise Price: $82.50	(394,784)	(52)	(7,280)
Micron Technology, Inc.
Expiration: 02/20/2026; Exercise Price: $400.00	(954,224)	(23)	(82,340)
Expiration: 02/20/2026; Exercise Price: $460.00	(82,976)	(2)	(2,400)
Monolithic Power Systems, Inc.
Expiration: 02/20/2026; Exercise Price: $1,060.00	(224,830)	(2)	(20,680)
Expiration: 02/20/2026; Exercise Price: $1,200.00	(562,075)	(5)	(17,800)
NVIDIA Corp., Expiration: 02/20/2026; Exercise Price: $200.00	(1,873,074)	(98)	(33,810)
NXP Semiconductors NV, Expiration: 02/20/2026; Exercise Price: $250.00	(791,490)	(35)	(8,050)
ON Semiconductor Corp.
Expiration: 02/20/2026; Exercise Price: $65.00	(149,725)	(25)	(4,362)
Expiration: 02/20/2026; Exercise Price: $68.00	(83,846)	(14)	(1,596)
QUALCOMM, Inc.
Expiration: 02/20/2026; Exercise Price: $160.00	(257,703)	(17)	(5,482)
Expiration: 02/20/2026; Exercise Price: $175.00	(651,837)	(43)	(3,720)
STMicroelectronics NV
Expiration: 02/20/2026; Exercise Price: $30.00	(133,872)	(48)	(2,040)
Expiration: 02/20/2026; Exercise Price: $32.00	(111,560)	(40)	(1,400)
Synopsys, Inc.
Expiration: 02/20/2026; Exercise Price: $500.00	(46,512)	(1)	(705)
Expiration: 02/20/2026; Exercise Price: $540.00	(558,138)	(12)	(2,880)
Taiwan Semiconductor Manufacturing Co. Ltd.
Expiration: 02/20/2026; Exercise Price: $330.00	(826,400)	(25)	(29,563)
Expiration: 02/20/2026; Exercise Price: $345.00	(66,112)	(2)	(1,135)
Teradyne, Inc.
Expiration: 02/20/2026; Exercise Price: $250.00	(241,050)	(10)	(14,200)
Expiration: 02/20/2026; Exercise Price: $265.00	(361,575)	(15)	(13,125)
Texas Instruments, Inc., Expiration: 02/20/2026; Exercise Price: $220.00	(969,975)	(45)	(18,112)
United Microelectronics Corp., Expiration: 02/20/2026; Exercise Price: $12.00	(443,848)	(436)	(6,540)
TOTAL WRITTEN OPTIONS (Premiums received $897,653)			$(851,127)

Percentages are stated as a percent of net assets.

PLC – Public Limited Company

(a)	100 shares per contract.

(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.	34

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax Target 12 Semiconductor Option Income ETF

Schedule of Securities Sold Short

January 31, 2026 (Unaudited)

COMMON STOCKS - (0.5)%	Shares	Value
Semiconductors - (0.5)%
Microchip Technology, Inc.	(1,600)	$(121,472)
TOTAL COMMON STOCKS (Proceeds $90,012)		(121,472)

TOTAL SECURITIES SOLD SHORT - (Proceeds $90,012)		$(121,472)

Percentages are stated as a percent of net assets.

YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Investments

January 31, 2026 (Unaudited)

PURCHASED OPTIONS - 3.5% (a)	Notional Amount	Contracts	Value
Call Options - 3.5% (b)(c)(d)
Tesla, Inc.
Expiration: 02/20/2026; Exercise Price: $440.01	$2,496,378	58	$78,834
Expiration: 02/20/2026; Exercise Price: $500.00	1,205,148	28	5,460
Expiration: 02/20/2026; Exercise Price: $515.00	1,291,230	30	3,645
TOTAL PURCHASED OPTIONS (Cost $190,673)			87,939

SHORT-TERM INVESTMENTS

U.S. TREASURY BILLS - 73.9%	Principal
3.57%, 04/09/2026 (e)	$611,000	606,987
3.52%, 06/11/2026 (e)(f)	615,000	607,232
3.60%, 07/09/2026 (e)(f)	333,000	327,876
3.62%, 08/06/2026 (e)(f)	333,000	327,002
TOTAL U.S. TREASURY BILLS (Cost $1,869,054)		1,869,097

MONEY MARKET FUNDS - 15.6%	Shares
First American Government Obligations Fund - Class X, 3.61% (g)	393,847	393,847
TOTAL MONEY MARKET FUNDS (Cost $393,847)		393,847

TOTAL INVESTMENTS - 93.0% (Cost $2,453,574)		2,350,883
Other Assets in Excess of Liabilities - 7.0%		177,979
TOTAL NET ASSETS - 100.0%		$2,528,862

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(e)	The rate shown is the annualized yield as of January 31, 2026.
(f)	All or a portion of the security has been pledged as collateral for written options. The fair value of securities committed as collateral as of January 31, 2026 was $1,262,078.
(g)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

The accompanying notes are an integral part of these financial statements.	35

Schedules of Investments, Securities Sold
Short & Written Options Contracts	YieldMax ETFs

January 31, 2026 (Unaudited)

YieldMax TSLA Performance & Distribution Target 25 ETF

Schedule of Written Options

January 31, 2026 (Unaudited)

WRITTEN OPTIONS - (6.4)%	Notional Amount	Contracts	Value
Call Options - (1.3)% (a)(b)
Tesla, Inc.
Expiration: 02/20/2026; Exercise Price: $460.00	$(1,205,148)	(28)	$(20,580)
Expiration: 02/20/2026; Exercise Price: $475.00	(1,291,230)	(30)	(13,500)
Total Call Options			(34,080)

Put Options - (5.1)% (a)(b)
Tesla, Inc., Expiration: 02/20/2026; Exercise Price: $440.01	(2,496,378)	(58)	(128,297)
TOTAL WRITTEN OPTIONS (Premiums received $260,048)			$(162,377)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

The accompanying notes are an integral part of these financial statements.	36

Statements of Assets and Liabilities	YieldMax ETFs

January 31, 2026 (Unaudited)

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax CRCL Option Income Strategy ETF	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax Dorsey Wright Featured 5 Income ETF	YieldMax Dorsey Wright Hybrid 5 Income ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$73,228,197	$31,983,682	$129,592,953	$199,756	$2,835,432
Investments in affiliated securities, at value (Note 2 and Note 7)	–	–	–	13,093,204	4,088,082
Receivable for investments sold	1,295,418	2,232,361	2,844,970	–	–
Deposit at broker for written options	297,632	539,495	295,930	–	–
Dividends receivable	1,878	4,453	1,870	507	124
Segregated cash for written options	1,314	–	–	–	–
Interest receivable	–	–	100,126	–	–
Total assets	74,824,439	34,759,991	132,835,849	13,293,467	6,923,638

LIABILITIES:
Securities sold short, at value (Note 2)	–	–	1,775	–	–
Written option contracts, at value (Note 2)	859,271	2,024,867	5,031,913	–	–
Payable for investments purchased	980,026	9,276,120	2,185,990	–	–
Payable to adviser (Note 4)	63,532	22,153	117,968	4,091	1,877
Total liabilities	1,902,829	11,323,140	7,337,646	4,091	1,877
NET ASSETS	$72,921,610	$23,436,851	$125,498,203	$13,289,376	$6,921,761

NET ASSETS CONSISTS OF:
Paid-in capital	$84,309,028	$47,386,614	$215,568,839	$26,602,146	$12,248,794
Total distributable earnings/(accumulated losses)	(11,387,418)	(23,949,763)	(90,070,636)	(13,312,770)	(5,327,033)
Total net assets	$72,921,610	$23,436,851	$125,498,203	$13,289,376	$6,921,761

Net assets	$72,921,610	$23,436,851	$125,498,203	$13,289,376	$6,921,761
Shares issued and outstanding (a)	1,775,000	1,225,000	5,200,000	600,000	250,000
Net asset value per share	$41.08	$19.13	$24.13	$22.15	$27.69

COST:
Investments in unaffiliated securities, at cost	$69,016,972	$32,059,513	$143,076,764	$199,756	$3,189,490
Investments in affiliated securities, at cost	$–	$–	$–	$16,248,186	$5,188,444

PROCEEDS:
Securities sold short proceeds	$–	$–	$1,519	$–	$–
Written options premium received	$1,236,402	$2,098,102	$4,300,996	$–	$–

(a)	Unlimited shares authorized without par value.

	YieldMax GME Option Income Strategy ETF	YieldMax HIMS Option Income Strategy ETF	YieldMax MSTR Performance & Distribution Target 25 ETF	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$19,192,389	$18,250,500	$3,109,773	$64,219,424	$21,087,458
Receivable for investments sold	506,087	394,625	–	22,184,070	42,338
Deposit at broker for written options	257,841	198,875	355,591	25,662,250	426,239
Dividends receivable	1,789	2,313	994	19,740	7,989
Receivable for ETF transaction fees	–	–	–	178	–
Total assets	19,958,106	18,846,313	3,466,358	112,085,662	21,564,024

LIABILITIES:
Written option contracts, at value (Note 2)	708,231	1,979,359	498,720	9,599,710	–
Payable for investments purchased	617,739	177,790	–	19,617,307	–
Payable to adviser (Note 4)	15,832	16,315	2,031	65,518	18,033
Payable for capital shares redeemed	–	–	–	890,178	–
Total liabilities	1,341,802	2,173,464	500,751	30,172,713	18,033
NET ASSETS	$18,616,304	$16,672,849	$2,965,607	$81,912,949	$21,545,991

The accompanying notes are an integral part of these financial statements.	37

Statements of Assets and Liabilities	YieldMax ETFs

January 31, 2026 (Unaudited)

	YieldMax GME Option Income Strategy ETF	YieldMax HIMS Option Income Strategy ETF	YieldMax MSTR Performance & Distribution Target 25 ETF	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
NET ASSETS CONSISTS OF:
Paid-in capital	$24,227,879	$32,550,528	$3,535,047	$80,104,740	$22,393,710
Total distributable earnings/(accumulated losses)	(5,611,575)	(15,877,679)	(569,440)	1,808,209	(847,719)
Total net assets	$18,616,304	$16,672,849	$2,965,607	$81,912,949	$21,545,991

Net assets	$18,616,304	$16,672,849	$2,965,607	$81,912,949	$21,545,991
Shares issued and outstanding (a)	500,000	825,000	75,000	2,250,000	500,000
Net asset value per share	$37.23	$20.21	$39.54	$36.41	$43.09

COST:
Investments, at cost	$17,711,047	$19,162,472	$3,375,132	$66,270,773	$20,711,646

PROCEEDS:
Written options premium received	$1,514,465	$1,797,503	$492,706	$11,047,071	$–

(a)	Unlimited shares authorized without par value.

	YieldMax NVDA Performance & Distribution Target 25 ETF	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax RDDT Option Income Strategy ETF	YieldMax S&P 500 0DTE Covered Call Strategy ETF	YieldMax Semiconductor Portfolio Option Income ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$2,937,456	$9,558,868	$35,370,751	$19,356,301	$305,393,442
Deposit at broker for written options	1,097,106	461,755	–	1,784,717	–
Dividends receivable	606	2,631	5,616	7,350	81,739
Receivable for investments sold	–	–	844,806	26,188	4,433,466
Segregated cash for written options	–	–	–	–	1,426
Prepaid expenses and other assets	2,904	–	–	–	–
Total assets	4,038,072	10,023,254	36,221,173	21,174,556	309,910,073

LIABILITIES:
Written option contracts, at value (Note 2)	293,060	–	5,163,411	–	6,849,383
Payable to adviser (Note 4)	2,748	8,528	32,144	17,249	191,540
Payable for investments purchased	–	–	533,974	–	4,129,715
Due to broker	–	–	720,598	–	82,795
Total liabilities	295,808	8,528	6,450,127	17,249	11,253,433
NET ASSETS	$3,742,264	$10,014,726	$29,771,046	$21,157,307	$298,656,640

NET ASSETS CONSISTS OF:
Paid-in capital	$3,692,681	$11,192,656	$44,542,632	$21,564,746	$284,709,114
Total distributable earnings/(accumulated losses)	49,583	(1,177,930)	(14,771,586)	(406,439)	13,947,526
Total net assets	$3,742,264	$10,014,726	$29,771,046	$21,157,307	$298,656,640

Net assets	$3,742,264	$10,014,726	$29,771,046	$21,157,307	$298,656,640
Shares issued and outstanding (a)	75,000	250,000	1,050,000	475,000	5,000,000
Net asset value per share	$49.90	$40.06	$28.35	$44.54	$59.73

COST:
Investments, at cost	$2,957,865	$9,198,779	$36,996,955	$19,210,476	$284,182,127

PROCEEDS:
Written options premium received	$363,442	$–	$5,029,420	$–	$9,479,886

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	38

Statements of Assets and Liabilities	YieldMax ETFs

January 31, 2026 (Unaudited)

	YieldMax Target 12 Big 50 Option Income ETF	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF	YieldMax TSLA Performance & Distribution Target 25 ETF
ASSETS:
Investments in unaffiliated securities, at value (Note 2)	$25,341,201	$3,824,761	$23,827,542	$2,350,883
Deposit at broker for written options	45,190	2,553	315,226	340,047
Dividends receivable	15,953	3,843	6,951	2,543
Segregated cash for written options	743	3,355	55	–
Total assets	25,403,087	3,834,512	24,149,774	2,693,473

LIABILITIES:
Securities sold short, at value (Note 2)	–	–	121,472	–
Written option contracts, at value (Note 2)	502,177	83,038	851,127	162,377
Payable to adviser (Note 4)	18,313	3,116	16,220	2,234
Total liabilities	520,490	86,154	988,819	164,611
NET ASSETS	$24,882,597	$3,748,358	$23,160,955	$2,528,862

NET ASSETS CONSISTS OF:
Paid-in capital	$24,774,264	$3,738,513	$19,759,975	$2,571,135
Total distributable earnings/(accumulated losses)	108,333	9,845	3,400,980	(42,873)
Total net assets	$24,882,597	$3,748,358	$23,160,955	$2,528,862

Net assets	$24,882,597	$3,748,358	$23,160,955	$2,528,862
Shares issued and outstanding (a)	475,000	75,000	350,000	50,000
Net asset value per share	$52.38	$49.98	$66.17	$50.58

COST:
Investments, at cost	$23,910,235	$3,704,776	$22,257,315	$2,453,574

PROCEEDS:
Securities sold short proceeds	$–	$–	$90,012	$–
Written options premium received	$486,807	$75,523	$897,653	$260,048

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.	39

Statements of Operations	YieldMax ETFs

For the periods ended January 31, 2026 (Unaudited)

	YieldMax AI & Tech Portfolio Option Income ETF	YieldMax CRCL Option Income Strategy ETF(a)	YieldMax Crypto Industry & Tech Portfolio Option Income ETF	YieldMax Dorsey Wright Featured 5 Income ETF	YieldMax Dorsey Wright Hybrid 5 Income ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$151,036	$16,277	$238,911	$6,594	$83,794
Less: dividend withholding taxes	(3,680)	–	–	–	–
Dividend income from affiliated securities	–	–	–	6,143,547	1,853,345
Less: issuance fees	–	–	(4,743)	–	–
Interest income	188	332,163	4,367	–	–
Total investment income	147,544	348,440	238,535	6,150,141	1,937,139

EXPENSES:
Investment advisory fee (Note 4)	344,315	76,321	907,585	27,445	13,889
Interest expense	25,259	30,588	703,455	–	–
Total expenses	369,574	106,909	1,611,040	27,445	13,889
NET INVESTMENT INCOME/(LOSS)	(222,030)	241,531	(1,372,505)	6,122,696	1,923,250

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(94,982)	(13,263,696)	(380,121)	–	202,368
Investments in affiliated securities	–	–	–	(5,232,401)	(1,598,690)
Unaffiliated in-kind redemptions	859,115	–	6,868,620	–	5,474
Affiliated in-kind redemptions	–	–	–	(751,019)	(39,449)
Written option contracts	1,678,359	(3,378,957)	11,668,465	–	–
Net realized gain (loss)	2,442,492	(16,642,653)	18,156,964	(5,983,420)	(1,430,297)
Net change in unrealized appreciation
(depreciation) on:
Investments in unaffiliated securities	489,216	(75,831)	(35,884,772)	–	(841,189)
Investments in affiliated securities	–	–	–	(3,342,792)	(1,203,440)
Written option contracts	159,424	73,235	(2,816,938)	–	–
Securities sold short	–	–	(256)	–	–
Net change in unrealized appreciation (depreciation)	648,640	(2,596)	(38,701,966)	(3,342,792)	(2,044,629)
Net realized and unrealized gain (loss)	3,091,132	(16,645,249)	(20,545,002)	(9,326,212)	(3,474,926)
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$2,869,102	$(16,403,718)	$(21,917,507)	$(3,203,516)	$(1,551,676)

(a)	Inception date of the Fund was September 29, 2025.

	YieldMax GME Option Income Strategy ETF(a)	YieldMax HIMS Option Income Strategy ETF(b)	YieldMax MSTR Performance & Distribution Target 25 ETF(c)	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
INVESTMENT INCOME:
Dividend income	$14,563	$12,578	$2,017	$51,360	$48,051
Interest income	223,882	270,214	13,434	644,793	396
Total investment income	238,445	282,792	15,451	696,153	48,447

EXPENSES:
Investment advisory fee (Note 4)	63,287	62,545	4,168	257,497	77,161
Interest expense	2,225	45,265	285	7,201	4,779
Total expenses	65,512	107,810	4,453	264,698	81,940
NET INVESTMENT INCOME/(LOSS)	172,933	174,982	10,998	431,455	(33,493)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(3,742,322)	(11,431,068)	(305,495)	20,644,746	1,775,257
Written option contracts	(227,177)	1,706,988	91,035	11,467,369	396,221
Net realized gain (loss)	(3,969,499)	(9,724,080)	(214,460)	32,112,115	2,171,478

The accompanying notes are an integral part of these financial statements.	40

Statements of Operations	YieldMax ETFs

For the periods ended January 31, 2026 (Unaudited)

	YieldMax GME Option Income Strategy ETF(a)	YieldMax HIMS Option Income Strategy ETF(b)	YieldMax MSTR Performance & Distribution Target 25 ETF(c)	YieldMax MSTR Short Option Income Strategy ETF	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
Net change in unrealized appreciation (depreciation) on:	1,481,342	(911,972)	(265,359)	(1,302,861)	(480,017)
Investments in unaffiliated securities Written option contracts	806,234	(181,856)	(6,014)	741,171	–
Net change in unrealized appreciation (depreciation)	2,287,576	(1,093,828)	(271,373)	(561,690)	(480,017)
Net realized and unrealized gain (loss)	(1,681,923)	(10,817,908)	(485,833)	31,550,425	1,691,461
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,508,990)	$(10,642,926)	$(474,835)	$31,981,880	$1,657,968

(a)	Inception date of the Fund was September 8, 2025.
(b)	Inception date of the Fund was September 24, 2025.
(c)	Inception date of the Fund was November 17, 2025.

	YieldMax NVDA Performance & Distribution Target 25 ETF(a)	YieldMax R2000 0DTE Covered Call Strategy ETF	YieldMax RDDT Option Income Strategy ETF(b)	YieldMax S&P 500 0DTE Covered Call Strategy ETF	YieldMax Semiconductor Portfolio Option Income ETF
INVESTMENT INCOME:
Dividend income	$1,854	$28,000	$14,295	$37,276	$432,329
Less: dividend withholding taxes	–	–	–	–	(10,775)
Interest income	15,074	12,291	363,599	14,630	395
Total investment income	16,928	40,291	377,894	51,906	421,949

EXPENSES:
Investment advisory fee (Note 4)	4,651	48,172	104,592	82,020	554,564
Interest expense	–	29,077	1,952	520	9,514
Total expenses	4,651	77,249	106,544	82,540	564,078
NET INVESTMENT INCOME/(LOSS)	12,277	(36,958)	271,350	(30,634)	(142,129)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(64,547)	1,653,459	(5,179,382)	2,413,029	12,085,167
Unaffiliated in-kind redemptions	–	–	–	–	25,211,054
Written option contracts	158,930	(713,000)	1,189,181	106,326	(20,859,833)
Net realized gain (loss)	94,383	940,459	(3,990,201)	2,519,355	16,436,388
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(20,409)	(21,533)	(1,626,204)	(924,830)	18,631,293
Written option contracts	70,382	–	(133,991)	–	2,424,610
Net change in unrealized appreciation (depreciation)	49,973	(21,533)	(1,760,195)	(924,830)	21,055,903
Net realized and unrealized gain (loss)	144,356	918,926	(5,750,396)	1,594,525	37,492,291
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$156,633	$881,968	$(5,479,046)	$1,563,891	$37,350,162

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was September 8, 2025.

The accompanying notes are an integral part of these financial statements.	41

Statements of Operations	YieldMax ETFs

For the periods ended January 31, 2026 (Unaudited)

	YieldMax Target 12 Big 50 Option Income ETF	YieldMax Target 12 Real Estate Option Income ETF	YieldMax Target 12 Semiconductor Option Income ETF	YieldMax TSLA Performance & Distribution Target 25 ETF(a)
INVESTMENT INCOME:
Dividend income	$70,599	$48,265	$48,269	$7,518
Less: dividend withholding taxes	–	–	(2,310)	–
Less: issuance fees	–	–	(128)	–
Interest income	54	–	23	8,616
Total investment income	70,653	48,265	45,854	16,134

EXPENSES:
Investment advisory fee (Note 4)	67,724	14,386	61,546	5,142
Interest expense	4,682	1,288	5,594	149
Total expenses	72,406	15,674	67,140	5,291
NET INVESTMENT INCOME/(LOSS)	(1,753)	32,591	(21,286)	10,843

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	313,273	(19,565)	1,646,859	(17,780)
Unaffiliated in-kind redemptions	–	–	2,639,242	149,295
Written option contracts	(264,568)	69,366	(1,313,826)	178,986
Securities sold short	–	–	–	(236,929)
Net realized gain (loss)	48,705	49,801	2,972,275	73,572
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	925,111	89,632	489,029	(102,691)
Written option contracts	4,235	(24,372)	55,482	97,671
Securities sold short	–	–	(31,460)	–
Net change in unrealized appreciation (depreciation)	929,346	65,260	513,051	(5,020)
Net realized and unrealized gain (loss)	978,051	115,061	3,485,326	68,552
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS	$976,298	$147,652	$3,464,040	$79,395

(a)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.	42

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax AI & Tech Portfolio Option Income ETF		YieldMax CRCL Option Income Strategy ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(222,030)	$(77,407)	$241,531
Net realized gain (loss)	2,442,492	(1,152,863)	(16,642,653)
Net change in unrealized appreciation (depreciation)	648,640	3,939,716	(2,596)
Net increase (decrease) in net assets from operations	2,869,102	2,709,446	(16,403,718)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(4,383,423)	(241,531)
From return of capital	(12,566,205)	–	(7,304,514)
Total distributions to shareholders	(12,566,205)	(4,383,423)	(7,546,045)

CAPITAL TRANSACTIONS:
Shares sold	39,434,280	52,243,200	55,322,295
Shares redeemed	(3,215,333)	(4,170,207)	(7,948,085)
ETF transaction fees (Note 9)	–	750	12,404
Net increase (decrease) in net assets from capital transactions	36,218,947	48,073,743	47,386,614

NET INCREASE (DECREASE) IN NET ASSETS	26,521,844	46,399,766	23,436,851

NET ASSETS:
Beginning of the period	46,399,766	–	–
End of the period	$72,921,610	$46,399,766	$23,436,851

SHARES TRANSACTIONS
Shares sold	850,000	1,100,000	1,525,000
Shares redeemed	(75,000)	(100,000)	(300,000)
Total increase (decrease) in shares outstanding	775,000	1,000,000	1,225,000

(a)	Inception date of the Fund was January 22, 2025.
(b)	Inception date of the Fund was September 29, 2025.

	YieldMax Crypto Industry & Tech Portfolio Option Income ETF		YieldMax Dorsey Wright Featured 5 Income ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(1,372,505)	$(383,207)	$6,122,696	$3,631,432
Net realized gain (loss)	18,156,964	(18,020,754)	(5,983,420)	(4,639,172)
Net change in unrealized appreciation (depreciation)	(38,701,966)	24,486,982	(3,342,792)	187,810
Net increase (decrease) in net assets from operations	(21,917,507)	6,083,021	(3,203,516)	(819,930)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(12,421,491)	(5,947,213)	(3,632,852)
From return of capital	(61,212,998)	(22,732,012)	—	(935,308)
Total distributions to shareholders	(61,212,998)	(35,153,503)	(5,947,213)	(4,568,160)

CAPITAL TRANSACTIONS:
Shares sold	81,947,965	222,875,913	9,038,042	39,318,108
Shares redeemed	(63,389,468)	(3,743,680)	(7,941,175)	(12,586,780)
ETF transaction fees (Note 9)	3,881	4,579	—	—
Net increase (decrease) in net assets from capital transactions	18,562,378	219,136,812	1,096,867	26,731,328

NET INCREASE (DECREASE) IN NET ASSETS	(64,568,127)	190,066,330	(8,053,862)	21,343,238

The accompanying notes are an integral part of these financial statements.	43

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Crypto Industry & Tech Portfolio Option Income ETF		YieldMax Dorsey Wright Featured 5 Income ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)
NET ASSETS:
Beginning of the period	190,066,330	–	21,343,238	–
End of the period	$125,498,203	$190,066,330	$13,289,376	$21,343,238

SHARES TRANSACTIONS
Shares sold	2,275,000	5,175,000	300,000	900,000
Shares redeemed	(2,150,000)	(100,000)	(275,000)	(325,000)
Total increase (decrease) in shares outstanding	125,000	5,075,000	25,000	575,000

(a)	Inception date of the Fund was January 13, 2025.
(b)	Inception date of the Fund was December 16, 2024.

	YieldMax Dorsey Wright Hybrid 5 Income ETF		YieldMax GME Option Income Strategy ETF	YieldMax HIMS Option Income Strategy ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)	Period ended January 31, 2026(c) (Unaudited)
OPERATIONS:
Net investment income (loss)	$1,923,250	$1,561,568	$172,933	$174,982
Net realized gain (loss)	(1,430,297)	(2,547,730)	(3,969,499)	(9,724,080)
Net change in unrealized appreciation (depreciation)	(2,044,629)	590,209	2,287,576	(1,093,828)
Net increase (decrease) in net assets from operations	(1,551,676)	(395,953)	(1,508,990)	(10,642,926)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,923,250)	(1,562,389)	(172,933)	(174,982)
From return of capital	(75,263)	(370,499)	(3,929,652)	(5,059,771)
Total distributions to shareholders	(1,998,513)	(1,932,888)	(4,102,585)	(5,234,753)

CAPITAL TRANSACTIONS:
Shares sold	–	16,321,225	33,157,988	36,972,707
Shares redeemed	(778,768)	(2,749,257)	(8,938,278)	(4,430,210)
ETF transaction fees (Note 9)	–	7,591	8,169	8,031
Net increase (decrease) in net assets from capital transactions	(778,768)	13,579,559	24,227,879	32,550,528

NET INCREASE (DECREASE) IN NET ASSETS	(4,328,957)	11,250,718	18,616,304	16,672,849

NET ASSETS:
Beginning of the period	11,250,718	–	–	–
End of the period	$6,921,761	$11,250,718	$18,616,304	$16,672,849

SHARES TRANSACTIONS
Shares sold	–	350,000	725,000	975,000
Shares redeemed	(25,000)	(75,000)	(225,000)	(150,000)
Total increase (decrease) in shares outstanding	(25,000)	275,000	500,000	825,000

(a)	Inception date of the Fund was December 16, 2024.
(b)	Inception date of the Fund was September 8, 2025.
(c)	Inception date of the Fund was September 24, 2025.

The accompanying notes are an integral part of these financial statements.	44

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax MSTR Performance & Distribution Target 25 ETF	YieldMax MSTR Short Option Income Strategy ETF
	Period ended January 31, 2026(a) (Unaudited)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$10,998	$431,455	$169,411
Net realized gain (loss)	(214,460)	32,112,115	(2,228,937)
Net change in unrealized appreciation (depreciation)	(271,373)	(561,690)	(42,298)
Net increase (decrease) in net assets from operations	(474,835)	31,981,880	(2,101,824)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,998)	(431,455)	(1,658,712)
From return of capital	(83,607)	(25,981,680)	(3,312,363)
Total distributions to shareholders	(94,605)	(26,413,135)	(4,971,075)

CAPITAL TRANSACTIONS:
Shares sold	3,534,590	72,976,357	47,062,403
Shares redeemed	–	(24,467,525)	(12,184,970)
ETF transaction fees (Note 9)	457	19,489	11,349
Net increase (decrease) in net assets from capital transactions	3,535,047	48,528,321	34,888,782

NET INCREASE (DECREASE) IN NET ASSETS	2,965,607	54,097,066	27,815,883

NET ASSETS:
Beginning of the period	–	27,815,883	–
End of the period	$2,965,607	$81,912,949	$27,815,883

SHARES TRANSACTIONS
Shares sold	75,000	2,075,000	1,150,000
Shares redeemed	–	(725,000)	(250,000)
Total increase (decrease) in shares outstanding	75,000	1,350,000	900,000

(a)	Inception date of the Fund was November 17, 2025.

(b)	Inception date of the Fund was March 26, 2025.

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF		YieldMax NVDA Performance & Distribution Target 25 ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(33,493)	$(31,095)	$12,277
Net realized gain (loss)	2,171,478	(224,958)	94,383
Net change in unrealized appreciation (depreciation)	(480,017)	855,829	49,973
Net increase (decrease) in net assets from operations	1,657,968	599,776	156,633

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(674,163)	(12,277)
From return of capital	(2,431,300)	(265,032)	(94,773)
Total distributions to shareholders	(2,431,300)	(939,195)	(107,050)

CAPITAL TRANSACTIONS:

The accompanying notes are an integral part of these financial statements.	45

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF		YieldMax NVDA Performance & Distribution Target 25 ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)
Shares sold	11,102,253	13,559,918	3,692,193
Shares redeemed	–	(2,008,263)	–
ETF transaction fees (Note 9)	2,220	2,614	488
Net increase (decrease) in net assets from capital transactions	11,104,473	11,554,269	3,692,681

NET INCREASE (DECREASE) IN NET ASSETS	10,331,141	11,214,850	3,742,264

NET ASSETS:
Beginning of the period	11,214,850	–	–
End of the period	$21,545,991	$11,214,850	$3,742,264

SHARES TRANSACTIONS
Shares sold	250,000	300,000	75,000
Shares redeemed	–	(50,000)	–
Total increase (decrease) in shares outstanding	250,000	250,000	75,000

(a)	Inception date of the Fund was February 12, 2025.
(b)	Inception date of the Fund was November 17, 2025.

	YieldMax R2000 0DTE Covered Call Strategy ETF		YieldMax RDDT Option Income Strategy ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(36,958)	$(17,836)	$271,350
Net realized gain (loss)	940,459	(268,869)	(3,990,201)
Net change in unrealized appreciation (depreciation)	(21,533)	381,622	(1,760,195)
Net increase (decrease) in net assets from operations	881,968	94,917	(5,479,046)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(157,137)	(271,350)
From return of capital	(1,997,678)	(435,136)	(9,021,190)
Total distributions to shareholders	(1,997,678)	(592,273)	(9,292,540)

CAPITAL TRANSACTIONS:
Shares sold	6,547,888	8,288,038	50,838,928
Shares redeemed	(1,007,783)	(2,203,460)	(6,307,475)
ETF transaction fees (Note 9)	1,511	1,598	11,179
Net increase (decrease) in net assets from capital transactions	5,541,616	6,086,176	44,542,632

NET INCREASE (DECREASE) IN NET ASSETS	4,425,906	5,588,820	29,771,046

NET ASSETS:
Beginning of the period	5,588,820	–	–
End of the period	$10,014,726	$5,588,820	$29,771,046

SHARES TRANSACTIONS
Shares sold	150,000	175,000	1,225,000
Shares redeemed	(25,000)	(50,000)	(175,000)
Total increase (decrease) in shares outstanding	125,000	125,000	1,050,000

(a)	Inception date of the Fund was March 5, 2025.

(b)	Inception date of the Fund was September 8, 2025.

The accompanying notes are an integral part of these financial statements.	46

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax S&P 500 0DTE Covered Call Strategy ETF		YieldMax Semiconductor Portfolio Option Income ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(30,634)	$(25,756)	$(142,129)	$(2,522)
Net realized gain (loss)	2,519,355	(262,813)	16,436,388	(811,200)
Net change in unrealized appreciation (depreciation)	(924,830)	1,070,655	21,055,903	2,785,915
Net increase (decrease) in net assets from operations	1,563,891	782,086	37,350,162	1,972,193

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(853,986)	–	(1,238,761)
From return of capital	(1,899,430)	(581,092)	(24,018,198)	(401,427)
Total distributions to shareholders	(1,899,430)	(1,435,078)	(24,018,198)	(1,640,188)

CAPITAL TRANSACTIONS:
Shares sold	7,893,840	18,963,405	306,717,783	30,194,785
Shares redeemed	–	(4,717,222)	(50,698,323)	(1,222,765)
ETF transaction fees (Note 9)	1,579	4,236	1,054	137
Net increase (decrease) in net assets from capital transactions	7,895,419	14,250,419	256,020,514	28,972,157

NET INCREASE (DECREASE) IN NET ASSETS	7,559,880	13,597,427	269,352,478	29,304,162

NET ASSETS:
Beginning of the period	13,597,427	–	29,304,162	–
End of the period	$21,157,307	$13,597,427	$298,656,640	$29,304,162

SHARES TRANSACTIONS
Shares sold	175,000	400,000	5,275,000	575,000
Shares redeemed	–	(100,000)	(825,000)	(25,000)
Total increase (decrease) in shares outstanding	175,000	300,000	4,450,000	550,000

(a)	Inception date of the Fund was February 5, 2025.
(b)	Inception date of the Fund was April 2, 2025.

	YieldMax Target 12 Big 50 Option Income ETF		YieldMax Target 12 Real Estate Option Income ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$(1,753)	$(3,136)	$32,591	$10,833
Net realized gain (loss)	48,705	178,724	49,801	31,190
Net change in unrealized appreciation (depreciation)	929,346	486,250	65,260	47,210
Net increase (decrease) in net assets from operations	976,298	661,838	147,652	89,233

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(559,858)	(32,591)	(52,040)
From return of capital	(753,363)	–	(142,409)	–
Total distributions to shareholders	(753,363)	(559,858)	(175,000)	(52,040)

CAPITAL TRANSACTIONS:
Shares sold	17,059,452	10,008,960	1,238,513	2,500,000
Shares redeemed	–	(2,511,397)	–	–
ETF transaction fees (Note 9)	–	667	–	–
Net increase (decrease) in net assets from capital transactions	17,059,452	7,498,230	1,238,513	2,500,000

The accompanying notes are an integral part of these financial statements.	47

Statements of Changes in Net Assets	YieldMax ETFs

	YieldMax Target 12 Big 50 Option Income ETF		YieldMax Target 12 Real Estate Option Income ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(b)

NET INCREASE (DECREASE) IN NET ASSETS	17,282,387	7,600,210	1,211,165	2,537,193

NET ASSETS:
Beginning of the period	7,600,210	–	2,537,193	–
End of the period	$24,882,597	$7,600,210	$3,748,358	$2,537,193

SHARES TRANSACTIONS
Shares sold	325,000	200,000	25,000	50,000
Shares redeemed	–	(50,000)	–	–
Total increase (decrease) in shares outstanding	325,000	150,000	25,000	50,000

(a)	Inception date of the Fund was November 20, 2024.
(b)	Inception date of the Fund was April 16, 2025.

	YieldMax Target 12 Semiconductor Option Income ETF		YieldMax TSLA Performance & Distribution Target 25 ETF
	Six-Months ended January 31, 2026 (Unaudited)	Period ended July 31, 2025(a)	Period ended January 31, 2026(b) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(21,286)	$(3,629)	$10,843
Net realized gain (loss)	2,972,275	(48,041)	73,572
Net change in unrealized appreciation (depreciation)	513,051	1,072,242	(5,020)
Net increase (decrease) in net assets from operations	3,464,040	1,020,572	79,395

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(398,560)	(10,843)
From return of capital	(685,160)	–	(111,425)
Total distributions to shareholders	(685,160)	(398,560)	(122,268)

CAPITAL TRANSACTIONS:
Shares sold	20,273,786	8,508,202	3,851,558
Shares redeemed	(6,431,688)	(2,591,985)	(1,280,343)
ETF transaction fees (Note 9)	1,162	586	520
Net increase (decrease) in net assets from capital transactions	13,843,260	5,916,803	2,571,735

NET INCREASE (DECREASE) IN NET ASSETS	16,622,140	6,538,815	2,528,862

NET ASSETS:
Beginning of the period	6,538,815	–	–
End of the period	$23,160,955	$6,538,815	$2,528,862

SHARES TRANSACTIONS
Shares sold	325,000	175,000	75,000
Shares redeemed	(100,000)	(50,000)	(25,000)
Total increase (decrease) in shares outstanding	225,000	125,000	50,000

(a)	Inception date of the Fund was December 2, 2024.
(b)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.	48

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:									SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss) (a)	Net realized and unrealized gain (loss) on investments (b)	Total from investment operations	Net investment income	Net realized gains	Return of capital	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return (c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets (d)(e)	Ratio of dividend and interest expenses to average net assets (d)(e)	Ratio of tax expenses to average net assets(d)(e)	Ratio of operational expenses to average net assets excluding dividend, interest and tax expenses(d)(e)	Ratio of net investment income (loss) to average net assets (d)	Portfolio turnover rate (c)(f)
YieldMax AI & Tech Portfolio Option Income ETF
1/31/2026 (g)	$46.40	(0.14)	2.92	2.78	—	—	(8.10)	(8.10)	—	$41.08	6.07%	$72,922	1.06%	0.07%	—%	0.99%	(0.64)%	20%
7/31/2025 (h)	$50.00	(0.14)	4.15	4.01	(7.61)	—	—	(7.61)	0.00(i)	$46.40	10.52%	$46,400	1.06%	0.07%	—%	0.99%	(0.63)%	67%
YieldMax CRCL Option Income Strategy ETF
1/31/2026 (g)(j)	$50.00	0.29	(20.82)	(20.53)	(0.33)	—	(10.02)	(10.35)	0.01	$19.13	-47.03%	$23,437	1.39%	0.40%	—%	0.99%	3.13%	—%
YieldMax Crypto Industry Tech Portfolio Option Income ETF
1/31/2026 (g)	$37.45	(0.24)	(2.42)	(2.66)	—	—	(10.66)	(10.66)	0.00(i)	$24.13	-10.19%	$125,498	1.76%	0.77%	—%	0.99%	(1.50)%	33%
7/31/2025 (k)	$50.00	(0.16)	1.76	1.60	(5.00)	—	(9.15)	(14.15)	0.00(i)	$37.45	6.31%	$190,066	1.02%	0.03%	—%	0.99%	(0.74)%	114%
YieldMax Dorsey Wright Featured 5 Income ETF
1/31/2026 (g)	$37.12	9.73	(15.01)	(5.28)	(9.69)	—	—	(9.69)	—	$22.15	-17.70%	$13,289	0.29%	—%	—%	0.29%	64.70%	119%
7/31/2025 (l)	$50.00	9.20	(11.63)	(2.43)	(8.31)	—	(2.14)	(10.45)	—	$37.12	-3.10%	$21,343	0.31%	—%	0.02%	0.29%	39.14%	159%
YieldMax Dorsey Wright Hybrid 5 Income ETF
1/31/2026 (g)	$40.91	7.10	(12.96)	(5.86)	(7.08)	—	(0.28)	(7.36)	—	$27.69	-16.65%	$6,922	0.29%	—%	—%	0.29%	40.16%	114%
7/31/2025 (l)	$50.00	6.49	(8.01)	(1.52)	(6.14)	—	(1.46)	(7.60)	0.03	$40.91	-1.41%	$11,251	0.30%	—%	0.01%	0.29%	26.11%	161%
YieldMax GME Option Income Strategy ETF
1/31/2026 (g)(m)	$50.00	0.43	(3.89)	(3.46)	(0.39)	—	(8.94)	(9.33)	0.02	$37.23	-6.97%	$18,616	1.02%	0.03%	—%	0.99%	2.71%	—%
YieldMax HIMS Option Income Strategy ETF
1/31/2026 (g)(n)	$50.00	0.28	(21.37)	(21.09)	(0.29)	—	(8.42)	(8.71)	0.01	$20.21	-47.47%	$16,673	1.71%	0.72%	—%	0.99%	2.77%	—%
YieldMax MSTR Performance Distribution Target 25 ETF
1/31/2026 (g)(o)	$50.00	0.23	(8.80)	(8.57)	(0.22)	—	(1.68)	(1.90)	0.01	$39.54	-17.41%	$2,966	1.06%	0.07%	—%	0.99%	2.61%	—%
YieldMax MSTR Short Option Income Strategy ETF
1/31/2026 (g)	$30.91	0.29	21.79	22.08	(0.27)	—	(16.32)	(16.59)	0.01	$36.41	86.38%	$81,913	1.02%	0.03%	—%	0.99%	1.66%	—%
7/31/2025 (p)	$50.00	0.40	(10.22)	(9.82)	(3.10)	—	(6.20)	(9.30)	0.03	$30.91	-19.99%	$27,816	1.00%	0.01%	—%	0.99%	3.25%	—%
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF
1/31/2026 (g)	$44.86	(0.10)	5.16	5.06	—	—	(6.84)	(6.84)	0.01	$43.09	11.91%	$21,546	1.05%	0.06%	—%	0.99%	(0.43)%	5%
7/31/2025 (q)	$50.00	(0.19)	0.72	0.53	(1.79)	(2.29)	(1.61)	(5.69)	0.02	$44.86	2.56%	$11,215	1.17%	0.18%	—%	0.99%	(0.98)%	—%
YieldMax NVDA Performance Distribution Target 25 ETF
1/31/2026 (g)(o)	$50.00	0.26	1.76	2.02	(0.24)	—	(1.89)	(2.13)	0.01	$49.90	4.11%	$3,742	0.99%	—%	—%	0.99%	2.61%	—%
YieldMax R2000 0DTE Covered Call Strategy ETF
1/31/2026 (g)	$44.71	(0.16)	4.19	4.03	—	—	(8.69)	(8.69)	0.01	$40.06	9.81%	$10,015	1.59%	0.60%	—%	0.99%	(0.76)%	3%
7/31/2025 (r)	$50.00	(0.20)	1.57	1.37	(1.00)	(0.77)	(4.91)	(6.68)	0.02	$44.71	3.79%	$5,589	1.72%	0.73%	—%	0.99%	(1.09)%	—%
YieldMax RDDT Option Income Strategy ETF
1/31/2026 (g)(m)	$50.00	0.38	(10.17)	(9.79)	(0.35)	—	(11.53)	(11.88)	0.02	$28.35	-22.90%	$29,771	1.01%	0.02%	—%	0.99%	2.57%	—%
YieldMax SP 500 0DTE Covered Call Strategy ETF
1/31/2026 (g)	$45.32	(0.08)	4.44	4.36	—	—	(5.14)	(5.14)	0.00(i)	$44.54	10.07%	$21,157	1.00%	0.01%	—%	0.99%	(0.37)%	—%
7/31/2025 (s)	$50.00	(0.10)	0.75	0.65	(1.37)	(1.81)	(2.17)	(5.35)	0.02	$45.32	2.36%	$13,597	1.08%	0.09%	—%	0.99%	(0.46)%	—%
YieldMax Semiconductor Portfolio Option Income ETF
1/31/2026 (g)	$53.28	(0.07)	17.89	17.82	—	—	(11.37)	(11.37)	0.00(i)	$59.73	37.15%	$298,657	1.01%	0.02%	—%	0.99%	(0.25)%	46%
7/31/2025 (t)	$50.00	(0.01)	9.63	9.62	(4.79)	—	(1.55)	(6.34)	0.00(i)	$53.28	20.46%	$29,304	1.03%	0.04%	—%	0.99%	(0.06)%	16%
YieldMax Target 12 Big 50 Option Income ETF
1/31/2026 (g)	$50.67	(0.01)	4.87	4.86	—	—	(3.15)	(3.15)	—	$52.38	9.80%	$24,883	1.06%	0.07%	—%	0.99%	(0.03)%	52%
7/31/2025 (u)	$50.00	(0.02)	4.11	4.09	(3.42)	—	—	(3.42)	0.00(i)	$50.67	8.74%	$7,600	1.09%	0.10%	0.00%(x)	0.99%	(0.06)%	46%
YieldMax Target 12 Real Estate Option Income ETF
1/31/2026 (g)	$50.74	0.56	1.68	2.24	(0.56)	—	(2.44)	(3.00)	—	$49.98	5.29%	$3,748	1.08%	0.09%	—%	0.99%	2.24%	13%
7/31/2025 (v)	$50.00	0.22	1.56	1.78	(0.97)	(0.07)	—	(1.04)	—	$50.74	3.54%	$2,537	0.99%	—%	—%	0.99%	1.50%	1%
YieldMax Target 12 Semiconductor Option Income ETF
1/31/2026 (g)	$52.31	(0.10)	17.40	17.30	—	—	(3.45)	(3.45)	0.01	$66.17	34.35%	$23,161	1.08%	0.09%	—%	0.99%	(0.34)%	70%
7/31/2025 (w)	$50.00	(0.03)	5.70	5.67	(3.36)	—	—	(3.36)	0.00(i)	$52.31	12.23%	$6,539	1.06%	0.07%	0.00%(x)	0.99%	(0.10)%	33%
YieldMax TSLA Performance & Distribution Target 25 ETF
1/31/2026 (g)(o)	$50.00	0.22	2.67	2.89	(0.21)	—	(2.11)	(2.32)	0.01	$50.58	5.67%	$2,529	1.02%	0.03%	—%	0.99%	2.09%	—%

The accompanying notes are an integral part of these financial statements.	49

Financial Highlights	YieldMax ETFs

For a share outstanding throughout the periods presented

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.

(b)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.

(d)	Annualized for periods less than one year.

(e)	Ratios do not include the expenses of the underlying funds in which the Fund invests.

(f)	Portfolio turnover rate excludes in-kind transactions, if any.

(g)	Unaudited.

(h)	Inception date of the Fund was January 22, 2025.

(i)	Amount represents less than $0.005 per share.

(j)	Inception date of the Fund was September 29, 2025.

(k)	Inception date of the Fund was January 13, 2025.

(l)	Inception date of the Fund was December 16, 2024.

(m)	Inception date of the Fund was September 8, 2025.

(n)	Inception date of the Fund was September 24, 2025.

(o)	Inception date of the Fund was November 17, 2025.

(p)	Inception date of the Fund was March 26, 2025.

(q)	Inception date of the Fund was February 12, 2025.

(r)	Inception date of the Fund was March 5, 2025.

(s)	Inception date of the Fund was February 5, 2025.

(t)	Inception date of the Fund was April 2, 2025.

(u)	Inception date of the Fund was November 20, 2024.

(v)	Inception date of the Fund was April 16, 2025.

(w)	Inception date of the Fund was December 2, 2024.

(x)	Amount represents less than 0.005%.

The accompanying notes are an integral part of these financial statements.	50

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

 NOTE 1 – ORGANIZATIONAL

The YieldMax ETFs (defined below) (each a “Fund”, and collectively the “Funds”) are each a series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022. The Trust is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. The Funds are considered non-diversified under the 1940 Act. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Fund:	Commencement Date:
YieldMax AI & Tech Portfolio Option Income ETF (the “GPTY ETF”)	January 22, 2025
YieldMax CRCL Option Income Strategy ETF (the “CRCO ETF”)	September 29, 2025
YieldMax Crypto Industry & Tech Portfolio Option Income ETF (the “LFGY ETF”)	January 13, 2025
YieldMax Dorsey Wright Featured 5 Income ETF (the “FEAT ETF”)	December 16, 2024
YieldMax Dorsey Wright Hybrid 5 Income ETF (the “FIVY ETF”)	December 16, 2024
YieldMax GME Option Income Strategy ETF (the “GMEY ETF”)	September 8, 2025
YieldMax HIMS Option Income Strategy ETF (the “HIYY ETF”)	September 24, 2025
YieldMax MSTR Performance & Distribution Target 25 ETF (the “MSST ETF”)	November 17, 2025
YieldMax MSTR Short Option Income Strategy ETF (the “WNTR ETF”)	March 26, 2025
YieldMax Nasdaq 100 0DTE Covered Call Strategy ETF (the “QDTY ETF”)	February 12, 2025
YieldMax NVDA Performance & Distribution Target 25 ETF (the “NVIT ETF”)	November 17, 2025
YieldMax R2000 0DTE Covered Call Strategy ETF (the “RDTY ETF”)	March 5, 2025
YieldMax RDDT Option Income Strategy ETF (the “RDYY ETF”)	September 8, 2025
YieldMax S&P 500 0DTE Covered Call Strategy ETF (the “SDTY ETF”)	February 5, 2025
YieldMax Semiconductor Portfolio Option Income ETF (the “CHPY ETF”)	April 2, 2025
YieldMax Target 12 Big 50 Option Income ETF (the “BIGY ETF”)	November 20, 2024
YieldMax Target 12 Real Estate Option Income ETF (the “RNTY ETF”)	April 16, 2025
YieldMax Target 12 Semiconductor Option Income ETF (the “SOXY ETF”)	December 2, 2024
YieldMax TSLA Performance & Distribution Target 25 ETF (the “TEST ETF”)	November 17, 2025

The primary investment objective of the GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF, and TEST ETF is to seek current income.

The investment objective of the FEAT ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Option Income Strategy Index.

The investment objective of the FIVY ETF is to track the performance, before fees and expenses, of the Nasdaq Dorsey Wright Tactical Hybrid Option Income Strategy Index.

The secondary objective of the GPTY ETF is to seek capital appreciation via investments in a select portfolio of AI and technology companies.

The secondary objective of the CRCO ETF is to seek exposure to the share price of the Circle Internet Group, Inc. (“CRCL” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the LFGY ETF is to seek capital appreciation via investments in a select portfolio of crypto industry and technology companies.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

The secondary objective of the GMEY ETF is to seek exposure to the share price of the GameStop Corp. (“GME” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the HIYY ETF is to seek exposure to the share price of the Hims & Hers Health, Inc. (“HIMS” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the MSST ETF is to seek indirect exposure to the share price of MicroStrategy, Inc., doing business as Strategy, Inc., (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the WNTR ETF is to seek inverse exposure to the share price of the common stock of MicroStrategy Inc., doing business as Strategy, Inc., (“MSTR” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the QDTY ETF, RDTY ETF, and SDTY ETF is to seek capital appreciation.

The secondary objective of the NVIT ETF is to seek indirect exposure to the share price of the Nvidia Corp. (“NVDA” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the RDYY ETF is to seek exposure to the share price of the Reddit, Inc. (“RDDT” or “Underlying Security”), subject to a limit on potential investment gains.

The secondary objective of the CHPY ETF is to seek capital appreciation via investments in a selection portfolio of semiconductor companies.

The secondary objective of the BIGY ETF is to seek capital appreciation via investments in a portfolio of 50 of the largest U.S. companies.

The secondary objective of the RNTY ETF is to seek capital appreciation via investments in a select portfolio of companies operating in the real estate industry and other real estate related investments.

The secondary objective of the SOXY ETF is to seek capital appreciation via investments in a select portfolio of companies engaged in the design, manufacture, or sale of semiconductors and semiconductor equipment.

The secondary objective of the TEST ETF is to seek indirect exposure to the share price of Tesla, Inc. (“TSLA” or “Underlying Security”), subject to a limit on potential investment gains.

 NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A. Security Valuation. Equity securities, including Real Estate Investment Trusts (“REITs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“The NASDAQ”), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on The NASDAQ, The NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the Investment Company Act of 1940.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Options contracts are valued using the mean/mid of quoted bid and ask spread prices, as provided by independent pricing vendors.

FLexible EXchange® Options (“FLEX Options”) listed on an exchange will typically be valued at a model-based price provided by the exchange at the official close of that exchange’s trading day. However, when the Funds’ options have a same-day market trade price, this same-day market trade price will be used for FLEX Option values instead of the exchange’s model-based price. If the exchange on which the option is traded is unable to provide a model price, model-based FLEX Options prices will additionally be provided by a backup third-party pricing provider. If the pricing vendor is not available to provide a model price for that day, the value of a FLEX Option will be determined by the Valuation Designee in accordance with the Valuation Procedures (as defined below). In instances where in the same trading day a particular FLEX Option is both represented in an all-cash basket (either a creation unit or redemption unit), as well as in an in-kind basket (either a creation unit or redemption unit), for valuation purposes that trading day the Funds will default to use the trade price for both instances, rather than using the model price otherwise available for the in-kind transaction.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.

As described above, the Funds utilize various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Funds’ investments as of January 31, 2026:

GPTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$72,578,340	$–	$–	$72,578,340
Purchased Options	–	347,647	–	347,647
Money Market Funds	302,210	–	–	302,210
Total Investments	$72,880,550	$347,647	$–	$73,228,197

Liabilities:
Investments:
Written Options	$–	$(859,271)	$–	$(859,271)
Total Investments	$–	$(859,271)	$–	$(859,271)

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

CRCO ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$1,477,415	$–	$1,477,415
U.S. Treasury Bills	–	29,360,844	–	29,360,844
Money Market Funds	1,145,423	–	–	1,145,423
Total Investments	$1,145,423	$30,838,259	$–	$31,983,682

Liabilities:
Investments:
Written Options	$–	$(2,024,867)	$–	$(2,024,867)
Total Investments	$–	$(2,024,867)	$–	$(2,024,867)

LFGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$111,441,475	$–	$–	$111,441,475
Purchased Options	–	12,673,350	–	12,673,350
Exchange Traded Funds	5,238,028	–	–	5,238,028
Warrants	3	–	–	3
Money Market Funds	240,097	–	–	240,097
Total Investments	$116,919,603	$12,673,350	$–	$129,592,953

Liabilities:
Investments:
Written Options	$–	$(5,031,913)	$–	$(5,031,913)
Common Stocks	(1,775)	–	–	(1,775)
Total Investments	$(1,775)	$(5,031,913)	$–	$(5,033,688)

FEAT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$13,093,204	$–	$–	$13,093,204
Money Market Funds	199,756	–	–	199,756
Total Investments	$13,292,960	$–	$–	$13,292,960

FIVY ETF

Assets:	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$4,088,082	$–	$–	$4,088,082
Common Stocks	2,768,663	–	–	2,768,663
Money Market Funds	66,769	–	–	66,769
Total Investments	$6,923,514	$–	$–	$6,923,514

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

GMEY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$2,630,225	$–	$2,630,225
U.S. Treasury Bills	–	16,173,274	–	16,173,274
Money Market Funds	388,890	–	–	388,890
Total Investments	$388,890	$18,803,499	$–	$19,192,389

Liabilities:
Investments:
Written Options	$–	$(708,231)	$–	$(708,231)
Total Investments	$–	$(708,231)	$–	$(708,231)

HIYY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$753,002	$–	$753,002
U.S. Treasury Bills	–	17,387,767	–	17,387,767
Money Market Funds	109,731	–	–	109,731
Total Investments	$109,731	$18,140,769	$–	$18,250,500

Liabilities:
Investments:
Written Options	$–	$(1,979,359)	$–	$(1,979,359)
Total Investments	$–	$(1,979,359)	$–	$(1,979,359)

MSST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$88,237	$–	$88,237
U.S. Treasury Bills	–	2,406,938	–	2,406,938
Money Market Funds	614,598	–	–	614,598
Total Investments	$614,598	$2,495,175	$–	$3,109,773

Liabilities:
Investments:
Written Options	$–	$(498,720)	$–	$(498,720)
Total Investments	$–	$(498,720)	$–	$(498,720)

WNTR ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,145,965	$–	$8,145,965
U.S. Treasury Bills	–	45,117,953	–	45,117,953
Money Market Funds	10,955,506	–	–	10,955,506
Total Investments	$10,955,506	$53,263,918	$–	$64,219,424

Liabilities:
Investments:
Written Options	$–	$(9,599,710)	$–	$(9,599,710)
Total Investments	$–	$(9,599,710)	$–	$(9,599,710)

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

QDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$20,893,219	$–	$20,893,219
Money Market Funds	174,435	–	–	174,435
U.S. Treasury Bills	–	19,804	–	19,804
Total Investments	$174,435	$20,913,023	$–	$21,087,458

NVIT ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$344,175	$–	$344,175
U.S. Treasury Bills	–	2,477,351	–	2,477,351
Money Market Funds	115,930	–	–	115,930
Total Investments	$115,930	$2,821,526	$–	$2,937,456

Liabilities:
Investments:
Written Options	$–	$(293,060)	$–	$(293,060)
Total Investments	$–	$(293,060)	$–	$(293,060)

RDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$8,940,382	$–	$8,940,382
Money Market Funds	578,879	–	–	578,879
U.S. Treasury Bills	–	39,607	–	39,607
Total Investments	$578,879	$8,979,989	$–	$9,558,868

RDYY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$3,284,603	$–	$3,284,603
U.S. Treasury Bills	–	31,175,777	–	31,175,777
Money Market Funds	910,371	–	–	910,371
Total Investments	$910,371	$34,460,380	$–	$35,370,751

Liabilities:
Investments:
Written Options	$–	$(5,163,411)	$–	$(5,163,411)
Total Investments	$–	$(5,163,411)	$–	$(5,163,411)

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

SDTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$17,786,667	$–	$17,786,667
Money Market Funds	851,821	–	–	851,821
U.S. Treasury Bills	–	717,813	–	717,813
Total Investments	$851,821	$18,504,480	$–	$19,356,301

CHPY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$298,578,192	$–	$–	$298,578,192
Purchased Options	–	3,407,208	–	3,407,208
Money Market Funds	3,408,042	–	–	3,408,042
Total Investments	$301,986,234	$3,407,208	$–	$305,393,442

Liabilities:
Investments:
Written Options	$–	$(6,849,383)	$–	$(6,849,383)
Total Investments	$–	$(6,849,383)	$–	$(6,849,383)

BIGY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$24,670,727	$–	$–	$24,670,727
Purchased Options	–	231,273	–	231,273
Money Market Funds	439,201	–	–	439,201
Total Investments	$25,109,928	$231,273	$–	$25,341,201

Liabilities:
Investments:
Written Options	$–	$(502,177)	$–	$(502,177)
Total Investments	$–	$(502,177)	$–	$(502,177)

RNTY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Real Estate Investment Trusts	$3,097,149	$–	$–	$3,097,149
Common Stocks	616,172	–	–	616,172
Purchased Options	–	38,656	–	38,656
Money Market Funds	72,784	–	–	72,784
Total Investments	$3,786,105	$38,656	$–	$3,824,761

Liabilities:
Investments:
Written Options	$–	$(83,038)	$–	$(83,038)
Total Investments	$–	$(83,038)	$–	$(83,038)

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

SOXY ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$21,464,825	$–	$–	$21,464,825
Purchased Options	–	1,319,775	–	1,319,775
Money Market Funds	1,042,942	–	–	1,042,942
Total Investments	$22,507,767	$1,319,775	$–	$23,827,542

Liabilities:
Investments:
Written Options	$–	$(851,127)	$–	$(851,127)
Common Stocks	(121,472)	–	–	(121,472)
Total Investments	$(121,472)	$(851,127)	$–	$(972,599)

TEST ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$–	$87,939	$–	$87,939
U.S. Treasury Bills	–	1,869,097	–	1,869,097
Money Market Funds	393,847	–	–	393,847
Total Investments	$393,847	$1,957,036	$–	$2,350,883

Liabilities:
Investments:
Written Options	$–	$(162,377)	$–	$(162,377)
Total Investments	$–	$(162,377)	$–	$(162,377)

Refer to the Schedules of Investments, Securities Sold Short and Written Options for further disaggregation of investment categories.

B. Derivative Instruments. As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is affected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them, or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option is not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

FLEX Options are customized option contracts available through national securities exchanges that are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are listed on a U.S. national securities exchange. FLEX Options provide investors with the ability to customize assets referenced by the options, exercise prices, exercise styles (i.e., American-style, exercisable any time prior to the expiration date, or European-style, exercisable only on the option expiration date) and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of OTC options positions. Each option contract entitles the holder thereof to purchase (for the call options) or sell (for the put options) shares of the reference asset at the strike price. A Fund’s portfolio may include several types of FLEX Options, including both purchased and written put and call options (as further described below). The FLEX Options are all European style options, which means that they are exercisable at a predetermined specified price (the “strike price”) only on the FLEX Option’s expiration date.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

For the periods ended January 31, 2026, the Funds’ monthly average notional amounts are described below:

Fund:	Purchased Options	Written Options
GPTY ETF	$64,368,216	$(67,185,164)
CRCO ETF	42,811,045	(42,019,631)
LFGY ETF	233,697,151	(255,886,216)
FEAT ETF	-	-
FIVY ETF	-	-
GMEY ETF	35,488,545	(35,488,545)
HIYY ETF	35,914,284	(35,914,284)
MSST ETF	4,030,910	(4,030,910)
WNTR ETF	142,029,113	(107,656,190)
QDTY ETF	15,884,479	(6,760,545)
NVIT ETF	5,041,116	(5,041,116)
RDTY ETF	9,752,706	(3,840,820)
RDYY ETF	56,746,658	(56,746,658)
SDTY ETF	17,018,662	(7,075,867)
CHPY ETF	113,891,937	(120,224,132)
BIGY ETF	12,441,694	(13,467,794)
RNTY ETF	2,039,178	(2,685,718)
SOXY ETF	13,200,366	(12,819,325)
TEST ETF	5,242,471	(5,242,471)

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Statements of Assets and Liabilities

Fair Value of derivative instruments as of January 31, 2026:

	Asset Derivatives		Liability Derivatives
Fund:	Instrument	Balance Sheet Location/Fair Value	Instrument	Balance Sheet Location/Fair Value

	Equities Risk	Investments in unaffiliated securities, at value	Equities Risk	Written option contracts, at value
GPTY ETF	Purchased options	$347,647	Written options	$859,271
CRCO ETF	Purchased options	1,477,415	Written options	2,024,867
LFGY ETF	Purchased options	12,673,350	Written options	5,031,913
GMEY ETF	Purchased options	2,630,225	Written options	708,231
HIYY ETF	Purchased options	753,002	Written options	1,979,359
MSST ETF	Purchased options	88,237	Written options	498,720
WNTR ETF	Purchased options	8,145,965	Written options	9,599,710
QDTY ETF	Purchased options	20,893,219	Written options	-
NVIT ETF	Purchased options	344,175	Written options	293,060
RDTY ETF	Purchased options	8,940,382	Written options	-
RDYY ETF	Purchased options	3,284,603	Written options	5,163,411
SDTY ETF	Purchased options	17,786,667	Written options	-
CHPY ETF	Purchased options	3,407,208	Written options	6,849,383
BIGY ETF	Purchased options	231,273	Written options	502,177
RNTY ETF	Purchased options	38,656	Written options	83,038
SOXY ETF	Purchased options	1,319,775	Written options	851,127
TEST ETF	Purchased options	87,939	Written options	162,377

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the periods ended January 31, 2026:

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

	Net realized gain (loss) from Investments in unaffiliated securities		Net change in unrealized appreciation (depreciation) on Investments in unaffiliated securities

	Equities Risk		Equities Risk

GPTY ETF	Purchased options	$(1,432,985)	Purchased options	$(158,604)
CRCO ETF	Purchased options	(13,263,384)	Purchased options	(79,085)
LFGY ETF	Purchased options	(12,917,834)	Purchased options	2,582,320
GMEY ETF	Purchased options	(3,743,428)	Purchased options	1,483,649
HIYY ETF	Purchased options	(11,429,468)	Purchased options	(912,121)
MSST ETF	Purchased options	(306,228)	Purchased options	(265,435)
WNTR ETF	Purchased options	20,641,641	Purchased options	(1,327,428)
QDTY ETF	Purchased options	1,774,872	Purchased options	(480,042)
NVIT ETF	Purchased options	(64,208)	Purchased options	(19,839)
RDTY ETF	Purchased options	1,652,967	Purchased options	(21,583)
RDYY ETF	Purchased options	(5,178,846)	Purchased options	(1,624,192)
SDTY ETF	Purchased options	2,402,376	Purchased options	(925,473)
CHPY ETF	Purchased options	11,440,173	Purchased options	(1,433,732)
BIGY ETF	Purchased options	87,292	Purchased options	(13,981)
RNTY ETF	Purchased options	(24,896)	Purchased options	6,651
SOXY ETF	Purchased options	883,746	Purchased options	7,542
TEST ETF	Purchased options	(105,579)	Purchased options	(102,734)

	Realized gain (loss)		Change in unrealized appreciation (depreciation)
Fund:	Instrument:	Location:	Instrument:	Location:

	Net realized gain (loss) from Written option contracts		Net change in unrealized appreciation (depreciation) on Written option contracts
			Equities Risk
	Equities Risk
GPTY ETF	Written options	$1,678,359	Written options	$159,424
CRCO ETF	Written options	(3,378,957)	Written options	73,235
LFGY ETF	Written options	11,668,465	Written options	(2,816,938)
GMEY ETF	Written options	(227,177)	Written options	806,234
HIYY ETF	Written options	1,706,988	Written options	(181,856)
MSST ETF	Written options	91,035	Written options	(6,014)
WNTR ETF	Written options	11,467,369	Written options	741,171
QDTY ETF	Written options	396,221	Written options	-
NVIT ETF	Written options	158,930	Written options	70,382
RDTY ETF	Written options	(713,000)	Written options	-
RDYY ETF	Written options	1,189,181	Written options	(133,991)
SDTY ETF	Written options	106,326	Written options	-
CHPY ETF	Written options	(20,859,833)	Written options	2,424,610
BIGY ETF	Written options	(264,568)	Written options	4,235
RNTY ETF	Written options	69,366	Written options	(24,372)
SOXY ETF	Written options	(1,313,826)	Written options	55,482
TEST ETF	Written options	178,986	Written options	97,671

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

C. Federal Income Taxes. Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds’ fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of January 31, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as Income tax expense in the Statements of Operations.

D. Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with each Funds’ understanding of the applicable country’s tax rules and rates.

Distributions received from the Funds’ investments in REITs may be characterized as ordinary income, net capital gains or return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds may use estimates in reporting the character of their income and distributions for financial statement purposes; otherwise, these amounts are recorded once the issuers provide the information about the actual composition of the distributions. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds’ shareholders may represent a return of capital.

The Fund may invest in other investment companies (the “Underlying Funds”), including exchange-traded funds (“ETFs”), mutual funds, or money market funds. Securities transactions are recorded on a trade-date basis. Realized gains and losses from the sale of securities are determined using the specific identification method. Dividend income and distributions from Underlying Funds are recorded on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. Investment income from securities of unaffiliated investment companies represents distributions received from those Underlying Funds and is recorded as dividend income. Distributions of capital gains received from Underlying Funds are recorded as “Realized Gain on Investments in Unaffiliated Investment Companies”. Distributions of income received are recorded as “Dividend Income”. Income and capital gains distributions received from Affiliated Funds are recorded as dividend income and realized gain, respectively. Realized and unrealized gains (losses) on investments in Affiliated Funds are recorded in the Statements of Operations.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

E.  Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Funds are declared and paid weekly except for CRCO ETF, GMEY ETF, HIYY ETF, RDYY ETF, BIGY ETF, RNTY ETF, and SOXY ETF which are declared and paid on a monthly or more frequent basis. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting periods. Actual results could differ from those estimates.

G.  Share Valuation. The NAV per Share is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (the “NYSE”) or the New York Stock Exchange, The NASDAQ, or the Cboe BZX Exchange, Inc. (“CBOE”) are closed for trading.

H. Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

I. Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

J. Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

 NOTE 3 – PRINCIPAL INVESTMENT RISKS

Artificial Intelligence Risk (GPTY ETF Only). Issuers engaged in artificial intelligence typically have high research and capital expenditures and, as a result, their profitability can vary widely, if they are profitable at all. The space in which they are engaged is highly competitive and issuers’ products and services may become obsolete very quickly. These companies are heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. The issuers are also subject to legal, regulatory and political changes that may have a large impact on their profitability. A failure in an issuer’s product or even questions about the safety of the product could be devastating to the issuer, especially if it is the marquee product of the issuer. It can be difficult to accurately capture what qualifies as an artificial intelligence company.

Call Strategy Risks (CRCO ETF, GMEY ETF, HIYY ETF & RDYY ETF Only). The path dependency (i.e., the continued use) of the Fund’s call writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Security and, in turn, the Fund’s returns, both during the term of the sold call options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money call options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Security will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of the positive price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security share price has appreciated by at least that much over such period, if during any month over that period the Underlying Security had a return less than 7%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Additionally, when implementing the Covered Call Spread Strategy, the use of credit call spreads introduces further complexities and risks. While purchasing a higher-strike call option limits potential losses from the short call position, it also reduces the net premium received, which may result in lower overall returns compared to a stand-alone covered call strategy. If the price of the Underlying Security rises rapidly, the call spread may still cap upside participation, leading to missed profit opportunities. Furthermore, market conditions, such as mispricing between near-the-money and further out-of-the-money options, may impact the effectiveness of the strategy, potentially resulting in lower-than-expected returns or increased losses. The relative pricing of options at different strike levels can vary due to volatility shifts, liquidity constraints, or other market dynamics, adding an additional layer of uncertainty to the Fund’s performance under this strategy.

Concentration Risk (GPTY ETF, LFGY ETF, FEAT ETF, FIVY ETF, MSST ETF, QDTY ETF, NVIT ETF, RDTY ETF, SDTY ETF, CHPY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The Fund’s investments will be concentrated in same industry as that of the Semiconductor Companies. The value of the Fund’s shares may rise and fall more than the value of shares that invest in securities of companies in a broader range of industries.

Counterparty Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The Funds are subject to counterparty risk by virtue of their investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, each Fund’s counterparty is a clearing house rather than a bank or broker. Since the Funds are not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Funds with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of each Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Funds might not be fully protected in the event of the clearing member’s bankruptcy, as the Funds would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Funds are also subject to the risk that a limited number of clearing members are willing to transact on each Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Funds as they seek to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on each Fund’s behalf. If a clearing member defaults, the Funds could lose some or all of the benefits of a transaction entered into by the Funds with the clearing member. If the Funds cannot find a clearing member to transact with on each Fund’s behalf, the Funds may be unable to effectively implement their investment strategies.

Covered Call Strategy Risk (QDTY ETF, RDTY ETF & SDTY ETF Only). When the Funds sell call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying asset to the exercise price (plus the premium received). The maximum potential gain on the underlying asset will be equal to the difference between the exercise price and the purchase price of the reference asset at the time the option is written, plus the premium received. In a rising market, the option may require an underlying asset to be sold at an exercise price that is lower than would be received if the underlying asset was sold at the market price. If a call expires, the Funds realize a gain in the amount of the premium received, but because there may have been a decline (unrealized loss) in the market value of the reference asset during the option period, the loss realized may exceed such gain. If the underlying asset declines by more than the option premium the Funds receive, there will be a loss on the overall position.

Additionally, because the Funds engage in daily sales of 0DTE options (zero days to expiration), the Funds may experience heightened volatility and rapid loss realization if market movements cause the sold options to be exercised before the end of the day, creating short-term losses that may affect daily returns. By selling out-of-the-money call options, the Funds’ upside potential is further limited, as any gains in the Nasdaq 100 Index (QDTY ETF’s Index), the Russell 2000 Index (RDTY ETF’s Index), and the S&P 500 Index (SDTY ETF’s Index) (each an “Index” and collectively the “Indexes”) value beyond the strike price of the sold calls may result in losses on these positions, reducing potential gains from the Funds’ synthetic exposure. While the premiums generated provide income, they may not fully protect against losses if the Indexes declines significantly. The deep-in-the-money calls used for synthetic exposure may not offer the same performance as directly holding the Indexes, leading to potential tracking issues where the Funds’ returns may diverge from the Indexes daily movements.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

CRCL Risk (CRCO ETF Only). The Fund invests in instruments that are based on the value of CRCL. This subjects the Fund to certain of the same risks as if it owned shares of CRCL, even if it does not. By virtue of the Fund’s exposure to CRCL, the Fund may also be subject to the following risks:

Indirect Investment in CRCL Risk. CRCL is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of CRCL but will be exposed to the performance of CRCL (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

CRCL Trading Risk. The trading price of CRCL may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading CRCL, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence CRCL’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of CRCL, trading in shares of related funds may be impacted, either temporarily or indefinitely.

CRCL Performance Risk. CRCL may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of CRCL to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance CRCL provides may not ultimately be accurate. If CRCL’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by CRCL could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Stablecoin Risk. CRCL’s performance depends significantly on the stability, trust, and circulation of CRCL stablecoins, in particular USDC and EURC stable coins (“Circle Stablecoins”), as well as the broader digital asset environment. Stablecoins remain in the early stages of adoption and regulatory development and are particularly susceptible to operational challenges, including those arising from surges in demand or systemic shocks. Stablecoins are subject to operational, market, and regulatory uncertainties. Changes in regulatory treatment, including legislation or enforcement actions restricting the issuance, redemption, or reserve management of stablecoins, could significantly impair CRCL’s business model and financial condition. CRCL stablecoins may be affected by market shocks, redemption activity, or disruptions in secondary marketplaces. Additionally, the broader digital asset industry is still developing standards around compliance, security, and governance. As a result, stablecoins face unique challenges that could impact their circulation, utility, and perception. Any adverse developments in these areas could materially affect the performance of CRCL’s products and services.

CRCL generates a large portion of its total revenue from interest income earned on the reserves backing its stablecoins. The size of these reserves is influenced by the amount of stablecoins in circulation, which in turn depends on demand for CRCL’s products and services. The level of interest income is also affected by prevailing interest rates and the composition of the reserve assets. As a result, CRCL’s revenue is subject to fluctuations in both market demand for stablecoins and macroeconomic conditions, including changes in interest rate environments.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

The stablecoin market is becoming increasingly competitive, with rivals and potential entrants from traditional banks exploring stablecoin offerings. This could erode CRCL’s market share and impact its revenue and profitability. Additionally, CRCL is exposed to operational and cybersecurity risks inherent in managing a digital financial infrastructure, as well as technology risk tied to the performance of public blockchains on which Circle Stablecoins circulate.

While Circle Stablecoins are designed to be redeemable 1:1 for their underlying currencies (e.g., U.S. dollar, euro, etc.), there is a risk of a “de-peg,” where a token could trade below a 1:1 rate on third-party platforms. This could be triggered by events like a run on a bank holding CRCL’s assets. Any perceived instability, lack of transparency or reserve shortfall could lead to rapid redemptions and reputational damage to CRCL.

New Issuer Risk. CRCL recently completed an initial public offering (i.e., its common stock has recently been made available on a stock exchange) and, as a result, its securities have a limited trading history. The share prices of new public companies may be highly volatile and may decline sharply following their initial public offering. Any of these factors may materially and adversely impact the share price of CRCL, increase the volatility of an investment in CRCL and have a negative impact on the performance of the Fund. Additionally, CRCL’s common stock may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price.

Crypto Industry Risk (LFGY ETF Only). Investing in the Crypto Industry involves substantial risks, including but not limited to market volatility, regulatory changes, technological obsolescence, and security vulnerabilities. Crypto Industry companies typically face significant volatility due to the nascent and rapidly evolving nature of the sector. High research and capital expenditures are common, which can result in substantial variability in profitability, or even sustained losses. The industry is intensely competitive, with technological advancements occurring at a rapid pace, potentially rendering existing products or services obsolete. These companies are heavily reliant on digital and intellectual property, including proprietary blockchain technology and cryptographic algorithms, and may be adversely affected by the loss, theft, or impairment of these assets. Furthermore, the Crypto Industry is subject to a complex and constantly changing legal, regulatory, and political landscape, which can have a substantial impact on the profitability and viability of companies within the sector. Regulatory actions or unfavorable legal rulings could significantly hinder operations or market access. Additionally, security breaches, hacking incidents, or failures in the underlying technology of a crypto asset or blockchain could have devastating effects on the issuer, particularly if the compromised asset or technology is central to the issuer’s business model. The Crypto Industry has been, and may continue to be, dependent on speculation. The identification and classification of Crypto Industry companies can be challenging, as the boundaries of the industry are often unclear and subject to interpretation.

Blockchain Risk. Companies involved in the crypto asset industry are subject to the risks associated with blockchain technology, the occurrence of which could negatively impact the value of such companies. These risks include (i) the risk that the integrity and viability of the consensus mechanism of the blockchain fails; (ii) the risk that the blockchain’s capacity to execute and settle transactions in a timely and predictable manner is compromised; (iii) the open source nature of blockchain technology which makes it vulnerable to being “forked” by users and miners/validators (i.e., creation of a new competing blockchain when a significant portion of the miners/validators adopt updates to the existing blockchain protocol); and (iv) development of so -called Layer 2 networks, including the “Lightning Network,” which are separate blockchains built on top of “Layer 1” blockchains, like the Bitcoin Blockchain, for the purpose of augmenting the throughput of the Layer 1 blockchain. Layer 2 blockchains are a relatively new and still developing technology and include certain risks, such as the potential for hacks, bugs or failures.

Crypto Asset Trading Platform Risk. Companies involved in the crypto asset industry are subject to the risks associated with crypto asset trading platforms. Crypto asset trading platforms and other trading venues on which crypto assets trade are relatively new and, in most cases, largely unregulated and may therefore be more exposed to market manipulation, fraud and failure than established, regulated exchanges for securities, derivatives and other currencies. Crypto asset trading platforms may (and in certain cases have) become subject to enforcement actions by regulatory authorities.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Derivatives Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Funds’ investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or the Funds’ other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When a Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Security and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose a Fund to losses in excess of those amounts initially invested. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection may impact the value of the Fund and whether the Fund can satisfy its investment objective. In addition, the Funds’ investments in derivatives are subject to the following risks:

Options Contracts (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, NVIT ETF, RDYY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political and economic events, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract. For the Funds in particular, the value of the options contracts in which they invest are substantially influenced by the value of the Underlying Security. A Fund may experience substantial downside from specific option positions and certain option positions held by the Funds may expire worthless. The options held by the Funds are exercisable at the strike price on their expiration date. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate as the underlying instrument. There may at times be an imperfect correlation between the movement in the values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by a Fund will be determined based on market quotations or other recognized pricing methods. The Funds may also write call and put options, which includes the risk that the underlying instrument appreciates or depreciates sufficiently over the period to offset the net premium received by the Funds for the written option, resulting in a loss to the Funds. Additionally, to the extent a Fund maintains indirect exposure to an Underlying Security through the use of options contracts, as the options contracts it holds are exercised or expire it will enter into new options contracts, a practice referred to as “rolling.” If the expiring options contracts do not generate proceeds enough to cover the cost of entering into new options contracts, the Funds may experience losses.

Options Contracts (QDTY ETF, RDTY ETF, & SDTY ETF Only). The use of options contracts, including deep-in-the-money (“deep ITM”) and 0DTE options, involves investment strategies and risks that differ significantly from those associated with ordinary portfolio securities transactions. Options prices are highly volatile and influenced by multiple factors, including changes in the value of the underlying index or instrument, actual or implied volatility, time remaining until expiration, interest rates, fiscal and monetary policies, and national and international political or economic events. For the Funds, the value of the options contracts in which it invests is substantially influenced by the value of the Index’s and the unique characteristics of deep ITM and 0DTE options. While deep ITM options generally have a high delta, meaning their value moves almost in tandem with the underlying Index, prior to expiration, their price may not fully replicate the rate of change of the underlying instrument, leading to tracking differences. Additionally, 0DTE options are particularly sensitive to intraday price movements and volatility, which can exacerbate price swings and increase the risk of loss.

The Funds may experience substantial downside risk from certain options positions, including the potential for purchased options to expire worthless, resulting in the loss of premiums paid. Additionally, selling (writing) options exposes the Funds to significant risks that can exceed the premiums received. When writing call options, the Funds face the risk of unlimited losses if the Index’s rise significantly, as it may be required to pay the difference between the strike price and the higher market value of the Indexes. Conversely, writing put options can lead to substantial losses if the Index’s decline significantly, as the Funds may be obligated to pay the difference between the strike price and the lower market value of the Indexes. These risks are heightened with 0DTE options, as their sensitivity to intraday price movements and volatility can lead to sudden and extreme losses within a single trading day.

The Funds may also encounter challenges in managing written options positions, particularly in volatile or illiquid markets, where closing or adjusting positions may be difficult or costly. Additionally, the process of rolling options positions—replacing expiring options with new contracts to maintain exposure—can involve significant transaction costs and expose the Funds to additional risks, such as adverse price movements during the roll period or reduced liquidity in the desired contracts. The Funds may also face margin requirements associated with written options, which could require the Funds to liquidate other assets to meet these obligations, potentially at unfavorable prices. Collectively, these risks may result in significant losses or reduced investment efficiency for the Funds.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Swaps (CRCO ETF, GMEY ETF, HIYY ETF & RDYY ETF Only). The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether the Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Adviser to structure such swap agreements in accordance with the Fund’s investment objective and to identify counterparties for those swap agreements. If the Adviser is unable to enter into swap agreements that provide leveraged exposure to the Underlying Security, the Fund may not meet its stated investment objective. Additionally, any financing, borrowing or other costs associated with using swap transactions may also have the effect of lowering the Fund’s return.

The swap agreements in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities.

If the Underlying Security has a dramatic move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the swap transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve exposure consistent with the Fund’s investment objective. This may prevent the Fund from achieving its leveraged investment objective, even if the Underlying Security later reverses all or a portion of its movement.

Distribution Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). As part of each Fund’s investment objective to provide current income, the Funds seek to provide weekly income distributions. There is no assurance that the Funds will make a distribution in any given week. If the Funds do make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, weekly distributions, if any, may consist of returns of capital, which would decrease each Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Economic and Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market, or other asset classes, due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, financial system instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. The imposition by the U.S. of tariffs on goods imported from foreign countries and reciprocal tariffs levied on U.S. goods by those countries also may lead to volatility and instability in domestic and foreign markets.

ETF Risk.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Cash Redemption Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. By paying out higher annual capital gain distributions, investors may be subjected to increased capital gains taxes. Additionally, there may be brokerage costs or taxable gains or losses that may be imposed on the Fund in connection with a cash redemption that may not have occurred if the Fund had made a redemption in-kind. These costs could decrease the value of the Fund to the extent they are not offset by a transaction fee payable by an AP.

Cost of Buying or Selling Shares Risk (GPTY ETF, CRCO ETF, LFGY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, RNTY ETF & TEST ETF Only). Buying or selling Shares involves certain costs, including brokerage commissions, other charges imposed by brokers, and bid-ask spreads. The bid-ask spread represents the difference between the price at which an investor is willing to buy Shares and the price at which an investor is willing to sell Shares. The spread varies over time based on the Shares’ trading volume and market liquidity. The spread is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Due to the costs of buying or selling Shares, frequent trading of Shares may reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Management Risk (CRCO ETF, HIYY ETF, WNTR ETF & RDYY ETF Only). The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading Although Shares are listed on a national securities exchange, such as NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Equity Market Risk (FEAT ETF, FIVY ETF, GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over a short and extended periods of time. In a declining stock market, stock prices for all companies (including those in the Funds’ portfolios) may decline, regardless of their long-term prospects.

Financial Services Group of Industries Risk (FEAT ETF & FIVY ETF Only). The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the financial services group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial industry may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Foreign Securities Risk (FEAT ETF, FIVY ETF, GPTY ETF, LFGY ETF, CHPY ETF, RNTY ETF & SOXY ETF Only). Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Fund will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Emerging Markets Risk. The Fund may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Fund Shares and cause the Fund to decline in value.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares. The Fund may invest in unsponsored depositary receipts. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the value of the depositary receipts.

Foreign Currency Risk. A Fund’s exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for any number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

GME Risk (GMEY ETF Only). The Fund invests in instruments that are based on the value of GME. This subjects the Fund to certain of the same risks as if it owned shares of GME, even if it does not. By virtue of the Fund’s exposure to GME, the Fund may also be subject to the following risks:

Indirect Investment in GME Risk. GME is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of GME but will be exposed to the performance of GME (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

GME Trading Risk. The trading price of GME may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading GME, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence GME’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of GME, trading in shares of related funds may be impacted, either temporarily or indefinitely.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

GME Performance Risk. GME may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of GME to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance GME provides may not ultimately be accurate. If GME’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by GME could decline significantly.

Video Gaming and eSports Companies Risk. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of video gaming and eSports companies. Video gaming and eSports companies face intense competition, both domestically and internationally, may have limited product lines, markets, financial resources, or personnel, may have products that face rapid obsolescence, and are heavily dependent on the protection of patent and intellectual property rights. Video gaming companies may be dependent on one or a small number of product or product franchises for a significant portion of their revenue and profits. They may also be subject to shifting consumer preferences, including preferences with respect to gaming console platforms, and changes in consumer discretionary spending. Such factors may adversely affect the profitability and value of video gaming and eSports companies. Video gaming companies are also subject to increasing regulatory constraints, particularly with respect to cybersecurity and privacy, and may be subject to sophisticated intellectual property infringement schemes and piracy efforts.

Bitcoin Risk. GME’s Board of Directors has approved the addition of bitcoin as a treasury reserve asset, whereby a portion of GME’s cash or future debt and equity issuances may be invested in bitcoin. While the Fund will not directly invest in digital assets, it may be subject to the risks associated with bitcoin by virtue of its investments in options contracts that reference GME. Investing in bitcoin exposes shareholders (such as GME) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments.

Retail Industry Risks. Sales of GME’s products involve discretionary spending by consumers, making GME’s results highly dependent on the health of the economies and consumer confidence in the markets in which GME operates. Consumers are typically more likely to make discretionary purchases, including purchasing gaming and technology products, when there are favorable economic conditions. GME’s business may be affected by many economic, social, and political factors outside GME’s control. Some of these factors include consumer disposable income levels, consumer confidence in current and future economic conditions, levels of employment, consumer credit availability, consumer debt levels, interest rates, tax rates, housing market conditions, inflation, tariffs, socio-political factors, such as civil unrest or political uncertainty, and the effect of weather, natural disasters, and public health crises. Adverse economic, social and political changes in any of the regions in which GME sells its products could adversely affect GME’s business in many ways, including reduced sales and margins.

Short Selling Risk. A large proportion of GME’s common stock has been and may continue to be traded by short sellers which may increase the likelihood that GME’s common stock will be the target of a “short squeeze” (i.e., where a stock’s price rapidly increases, forcing short sellers to buy back shares to cover their positions). A short squeeze has previously led and could continue to lead to volatile price movements in shares of GME’s common stock that are unrelated or disproportionate to GME’s operating performance or prospects and, once investors purchase the shares of GME’s common stock necessary to cover their short positions, the price of GME’s common stock may rapidly decline. Stockholders that purchase shares of GME’s common stock during a short squeeze may lose a significant portion of their investment.

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

HIMS Risk (HIYY ETF Only). The Fund invests in instruments that are based on the value of HIMS. This subjects the Fund to certain of the same risks as if it owned shares of HIMS, even if it does not. By virtue of the Fund’s exposure to HIMS, the Fund may also be subject to the following risks:

Indirect Investment in HIMS Risk. HIMS is not affiliated with the Trust, the Fund, or the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of HIMS but will be exposed to the performance of HIMS (the Underlying Security). Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

HIMS Trading Risk. The trading price of HIMS may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading HIMS, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence HIMS’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of HIMS, trading in shares of related funds may be impacted, either temporarily or indefinitely.

HIMS Performance Risk. HIMS may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of HIMS to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance HIMS provides may not ultimately be accurate. If HIMS’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by HIMS could decline significantly.

Healthcare Providers & Services Industry Risks. The healthcare providers and services industry can be significantly affected by changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models.

Business Risks. HIMS’s limited operating history and evolving business model make it difficult to evaluate its prospects, and fluctuations in its operational results and key performance metrics could lead to unmet investor expectations. The ability to expand offerings, attract and retain customers, and navigate evolving privacy, healthcare, and regulatory frameworks is critical; failure in these areas could materially and adversely impact HIMS’s business and financial condition. HIMS operates in highly competitive markets, facing challenges from established healthcare providers, retailers, pharmaceutical companies, and technology firms, which may affect its competitive position. Additionally, the success of HIMS is heavily reliant on its brand reputation, relationships with healthcare providers and medical groups, and compliance with complex healthcare and pharmacy regulations. Security breaches, data loss, legal proceedings, or regulatory changes could harm its operations and reputation. HIMS may require additional capital to support growth, which may not be available on favorable terms. Furthermore, its dual-class stock structure concentrates voting power with the company’s CEO, limiting investors’ influence on critical decisions.

Regulatory Investigation Risk. As of the date of this Prospectus, the U.S. Federal Trade Commission (“FTC”) is currently investigating the business practices of HIMS. Specifically, the FTC is reportedly examining whether HIMS makes it unduly difficult for customers to cancel their recurring subscriptions. In addition, the FTC is reportedly investigating the truthfulness and transparency of HIMS’ advertising, especially concerning compounded prescription drugs and their risks. At this time, it is not clear where this investigation will lead. However, it is possible that the FTC will assert improper practices by HIMS, which could negatively impact the share price of HIMS. In addition, the investigation has resulted in increased volatility for HIMS stock.

Index Strategy Risk (FEAT & FIVY ETF Only). The Fund’s strategy is linked to an Index maintained by the Index Provider that exercises complete control over the Index. The Index Provider may delay or add a rebalance date, which may adversely impact the performance of the Fund and its correlation to the Index. In addition, there is no guarantee that the methodology used by the Index Provider to identify constituents for the Index will achieve its intended result or positive performance. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and/or corrected for a period of time or at all, which may have an adverse impact on the Fund.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Inflation Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Investment Company Securities Risk (FEAT ETF & FIVY ETF Only). Fund shareholders indirectly bear their proportionate share of the expenses of any investment company in which the Fund invests. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees.

Liquidity Risk (CRCO ETF, GMEY ETF, HIYY ETF, WNTR ETF & RDYY ETF Only). Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from realizing gains or achieving a high correlation with the inverse of MSTR. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

Market Capitalization Risk.

Large-Capitalization Investing (QDTY ETF, NVIT ETF, SDTY ETF, BIGY ETF & TEST ETF Only). The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Mid-Capitalization Investing(MSST ETF Only). The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Small-Capitalization Investing (RDTY ETF Only). The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. Some small capitalization companies have limited product lines, markets, financial resources, and management personnel and tend to concentrate on fewer geographical markets relative to mid- and large-capitalization companies. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Media & Entertainment Group of Industries Risk (FEAT ETF & FIVY ETF Only). The Index (and therefore the Fund) has significant exposure to companies in (or reliant upon) the media & entertainment group of industries, and therefore the performance of the Fund could be negatively impacted by events affecting this group of industries. Media, entertainment and related industries can be significantly affected by several factors, including competition, particularly in formulation of products and services using new technologies, high costs of production, research and development for new content, products and services, rapid obsolescence of products, cyclicality of revenues and earnings, a potential decrease in the discretionary income of targeted individuals, changing consumer tastes, preferences and discretionary income patterns, legislative or regulatory changes and a potential increase in government regulation.

Models and Data Risk (FEAT ETF & FIVY ETF Only). The composition of the Index is heavily dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Index universe that would have been excluded or included had the Models and Data been correct and complete. If the composition of the Index reflects such errors, the Fund’s portfolio can be expected to also reflect the errors.

Momentum Investing Risk (FEAT ETF & FIVY ETF Only). The Index employs a “momentum” style methodology that emphasizes selecting Underlying Securities that have had higher recent price performance compared to other Underlying Securities. Momentum can turn quickly and cause significant variation from other types of investments. The Fund may experience significant losses if momentum stops, turns or otherwise behaves differently than predicted.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Money Market Instrument Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

MSTR Price Appreciation Risk (WNTR ETF Only). As part of the Fund’s synthetic covered put strategy, the Fund purchases and sells call and put option contracts that are based on the share price of MSTR common stock. This strategy subjects the Fund to certain of the same risks as if it shorted shares of the Underlying Security, even though it does not. By virtue of the Fund’s indirect inverse exposure to changes in the share price of the Underlying Security, the Fund is subject to the risk that the Underlying Security’s share price increases. If the share price of the Underlying Security increases, the Fund will likely lose value and, as a result, the Fund may suffer significant losses. The Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MicroStrategy Incorporated is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence the management of MicroStrategy Incorporated but will be exposed to the performance of the Underlying Security. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security, but will be adversely impacted by increases in the share price of the Underlying Security.

Underlying Security Trading Risk. The trading price of the Underlying Security may become less volatile over time, which could have an adverse impact on the Fund’s performance. The Fund’s synthetic covered put strategy is designed to benefit from significant price fluctuations in the Underlying Security. However, if the Underlying Security experiences reduced volatility, it may lead to a decrease in the Fund’s potential returns. There is a possibility that market conditions, investor sentiment, or other factors may contribute to decreased volatility in the future. Such reduced volatility could limit the opportunities for the Fund to profit from its credit spread positions, as the strategy relies on price differentials between options with varying strike prices.

It’s important to note that the Fund’s performance is closely tied to the dynamics of the Underlying Security’s share price. As such, any significant reduction in the volatility of the Underlying Security’s share price may present challenges for the Fund’s synthetic covered put strategy and may affect its ability to achieve its investment objectives. Investors should consider this potential risk when evaluating their investment in the Fund.

MSTR Good Performance Risk. Several factors could contribute to positive performance in MicroStrategy’s stock, posing a risk to the Fund. MicroStrategy’s substantial Bitcoin holdings could lead to appreciation in its stock price if Bitcoin’s value rises, as the company’s performance is often closely correlated with Bitcoin’s price movements. MicroStrategy may also experience gains from its core analytics and business intelligence services. As demand for data-driven solutions and enterprise analytics grows, MicroStrategy’s offerings may generate strong revenues, potentially leading to increased market confidence and upward price movement in MSTR stock. Additionally, favorable economic conditions, strong execution of strategic objectives, or significant cost reductions could bolster MicroStrategy’s profitability, potentially attracting investors and contributing to share price appreciation. Should any of these factors lead to positive stock performance, the Fund could suffer substantial losses due to its inverse exposure.

MSTR Risk (MSST ETF Only). The Fund invests in options contracts that are based on the value of MSTR. This subjects the Fund to certain of the same risks as if it owned shares of MSTR, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of MSTR, the Fund may also be subject to the following risks:

Indirect Investment in MSTR Risk. MSTR is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of MSTR but will be exposed to the performance of MSTR (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

MSTR Trading Risk. The trading price of MSTR may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of MSTR may be traded by short sellers which may put pressure on the supply and demand for the common stock of MSTR, further influencing volatility in its market price. Public perception and other factors outside of the control of MSTR may additionally impact MSTR’s stock price due to MSTR garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against MSTR in the past. While MSTR continues to defend such actions, any judgment against MSTR, or any future stockholder litigation could result in substantial costs and a diversion of the management of MSTR’s attention and resources. If MSTR trading is halted, trading in Shares of the Fund may be impacted, either temporarily or indefinitely.

MSTR Performance Risk. MSTR may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of MSTR to decline. MSTR provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance MSTR provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If MSTR’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by MSTR could decline significantly.

Software Industry Risk. The software industry can be significantly affected by intense competition, aggressive pricing, technological innovations, and product obsolescence. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of these companies and, as a result, the value of their securities. Also, patent protection is integral to the success of many companies in this industry, and profitability can be affected materially by, among other things, the cost of obtaining (or failing to obtain) patent approvals, the cost of litigating patent infringement and the loss of patent protection for products (which significantly increases pricing pressures and can materially reduce profitability with respect to such products). In addition, many software companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

Bitcoin Risk. While the Fund will not directly invest in digital assets, it will be subject to the risks associated with Bitcoin by virtue of its investments in options contracts that reference MSTR. Investing in Bitcoin exposes shareholders (such as MSTR) to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to Bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of Bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for Bitcoin and restrict its usage. Additionally, risks associated with the sale of newly mined Bitcoin, Bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to Bitcoin-linked investments.

NAV Erosion Risk Due to Distributions. (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

New Fund Risk. Each Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have an extensive track record or history on which to base their investment decisions.

Non-Diversification Risk. Because each Fund is “non-diversified,” it may invest a greater percentage of their assets in the securities of a single issuer or a smaller number of issuers than if they were a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause each Fund’s overall value to decline to a greater degree than if each Fund held a more diversified portfolio.

NVDA Risk. (NVIT ETF Only). The Fund invests in options contracts that are based on the value of NVDA. This subjects the Fund to certain of the same risks as if it owned shares of NVDA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of NVDA, the Fund may also be subject to the following risks:

Indirect Investment in NVDA Risk. Nvidia Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Nvidia Corporation. but will be exposed to the performance of NVDA (the underlying stock). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the underlying stock but will be subject to declines in the performance of the underlying stock.

NVDA Trading Risk. The trading price of NVDA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of NVDA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Nvidia Corporation, further influencing volatility in its market price. Public perception and other factors outside of the control of Nvidia Corporation may additionally impact NVDA’s stock price due to Nvidia Corporation garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Nvidia Corporation in the past. While Nvidia Corporation continues to defend such actions, any judgment against Nvidia Corporation, or any future stockholder litigation could result in substantial costs and a diversion of the management of Nvidia Corporation’s attention and resources. If NVDA trading is halted, trading in Shares of the NVDA Fund may be impacted, either temporarily of indefinitely.

Nvidia Corporation Performance Risk. Nvidia Corporation may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of NVDA to decline. Nvidia Corporation provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Nvidia Corporation provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Nvidia Corporation’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Nvidia Corporation could decline significantly.

NVDA’s accelerated computing platforms address four large markets: Gaming, Data Center, Professional Visualization, and Automotive. These markets experience rapid changes in technology, customer requirements, new product introductions and enhancements, and industry standards.

Semiconductor Company Risk. Competitive pressures may have a significant effect on the financial condition of semiconductor companies and, as product cycles shorten and manufacturing capacity increases, these companies may become increasingly subject to aggressive pricing, which hampers profitability. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductor sector. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductor sector is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductor sector have been and likely will continue to be extremely volatile.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Competition Risk. NVDA’s target markets remain competitive, and competition may intensify with expanding and changing product and service offerings, industry standards, customer and market needs, new entrants and consolidations. NVDA’s competitors’ products, services and technologies may be cheaper or provide better functionality or features than NVDA’s products and services, which has resulted and may in the future result in lower-than-expected selling prices or demand NVDA’s products.

Operational Risk. Each Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of each Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Each Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect each Fund’s ability to meet their investment objective. Although the Funds and Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Passive Investment Risk (FEAT ETF & FIVY ETF Only). The Fund invests in the securities included in, or representative of, its Index regardless of its investment merit. The Fund does not attempt to outperform its Index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its Index.

Price Participation Risk (CRCO ETF, GMEY ETF, HIYY ETF, WNTR ETF & RDYY ETF Only). The Fund employs an investment strategy that includes the sale of put option contracts, which limits the degree to which the Fund will benefit from decreases in value experienced by MSTR over the Put Period. This means that if MSTR experiences a decrease in value below the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and any Fund gains may significantly differ from the level of MSTR losses over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in decreases in value experienced by MSTR over each Put Period, but has significant negative exposure to any increases in value experienced by MSTR over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the inverse of the performance of MSTR. The Fund’s ability to benefit from MSTR losses will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of MSTR, changes in interest rates, changes in the actual or perceived volatility of MSTR and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of MSTR changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly inversely correlate on a day-to-day basis with the returns of MSTR. The amount of time remaining until the options contract’s expiration date affects the impact that the value of the options contracts have on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the MSTR will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than the inverse of the changes experienced by MSTR.

Purchased OTM Call Options Risk (WNTR ETF Only). The Fund’s strategy is subject to potential losses if the Underlying Security shares increase in value, which may not be offset by the purchase of out-of-the-money (OTM) call options. The Fund purchases OTM calls to seek to manage (cap) the Fund’s potential losses from the Fund’s short exposure to the Underlying Security if it appreciates significantly in value. However, the OTM call options will cap the Fund’s losses only to the extent that the share price of the Underlying Security increases to a price that is at or above the strike price of the purchased OTM call options. Any increase in the share price of the Underlying Security to a price that is below the strike price of the purchased OTM call options will result in a corresponding loss for the Fund. For example, if the OTM call options have a strike price that is approximately 70% above the then-current share price of the Underlying Security at the time of the call purchase, and the share price of the Underlying Security increases by 60% during the term of the purchased OTM call options, the Fund will lose approximately 60% of its value. If instead, the share price of the Underlying Security increases by 80% during the term of the purchased OTM call options, the Fund’s losses will be capped at approximately 70%. Notwithstanding the foregoing, if the OTM call options have a strike price that is approximately 100% above the then-current share price of the Underlying Security at the time of the call option purchase, and the share price of the Underlying Security increases by at least 100% during the term of the purchased OTM call options, the Fund will lose all its value. Lastly, the Fund bears the costs of purchasing the OTM calls and such costs will decrease the Fund’s value and/or any options premiums otherwise generated by the Fund’s investment strategy.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Put Writing Strategy Risk (WNTR ETF Only). The path dependency (i.e., the continued use) of the Fund’s put writing (selling) strategy will impact the extent that the Fund participates in the price decreases of MSTR and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods. If, for example, each month the Fund were to sell 7% out-of-the-money put options having a one-month term, the Fund’s participation in the negative price returns of MSTR will be capped at 7% in any given month. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of any negative price returns of MSTR, or the Fund may even lose money, even if the MSTR share price has decreased by at least that much over such period, if during any month over that period MSTR’s share price decreased by less than 7%. This example illustrates that both the Fund’s participation in the negative price returns of MSTR and its returns will depend not only on the price of MSTR but also on the path that MSTR takes over time.

Put Spread Strategy Risk (WNTR ETF Only). The path dependency of the Fund’s Covered Put Spread Strategy will impact the extent to which the Fund participates in the price decreases of the Underlying Security and, in turn, the Fund’s returns, both during the term of the put spreads and over longer time periods. If, for example, each month the Fund were to sell a put spread where the written put option is 7% out-of-the-money and the purchased put option is 15% out-of-the-money, the Fund’s participation in the negative price returns of the Underlying Security will be limited beyond the strike price of the purchased put option. However, over a longer period (e.g., 5 months), the Fund should not be expected to participate fully in the first 35% (i.e., 5 months x 7%) of any negative price returns of the Underlying Security, or the Fund may even lose money, even if the Underlying Security’s share price has decreased by at least that much over such period, if during any month over that period the Underlying Security’s share price decreased by less than 7%. This example illustrates that both the Fund’s participation in the negative price returns of the Underlying Security and its returns will depend not only on the price of the Underlying Security but also on the path that the Underlying Security takes over time. Additionally, because the strategy involves purchasing a put option to offset the short put position, the net premium collected is reduced compared to a standalone put-writing strategy, potentially limiting the options premiums generated and further constraining the Fund’s returns in certain market conditions.

Real Estate Sector Risk (RNTY ETF Only). Changes in real estate values can have a significant negative effect on issuers in the real estate sector. The value of securities of issuers in the real estate sector can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, and the management skill and creditworthiness of the issuer. The real estate sector is particularly sensitive to economic downturns. Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations. When economic growth is slow, demand for property decreases and prices tend to decline. Property values tend to decrease because of overbuilding, increases in property taxes and operating expenses, changes in zoning laws, environmental regulations or hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.

REIT Risk. REITs are subject to additional risks, including those related to adverse governmental actions; declines in property value and the real estate market; the potential failure to qualify for tax-free pass through of income; and exemption from registration as an investment company. REITs are dependent upon specialized management skills and may invest in relatively few properties, a small geographic area, or a small number of property types. As a result, investments in REITs may be volatile. To the extent the Fund invests in REITs concentrated in specific geographic areas or property types, the Fund may be subject to a greater loss as a result of adverse developments affecting such area or property types. REITs are pooled investment vehicles with their own fees and expenses and the Fund will indirectly bear a proportionate share of those fees and expenses.

RDDT Risk (RDYY ETF Only). The Fund invests in instruments that are based on the value of RDDT. This subjects the Fund to certain of the same risks as if it owned shares of RDDT, even if it does not. By virtue of the Fund’s exposure to RDDT, the Fund may also be subject to the following risks:

Indirect Investment in RDDT Risk. The trading price of RDDT may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RDDT, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RDDT’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RDDT, trading in shares of related funds may be impacted, either temporarily or indefinitely.

RDDT Trading Risk. The trading price of RDDT may be subject to volatility and could experience wide fluctuations due to various factors. Short sellers may also play a significant role in trading RDDT, potentially affecting the supply and demand dynamics and contributing to market price volatility. Public perception and external factors beyond the company’s control may influence RDDT’s stock price disproportionately. Additionally, following periods of market volatility, companies have faced securities class action litigation. Any adverse judgment or future stockholder litigation could result in substantial costs and divert management’s attention and resources. In the event of a halt in trading of RDDT, trading in shares of related funds may be impacted, either temporarily or indefinitely.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

RDDT Performance Risk. RDDT may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of RDDT to decline. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance RDDT provides may not ultimately be accurate. If RDDT’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by RDDT could decline significantly.

Advertising Industry Risks. RDDT’s business is heavily dependent on advertising revenue, which may be influenced by macroeconomic factors, including inflation, recessionary pressures, and changes in advertiser spending patterns. Shifts in digital advertising trends, including increased competition from other platforms or changes in targeting regulations, may negatively impact revenue growth. RDDT’s ability to monetize its user base effectively depends on its capacity to balance user engagement with advertiser needs, which is a complex and evolving challenge.

Technology Infrastructure Risks. RDDT’s operations depend on maintaining a reliable and scalable technology infrastructure. Outages, system failures, or cybersecurity breaches could disrupt services, undermine user trust, and lead to financial losses. Given its reliance on third-party cloud services, RDDT is also exposed to risks related to the reliability and security of external service providers.

Content Moderation and Compliance Risks. RDDT operates user-generated content platforms that face scrutiny related to harmful or illegal content, misinformation, and privacy concerns. Regulatory actions or public backlash regarding its handling of these issues could result in fines, litigation, or damage to its reputation. Efforts to improve content moderation practices may increase operational costs and strain resources, potentially impacting profitability.

International and Regulatory Risks. RDDT operates globally and is subject to varying laws and regulations concerning data privacy, advertising practices, and content moderation. Compliance with international regulations, such as the General Data Protection Regulation (GDPR), a data privacy law enforced by the European Union (EU), increases operational complexity and costs. Changes in international trade policies, geopolitical tensions, or unfavorable economic conditions in key markets may also negatively affect RDDT’s growth and profitability.

Referenced Index Risk (QDTY ETF, RDTY ETF, & SDTY ETF Only). The Funds invest in options contracts that are based on the value of the Indexes (or in ETFs that track the Index’s performance). This subjects the Funds to certain of the same risks as if it owned shares of companies that comprised the Indexes or an ETF that tracks the Indexes, even though it does not. By virtue of the Funds’ investments in options contracts that are based on the value of the Indexes, the Funds may also be subject to the following risks:

Indirect Investment Risk. The Indexes are not affiliated with the Trust, the Funds, the Adviser, or their respective affiliates and are not involved with this offering in any way. Investors in the Funds will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Indexes but will be subject to declines in the performance of the Indexes. However, the effect of dividends is indirectly reflected in each Fund’s strategy, as dividends paid by the Indexes’ component securities are incorporated into the pricing of the options used for synthetic tracking.

Index Trading Risk. The trading price of the Indexes may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

The Nasdaq 100 Index Risks (QDTY ETF Only). The Index’s major risks stem from its high concentration in the technology sector and significant exposure to high-growth, high-valuation companies. A downturn in the tech industry, whether from regulatory changes, shifts in technology, or competitive pressures, can greatly impact the Index. It’s also vulnerable to geopolitical risks due to many constituent companies having substantial international operations. Since many of these tech companies often trade at high valuations, a shift in investor sentiment could lead to significant price declines.

Russell 2000 Index Risks (RDTY ETF Only). The Index, which consists of small-cap U.S. companies, is particularly susceptible to economic changes, as these firms often have less financial resilience than larger companies. Market volatility can disproportionately affect these smaller businesses, leading to significant price swings. Additionally, these companies are often more exposed to specific industry risks and have less diverse revenue streams. They can also be more vulnerable to changes in domestic regulatory or policy environments.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

S&P 500 Index Risks (SDTY ETF Only). The Index, which includes a broad swath of large U.S. companies, is primarily exposed to overall economic and market conditions. Recession, inflation, and changes in interest rates can significantly impact the Index’s performance. Furthermore, despite its diverse representation, a downturn in a major sector such as technology or financials could notably affect the Index. Geopolitical risks and unexpected global events, like pandemics, can introduce volatility and uncertainty.

Semiconductor Industry Risk (CHPY ETF & SOXY ETF Only). Semiconductor companies may face intense competition, both domestically and internationally, and such competition may have an adverse effect on their profit margins. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies’ supply chain and operations are dependent on the availability of materials that meet exacting standards and the use of third parties to provide components and services. Semiconductor companies may rely on a limited number of suppliers, or upon suppliers in a single location, for certain materials, equipment or tools. Finding and qualifying alternate or additional suppliers can be a lengthy process that can cause production delays or impose unforeseen costs, and such alternatives may not be available at all. Production can be disrupted by the unavailability of resources, such as water, silicon, electricity, gases and other materials. Suppliers may also increase prices or encounter cybersecurity or other issues that can disrupt production or increase production costs.

The products of semiconductor companies may face obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Capital equipment expenditures could be substantial, and equipment generally suffers from rapid obsolescence. Companies in the semiconductor industry are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights would adversely affect the profitability of these companies.

Single Issuer Risk (CRCO ETF, GMEY ETF, HIYY ETF, WNTR ETF & RDYY ETF Only). Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (MSTR), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

Tax Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). Each Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Funds will not be subject to U.S. federal income tax on the portion of their net investment income and net capital gain that it distributes to Shareholders, provided that they satisfy certain requirements of the Code. If the Funds do not qualify as a RIC for any taxable year and certain relief provisions are not available, each Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed.

Technology Sector Risk (GPTY ETF, LFGY ETF & BIGY ETF Only). The Funds will invest substantially in companies in the information technology sector, and therefore the performance of the Funds could be negatively impacted by events affecting this sector. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Funds’ investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

TSLA Risk. (TEST ETF Only). The Fund invests in options contracts that are based on the value of TSLA. This subjects the Fund to certain of the same risks as if it owned shares of TSLA, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of TSLA, the Fund may also be subject to the following risks:

Indirect Investment in TSLA Risk. Tesla, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way and has no obligation to consider your Shares in taking any corporate actions that might affect the value of Shares. Investors in the Fund will not have voting rights and will not be able to influence management of Tesla, Inc. but will be exposed to the performance of TSLA (an Underlying Security). Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Security but will be subject to declines in the performance of the Underlying Security.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

TSLA Trading Risk. The trading price of TSLA may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general, and the market for technology companies in particular, has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of those companies. In particular, a large proportion of TSLA may be traded by short sellers which may put pressure on the supply and demand for the common stock of Tesla, Inc., further influencing volatility in its market price. Public perception and other factors outside of the control of Tesla, Inc. may additionally impact TSLA’s stock price due to Tesla, Inc. garnering a disproportionate degree of public attention, regardless of actual operating performance. In addition, in the past, following periods of volatility in the overall market and the market price of a particular company’s securities, securities class action litigation has often been instituted against companies such as these. Moreover, stockholder litigation like this has been filed against Tesla, Inc. in the past. While Tesla, Inc. continues to defend such actions, any judgment against Tesla, Inc., or any future stockholder litigation could result in substantial costs and a diversion of the management of Tesla, Inc.’s attention and resources. If TSLA trading is halted, trading in Shares of the TSLA Fund may be impacted, either temporarily or indefinitely.

Tesla, Inc. Performance Risk. Tesla, Inc. may fail to meet its publicly announced guidelines or other expectations about its business, which could cause the price of TSLA to decline. Tesla, Inc. provides guidance regarding its expected financial and business performance, such as projections regarding sales and production, as well as anticipated future revenues, gross margins, profitability and cash flows. Correctly identifying key factors affecting business conditions and predicting future events is inherently an uncertain process, and the guidance Tesla, Inc. provides may not ultimately be accurate and has in the past been inaccurate in certain respects, such as the timing of new product manufacturing ramps. The guidance is based on certain assumptions such as those relating to global and local economic conditions, anticipated production and sales volumes (which generally are not linear throughout a given period), average sales prices, supplier and commodity costs, and planned cost reductions. If Tesla, Inc.’s guidance is not accurate or varies from actual results due to its inability to meet the assumptions or the impact on its financial performance that could occur as a result of various risks and uncertainties, the market value of common stock issued by Tesla, Inc. could decline significantly.

Electric Vehicles Risk. The future growth and success of Tesla, Inc. are dependent upon consumers’ demand for electric vehicles, and specifically, its vehicles in an automotive industry that is generally competitive, cyclical and volatile. If the market for electric vehicles in general and Tesla, Inc. vehicles in particular does not develop as Tesla, Inc. expects, develops more slowly than it expects, or if demand for its vehicles decreases in its markets or its vehicles compete with each other, the business, prospects, financial condition and operating results of Tesla, Inc. may be harmed. Tesla, Inc. is still at an earlier stage of development and have limited resources and production relative to established competitors that offer internal combustion engine vehicles. In addition, electric vehicles still comprise a small percentage of overall vehicle sales. As a result, the market for Tesla, Inc. vehicles could be negatively affected by numerous factors, such as: (i) perceptions about electric vehicle features, quality, safety, performance and cost; (ii) perceptions about the limited range over which electric vehicles may be driven on a single battery charge, and access to charging facilities; (iii) competition, including from other types of alternative fuel vehicles, plug-in hybrid electric vehicles and high fuel-economy internal combustion engine vehicles; (iv) volatility in the cost of oil and gasoline, such as wide fluctuations in crude oil prices; (v) government regulations and economic incentives; and (vi) concerns about the future viability of Tesla, Inc. Finally, the target demographics for Tesla, Inc. vehicles are highly competitive. Sales of vehicles in the automotive industry tend to be cyclical in many markets, which may expose Tesla, Inc. to further volatility.

Automotive Companies Risk. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations, fluctuating component prices and supplier disruptions. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Elon Musk’s Influence on TSLA Risk. The Fund’s performance is closely tied to the stock price of TSLA, which may be significantly impacted by the actions, decisions, and public statements of its CEO, Elon Musk. His social media activity, interviews, and public remarks have historically caused sharp volatility in TSLA’s stock price and have, at times, resulted in regulatory scrutiny and legal proceedings. Additionally, Mr. Musk’s leadership decisions, including strategic shifts or changes in Tesla’s business model, could introduce uncertainty. His involvement in multiple high-profile ventures, such as SpaceX and X (formerly Twitter), may also raise concerns about his focus on Tesla. Furthermore, any potential reduction in his role or departure from Tesla could negatively affect investor sentiment. Given Mr. Musk’s influence, TSLA’s valuation may be subject to sudden and unpredictable changes, which could materially impact the Fund’s performance.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Government Incentives Risk. Government and economic incentives that support the development and adoption of electric vehicles in the U.S. and abroad, including certain tax exemptions, tax credits and rebates, may be reduced, eliminated, amended or exhausted from time to time. For example, previously available incentives favoring electric vehicles in certain areas have expired or were cancelled or temporarily unavailable, and in some cases were not eventually replaced or reinstituted, which may have negatively impacted sales. In addition, certain government and economic incentives may also be implemented or amended to provide benefits to manufacturers who assemble domestically, have local suppliers or have other characteristics that may not apply to TSLA. Such developments could negatively impact demand for TSLA’s vehicles, and TSLA and its customers may have to adjust to them, including through pricing modifications.

U.S. Government and U.S. Agency Obligations Risk (GPTY ETF, CRCO ETF, LFGY ETF, GMEY ETF, HIYY ETF, MSST ETF, WNTR ETF, QDTY ETF, NVIT ETF, RDTY ETF, RDYY ETF, SDTY ETF, CHPY ETF, BIGY ETF, RNTY ETF, SOXY ETF & TEST ETF Only). The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

YieldMax™ ETF Risks (FEAT ETF & FIVY ETF Only). In addition to equity securities, the Funds will invest their assets in selected eligible YieldMax™ ETFs, so each Fund’s investment performance is likely to be substantially related to the performance of the YieldMax™ ETFs. Each Fund’s NAV will change with changes in the value of the YieldMax™ ETFs in which they invest. An investment in the Funds entails more costs and expenses than the combined costs and expenses of direct investments in the YieldMax™ ETFs. Each YieldMax™ ETF is subject to the principal risks outlined for the Funds (including ETF Risks), along with the following additional risks:

Underlying Security Risks. Each YieldMax™ ETF invests in options contracts that are based on the value of one or more underlying securities (each, an “Underlying Security”). This subjects each YieldMax™ ETF to certain of the same risks as if it owned shares of its Underlying Security, even though it does not. As a result, each YieldMax™ ETF is subject to the risks associated with the industry of the corresponding Underlying Issuer.

BITO Risks. From time to time, the Funds may invest in BITO (the designated Evaluated Security for the YieldMax™ Bitcoin Option Income Strategy ETF). During such times, the Funds will be subject to additional risks. BITO seeks to provide investment results that correspond to the performance of Bitcoin by primarily investing in Bitcoin futures contracts. BITO does not invest directly in or hold Bitcoin. BITO is subject to many of the same risks to which the YieldMax™ ETFs are subject. For example, Counterparty Risks, Derivatives Risks, ETF Risks, Liquidity Risk, Money Market Instrument Risks, Non-Diversification Risks, and Management Risks. BITO is also subject to the additional risks, which are described in more detail in BITO’s prospectus.

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Each YieldMax™ ETF’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments or YieldMax™ ETF’s other portfolio holdings, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The YieldMax™ ETFs investment strategies are options-based. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national or international political and economic events, changes in the actual or implied volatility or the reference asset, and the time remaining until the expiration of the option contract.

Counterparty Risk. Each YieldMax™ ETF faces counterparty risk through its investments in options contracts, held via clearing members due to its non-membership in clearing houses, with the risk exacerbated if a clearing member defaults or if limited clearing members are willing to transact on its behalf. This risk is also magnified as the YieldMax™ ETF primarily focuses on options contracts on a single security, potentially leading to losses or hindrance in implementing its investment strategy if adverse situations with clearing members arise.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

Price Participation Risk. Each YieldMax™ ETF employs a strategy of selling call option contracts, limiting its participation in the value increase of the Underlying Security during the call period. Should an Underlying Security’s value increase beyond the sold call options’ strike price, the YieldMax™ ETF may not experience the same extent of increase, potentially underperforming the Underlying Security and experiencing a NAV decrease, especially given its full exposure to any value decrease of the Underlying Security over the call period.

Distribution Risk. Each YieldMax™ ETF aims to provide monthly income, although there’s no guarantee of distribution in any given month, and the distribution amounts may vary significantly. Monthly distributions may consist of capital returns, reducing each YieldMax™ ETF’s NAV and trading price over time, thus potentially leading to significant losses for investors (including the Funds), especially as a YieldMax™ ETF’s returns exclude any dividends paid by the Underlying Security, which may result in lesser income compared to a direct investment in the Underlying Security.

NAV Erosion Risk Due to Distributions. When a YieldMax™ ETF makes a distribution, its NAV typically drops by the distribution amount on the related ex-dividend date. The repetitive payment of distributions may significantly erode a YieldMax™ ETF’s NAV and trading price over time, potentially resulting in notable losses for investors (including the Funds).

Call Writing Strategy Risk. The continuous application of each YieldMax™ ETF’s call writing strategy impacts its ability to participate in the positive price returns of its Underlying Security, which in turn affects each YieldMax™ ETF’s returns both during the term of the sold call options and over longer time frames. A YieldMax™ ETF’s participation in its Underlying Security’s positive price returns and its own returns will depend not only on the Underlying Security’s price but also on the path the Underlying Security’s price takes over time, illustrating that certain price trajectories of the Underlying Security could lead to suboptimal outcomes for the YieldMax™ ETF.

Single Issuer Risk. Each YieldMax™ ETF, focusing on an individual security, may experience more volatility compared to traditional pooled investments or the market generally due to issuer-specific attributes. Its performance may deviate from that of diversified investments or the overall market, making it potentially more susceptible to the specific performance and risks associated with the Underlying Security.

High Portfolio Turnover Risk. Each YieldMax™ ETF may actively and frequently trade all or a significant portion of the YieldMax™ ETF’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the YieldMax™ ETF’s expenses.

Liquidity Risk. Some securities held by the YieldMax™ ETFs, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the YieldMax™ ETFs as each will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If a YieldMax™ ETF is forced to sell an illiquid security at an unfavorable time or price, the YieldMax™ ETF may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the YieldMax™ ETF from limiting losses, realizing gains or achieving a high correlation with the Underlying Security. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the YieldMax™ ETFs.

Money Market Instrument Risk. The YieldMax™ ETFs may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

Tax Risk. Each YieldMax™ ETF aims to qualify as a RIC under Subchapter M of the Code to avoid U.S. federal income tax on distributed net investment income and net capital gain, provided certain conditions are met. Failure to meet the RIC criteria, especially if the value of held options exceeds 25% of the total ETF assets at the end of a tax quarter, could subject a YieldMax™ ETF’s income to taxation at both the fund and shareholder levels, though there’s a grace period to rectify such non-compliance; each YieldMax™ ETF employs a synthetic strategy, maintaining a treasury securities portfolio to aid in meeting diversification requirements.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

U.S. Government and U.S. Agency Obligations Risk. Each YieldMax™ ETF may invest in securities issued by the U.S. government or its agencies, where the repayment of principal and interest might be backed by the full faith and credit of the United States or solely by the issuing agency. In cases where the issuing agency or instrumentality is the sole backer, investors are reliant on that entity for repayment, with no assurance that the U.S. government would provide financial support to such agencies or instrumentalities if not obligated, potentially posing a repayment risk.

As with any investment, there is a risk that you could lose all or a portion of your investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks”.

 NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, for its services, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Investment Advisory
Fund	Fee
GPTY ETF	0.99%
CRCO ETF	0.99%
LFGY ETF	0.99%
FEAT ETF	0.29%
FIVY ETF	0.29%
GMEY ETF	0.99%
HIYY ETF	0.99%
MSST ETF	0.99%
WNTR ETF	0.99%
QDTY ETF	0.99%
NVIT ETF	0.99%
RDTY ETF	0.99%
RDYY ETF	0.99%
SDTY ETF	0.99%
CHPY ETF	0.99%
BIGY ETF	0.99%
RNTY ETF	0.99%
SOXY ETF	0.99%
TEST ETF	0.99%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, accounting, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by each Fund except for interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, litigation expenses, other non-routine or extraordinary expenses, and distribution fees and expenses paid by each Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”), and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are calculated daily and paid monthly to the Adviser. Investment Advisory Fees for the periods ended January 31, 2026, are disclosed in the Statements of Operations.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

There is no sub-advisory agreement currently in effect for the Funds, and the Adviser is directly responsible for all portfolio management functions, including day- to - day trading, security selection, and execution, under the oversight of the Board.

The Adviser has entered into an agreement with ZEGA, Lucania Investments LLC, and Level ETF Ventures LLC (each a “Supporter” and collectively the “Supporters”) , with respect to the Funds, under which each Supporter assumes the obligation of the Adviser to pay all or a portion of expenses of the Funds, except the Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). For assuming the payment obligations for the Funds, the Adviser has agreed to pay the Supporters all or a portion of the profits, if any, generated by each Fund’s unitary fee less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Supporters include fees charged by Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group Company and an affiliate of the Adviser. Although the Supporters have agreed to be responsible for all of the Unitary Expenses for the Funds, the Adviser retains the ultimate obligation to the Funds to pay such expenses.

Tidal serves as the Funds’ administrator and, in that capacity, performs or arranges for various administrative, compliance and management services (other than investment advisory services) for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ sub - administrator, fund accountant and transfer agent. In those capacities, Fund Services performs various administrative, management (other than investment advisory services) and accounting services for the Funds. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds’ custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b - 1) Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of their Shares. No Rule 12b - 1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b - 1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

 NOTE 5 – SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023 -07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund’s investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting periods.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023 -07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the periods ended January 31, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were as follows:

Fund:	Purchases	Sales
GPTY ETF	$13,072,846	26,255,924
CRCO ETF	-	-
LFGY ETF	54,993,487	106,405,754
FEAT ETF	21,711,233	21,368,809
FIVY ETF	10,655,628	10,645,650
GMEY ETF	-	-
HIYY ETF	-	-
MSST ETF	-	-
WNTR ETF	-	-
QDTY ETF	17,675,096	833,307
NVIT ETF	-	-
RDTY ETF	7,928,689	234,030
RDYY ETF	-	-
SDTY ETF	15,922,899	-
CHPY ETF	70,696,509	54,869,787
BIGY ETF	7,327,988	8,304,151
RNTY ETF	1,468,922	360,096
SOXY ETF	10,998,558	8,527,969
TEST ETF	-	-

For the periods ended January 31, 2026, there were no purchases or sales of long-term U.S. government securities for the Funds.

For the periods ended January 31, 2026, in-kind transactions associated with creations and redemptions for the Funds were as follows:

		Sales &
Fund:	Purchases	Maturities
GPTY ETF	$39,464,739	$3,195,369
CRCO ETF	-	-
LFGY ETF	60,020,992	59,456,350
FEAT ETF	9,011,528	7,825,613
FIVY ETF	-	770,430
GMEY ETF	-	-
HIYY ETF	-	-
MSST ETF	-	-
WNTR ETF	-	-
QDTY ETF	-	-
NVIT ETF	-	-
RDTY ETF	-	-
RDYY ETF	-	-
SDTY ETF	-	-
CHPY ETF	258,093,611	50,581,380
BIGY ETF	16,863,811	-
RNTY ETF	-	-
SOXY ETF	14,892,723	6,343,895
TEST ETF	-	-

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

NOTE 7 – AFFILIATED SECURITIES

The FEAT ETF and FIVY ETF held affiliated securities of the following companies during the six-months ended January 31, 2026. Transactions during the six-months in these securities of affiliated companies were as follows:

FEAT ETF
				Fair Value
						Change in
	Share	Fair Value				Unrealized
Security	Balance	at			Realized Gain	Appreciation/	Fair Value at
Ticker	01/31/2026	07/31/2025	Purchases	Sales	(Loss)	(Depreciation)	01/31/2026	Dividend Income
AMDY	71,640	$-	$4,864,923	$(1,154,771)	$(277,307)	$(753,509)	$2,679,336	$635,679
CONY*	-	3,792,525	1,900,725	(4,765,618)	(1,053,905)	126,273	-	617,614
CVNY*	-	4,579,169	1,277,868	(4,896,949)	(456,519)	(503,569)	-	642,543
GOOY	193,764	-	3,929,434	(1,086,766)	13,413	69,755	2,925,836	132,233
HOOY*	-	4,052,611	2,312,939	(4,890,556)	(1,492,814)	17,820	-	1,522,171
MRNY	132,374	-	2,783,885	(29,885)	(1,944)	(250,187)	2,501,869	63,420
NFLY*	-	4,156,523	2,016,323	(5,052,972)	(1,554,082)	434,208	-	548,288
PLTY	61,271	-	5,027,044	(1,118,086)	(211,252)	(1,162,312)	2,535,394	620,065
RDYY	87,092	-	5,740,103	(1,464,177)	(351,865)	(1,473,292)	2,450,769	1,030,901
YBIT*	-	4,310,250	869,518	(4,734,644)	(597,145)	152,021	-	330,633
					$(5,983,420)	$(3,342,792)	$13,093,204	$6,143,547

FIVY ETF
				Fair Value
						Change in
	Share	Fair Value				Unrealized
Security	Balance	at			Realized Gain	Appreciation/	Fair Value at
Ticker	1/31/2026	07/31/2025	Purchases	Sales	(Loss)	(Depreciation)	01/31/2026	Dividend Income
AMDY	22,373	$-	$1,347,884	$(193,302)	$(26,871)	$(290,961)	$836,750	$190,124
CONY*	-	1,183,323	329,313	(1,233,114)	(318,921)	39,399	-	188,529
CVNY*	-	1,428,048	5,410	(1,141,970)	(134,447)	(157,041)	-	192,622
GOOY	60,511	-	1,057,595	(166,317)	654	21,784	913,716	36,471
HOOY*	-	1,263,834	160,370	(985,413)	(439,725)	934	-	460,283
MRNY	41,340	-	865,467	(5,641)	(367)	(78,133)	781,326	19,806
NFLY*	-	1,297,385	8,356	(952,164)	(481,254)	127,677	-	167,873
PLTY	19,114	-	1,331,529	(130,620)	(25,062)	(384,909)	790,938	185,586
RDYY	27,198	-	1,468,208	(143,474)	(33,115)	(526,267)	765,352	311,354
YBIT*	-	1,350,228	-	(1,215,274)	(179,031)	44,077	-	100,697
					$(1,638,139)	$(1,203,440)	$4,088,082	$1,853,345

* Security no longer held, or no longer in affiliation, at period end.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended January 31, 2026 (estimated) and the prior fiscal periods ended July 31, 2025 were as follows:

	Distributions paid from:		Distributions paid from:
			Ordinary	Long-Term
	Ordinary Income	Return of Capital	Income	Capital Gain	Return of Capital
	January 31, 2026	January 31, 2026	July 31, 2025	July 31, 2025	July 31, 2025
GPTY ETF	-	12,566,205	4,383,423	-	-
CRCO ETF	241,531	7,304,514	-	-	-
LFGY ETF	-	61,212,998	12,421,491	-	22,732,012
FEAT ETF	5,947,213	-	3,632,852	-	935,308
FIVY ETF	1,923,250	75,263	1,562,389	-	370,499
GMEY ETF	172,933	3,929,652	-	-	-
HIYY ETF	174,982	5,059,771	-	-	-
MSST ETF	10,998	83,607	-	-	-
WNTR ETF	431,455	25,981,680	1,658,712	-	3,312,363
QDTY ETF	-	2,431,300	295,251	378,912	265,032
NVIT ETF	12,277	94,773	-	-	-
RDTY ETF	-	1,997,678	88,812	68,325	435,136
RDYY ETF	271,350	9,021,190	-	-	-
SDTY ETF	-	1,899,430	367,362	486,624	581,092
CHPY ETF	-	24,018,198	1,238,761	-	401,427
BIGY ETF	-	753,363	559,858	-	-
RNTY ETF	32,591	142,409	48,534	3,506	-
SOXY ETF	-	685,160	398,560	-	-
TEST ETF	10,843	111,425	-	-	-

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

As of the prior fiscal periods ended July 31, 2025, the components of the distributable earnings (accumulated losses) on a tax basis were as follows:

	GPTY ETF	LFGY ETF	FEAT ETF	FIVY ETF	WNTR ETF	QDTY ETF
Investments including written options, at cost(a)	$43,686,865	$174,963,288	$21,218,071	$10,671,450	$28,941,554	$11,198,268
Gross tax unrealized appreciation	6,056,208	31,979,957	921,299	844,877	851,872	—
Gross tax unrealized depreciation	(2,916,837)	(16,886,132)	(772,509)	(263,327)	(897,980)	(25)
Net tax unrealized appreciation (depreciation)	3,139,371	15,093,825	148,790	581,550	(46,108)	(25)
Undistributed ordinary income (loss)	357,906	—	—	—	—	—
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings (accumulated losses)	357,906	—	—	—	—	—
Other accumulated gain (loss) (b)	(5,187,592)	(22,033,956)	(4,310,831)	(2,358,394)	(3,714,428)	(74,362)
Total distributable earnings (accumulated losses)	$(1,690,315)	$(6,940,131)	$(4,162,041)	$(1,776,844)	$(3,760,536)	$(74,387)

	RDTY ETF	SDTY ETF	CHPY ETF	BIGY ETF	RNTY ETF	SOXY ETF
Investments including written options, at cost(a)	$5,550,786	$12,888,948	$26,821,239	$7,325,452	$2,460,373	$5,713,987
Gross tax unrealized appreciation	14,764	—	3,574,898	902,674	166,038	1,226,221
Gross tax unrealized depreciation	(14,812)	(553)	(834,512)	(523,164)	(118,931)	(245,262)
Net tax unrealized appreciation (depreciation)	(48)	(553)	2,740,386	379,510	47,107	980,959
Undistributed ordinary income (loss)	—	—	—	82,568	24,911	398,221
Undistributed long-term capital gain (loss)	—	—	—	—	—	—
Total distributable earnings (accumulated losses)	—	—	—	82,568	24,911	398,221
Other accumulated gain (loss) (b)	(62,172)	(71,347)	(2,124,824)	(576,680)	(34,825)	(757,080)
Total distributable earnings (accumulated losses)	$(62,220)	$(71,900)	$615,562	$(114,602)	$37,193	$622,100

(a)	The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales, mark-to-market treatment of option contracts, and distribution payable.

(b)	A portion of the other accumulated gain (loss) is attributable to straddles in the amount that follows in the table below:

Straddles
GPTY ETF	$(4,880,272)
LFGY ETF	(19,582,558)
FEAT ETF	-
FIVY ETF	-
WNTR ETF	(851,873)
QDTY ETF	-
RDTY ETF	-
SDTY ETF	-
CHPY ETF	(1,896,519)
BIGY ETF	(576,680)
RNTY ETF	(34,825)
SOXY ETF	(757,080)

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the prior fiscal periods ended July 31, 2025, the Funds had not elected to defer any post-October losses. As of the prior fiscal periods ended July 31, 2025, the QDTY ETF, RDTY ETF, and SDTY ETF have elected to defer late-year losses in the amount of $31,687, $18,910, and $27,457, respectively. As of the prior fiscal periods ended July 31, 2025, the FEAT ETF, FIVY ETF, and WNTR ETF had short-term capital loss carryovers, which do not expire, in the amount of $4,310,831, $2,358,394, and $1,373,055, respectively.

NOTE 9 – SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE, except for the FEAT ETF, FIVY ETF, MSST ETF, QDTY ETF, NVIT ETF, RDTY ETF, SDTY ETF and TEST ETF. Shares of the FEAT ETF, FIVY ETF, QDTY ETF, RDTY ETF, and SDTY ETF are listed and traded on The NASDAQ. Shares of the MSST ETF, NVIT ETF, and TEST ETF are listed and traded on the CBOE. Market prices for the Shares may be different from their NAV. The Funds issue and redeem Shares on a continuous basis at NAV generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to the Financial Statements	YieldMax ETFs

January 31, 2026 (Unaudited)

The Funds currently offer one class of Shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee, payable to the Custodian, is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees is $300 for each Fund, other than FEAT ETF, FIVY ETF, BIGY ETF, RNTY ETF and SOXY ETF, of which the fee is $500 for those Funds. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to each Fund, may be charged on all cash transactions, non-standard orders, or partial cash transactions for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 10 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that they will be successful in doing so.

NOTE 11 – SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds’ financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

For the below fund:

YieldMax MSTR Short Option Income Strategy ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on February 5-6, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

● the Investment Advisory Agreement (each, an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in 2 relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on February 5-6, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on its experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to 3 Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed. The Board also considered that the Fund had one or more sponsors, who had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement is fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

For the below funds:

YieldMax MSTR Performance & Distribution Target 25 ETF

YieldMax NVDA Performance & Distribution Target 25 ETF

YieldMax TSLA Performance & Distribution Target 25 ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on April 4, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

● the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on April 4, 2025. Among other things, each of the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds. The Board did note that neither the Adviser receive any additional compensation for serving as investment adviser.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board determined that the proposed fees reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by each firm. The Board also considered that Tidal ETF Services, ZEGA Financial LLC, Luciana Investments LLC and Level ETF Ventures LLC were acting as Sponsor to the YieldMax ETFs and that the sponsors had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

For the below funds:

YieldMax GME Option Income Strategy ETF

YieldMax HIMS Option Income Strategy ETF

YieldMax RDDT Option Income Strategy ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on June 23, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

● the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of each Fund; and

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to each Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Funds, including any fall-out benefits; (iv) comparative fee and expense data for each Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as each Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on June 23, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to each Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to each Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for each Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for each Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for each Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Funds are new, it was difficult to estimate the profitability of each Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as each Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieved asset growth.

The Board also considered that the Adviser, Tidal ETF Services, ZEGA Financial LLC, Luciana Investments LLC (“Lucania”) and Level ETF Ventures LLC (“Level”) were acting as supporters to the YieldMax ETFs; the Adviser, Tidal ETF Services, Lucania and Level were acting as supporters to the LevMax ETFs and that the sponsors/supporters had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that the Adviser’s fees are reasonable in light of the services that the Adviser will provide to each Fund; and (c) agreed to approve the Agreement for an initial term of two years.

For the below fund:

YieldMax CRCL Option Income Strategy ETF

APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on August 6-7, 2025, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

● the Investment Advisory Agreements (each, an “Advisory Agreement”), collectively the “Advisory Agreements”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Fund;

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser. In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund, including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on August 6-7, 2025. Among other things, the Adviser provided responses to a detailed series of questions, which included information about the Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the renewal of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreements. In considering the nature, extent and quality of the services to be provided by the Adviser; the Board reviewed the Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also considered the Adviser, ZEGA Financial LLC, Lucania Investments LLC and Level ETF Ventures LLC, were acting as sponsor for the YieldMax ETFs. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for the Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of each Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s fees are reasonable in light of the services that the Adviser will provide to the Fund; and (c) agreed to approve the Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	April 9, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 9, 2026

* Print the name and title of each signing officer under his or her signature.